UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 88.4% of Net Assets

Non-Convertible Bonds – 81.9%

	ABS Car Loan – 0.1%
$5,917,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$6,028,110
21,224,745	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	17,028,567

		23,056,677

	ABS Home Equity – 0.1%
12,835,462	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.632%, 4/25/2035(b)	13,068,310

	ABS Other – 0.4%
31,133,150	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)	30,980,598
20,309,583	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	20,309,583
7,382,738	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	7,382,738
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	24,279,083
16,377,917	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	16,217,414

		99,169,416

	Aerospace & Defense – 0.9%
36,735,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	32,602,312
100,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	88,750
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,184,788
13,664,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	12,844,160
5,200,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	5,564,000
275,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019	294,250
24,903,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	23,906,880
25,480,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	27,391,000
770,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039	827,750
6,995,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	5,805,850
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	42,526,939
27,916,000	TransDigm, Inc., 6.500%, 7/15/2024	27,567,050
25,085,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	24,834,150

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Aerospace & Defense – continued
$1,550,000	TransDigm, Inc., 7.500%, 7/15/2021	$1,666,250

		207,104,129

	Airlines – 2.9%
24,305,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	20,870,386
4,764,443	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,955,021
220,000	Allegiant Travel Co., 5.500%, 7/15/2019	221,650
232,615,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	234,359,613
20,599,892	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	20,735,439
7,674,633	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	7,943,245
14,273,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	14,766,560
4,256,979	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	4,409,762
32,465,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	33,844,763
234,085	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	242,559
47,502	Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 9/15/2018	50,262
1,872,375	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,980,036
686,928	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	704,101
1,541,280	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	1,747,349
1,806,679	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,983,914
1,142,456	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,218,430
2,668,114	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	2,834,871
1,529,132	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,557,727
14,311,440	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	15,957,255
23,819,425	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	25,308,139
18,180,831	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	19,408,037
22,155,069	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	25,644,493
4,715,997	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	4,975,377
2,231,697	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	2,560,872
3,278,874	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,762,508

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,359,060	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	$1,421,849
20,066,996	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	21,521,853
531,671	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	579,521
6,915,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	6,946,947
12,595,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	12,796,268
325,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	338,813
14,409,863	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	15,400,397
14,988,672	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	17,386,859
331,730	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	382,318
18,022,409	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	20,365,322
9,398,958	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	10,620,822
3,911,118	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	3,979,563
6,448,887	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	6,706,843
609,151	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	624,379
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	57,868,800
7,564,677	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	7,797,291
12,230,814	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	12,404,247

		649,184,461

	Automotive – 1.4%
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,898,607
12,977,000	Ford Motor Co., 6.375%, 2/01/2029	15,309,149
2,611,000	Ford Motor Co., 6.500%, 8/01/2018	2,958,198
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,786,606
64,950,000	Ford Motor Co., 6.625%, 10/01/2028	79,095,980
2,720,000	Ford Motor Co., 7.125%, 11/15/2025	3,323,108
46,387,000	Ford Motor Co., 7.400%, 11/01/2046	61,423,856
65,430,000	Ford Motor Co., 7.450%, 7/16/2031	83,606,912
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,969,004

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	$39,310,462
8,755,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	9,518,874
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,573,060
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,635,850

		318,409,666

	Banking – 10.4%
6,000,000	ABN Amro Bank NV, (fixed rate to 3/10/2016, variable rate thereafter), 4.310%, (EUR)(e)	6,739,266
100,540,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	124,990,926
895,000	Ally Financial, Inc., 5.125%, 9/30/2024	897,238
42,006,000	Ally Financial, Inc., 8.000%, 12/31/2018	46,889,197
40,627,000	Ally Financial, Inc., 8.000%, 11/01/2031	48,650,832
33,073,000	Associates Corp. of North America, 6.950%, 11/01/2018	38,049,957
100,035,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	30,308,761
4,887,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	6,035,000
59,285,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	58,386,062
35,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	36,925
16,525,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	13,673,941
87,880,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	78,997,065
27,100,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	45,951,233
30,900,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	34,965,585
23,400,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	27,236,634
35,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	56,712,380
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	26,196,000
13,150,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	21,083,440
12,230,000	Citigroup, Inc., 3.375%, 3/01/2023	12,216,156
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,906,340
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	36,851,371
5,900,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)(d)	4,971,305

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$24,080,000	Citigroup, Inc., 6.125%, 5/15/2018	$26,871,113
39,930,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	28,354,211
4,900,000	Citigroup, Inc., EMTN, 1.257%, 11/30/2017, (EUR)(b)	5,448,560
16,780,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	17,456,351
4,045,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	4,044,458
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	23,129,469
900,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,015,570
61,880,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	72,582,022
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,526,459
33,280,000	HBOS PLC, 6.000%, 11/01/2033, 144A	35,855,140
65,355,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	72,462,552
12,345,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	12,689,549
55,385,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	53,808,964
69,375,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	47,404,755
266,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	19,438,500
83,493,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	96,234,449
34,800,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	34,626,000
4,745,000	Lloyds Banking Group PLC, (fixed rate to 5/21/2037, variable rate thereafter), 6.657%, 144A(e)	5,320,331
36,435,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	40,837,004
1,600,000	Merrill Lynch & Co., Inc., EMTN, 0.536%, 9/14/2018, (EUR)(b)	1,756,111
3,600,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	4,111,056
82,175,000	Morgan Stanley, 2.125%, 4/25/2018	82,730,339
42,630,000	Morgan Stanley, 2.500%, 1/24/2019	43,025,393
6,600,000	Morgan Stanley, 3.750%, 2/25/2023	6,673,524
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	46,255,235
53,595,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	42,724,588
15,520,000	Morgan Stanley, 4.875%, 11/01/2022	16,508,748

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
75,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	$60,159,155
152,340,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	110,325,325
150,195,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	125,651,101
1,400,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	2,348,717
117,500,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	93,436,421
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	140,001,174
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,981,790
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	56,551,507
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,875,202
2,819,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	3,129,561
6,633,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	7,389,162
1,385,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	1,536,346
22,591,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	25,122,603
34,220,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	36,236,653
32,250,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	34,726,219
15,425,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	16,481,613
1,300,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	1,505,487
11,450,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	14,298,120
3,200,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	3,648,558
950,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	965,752
2,269,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	2,354,920
6,000,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	10,551,729
2,800,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	3,141,513

		2,343,054,693

	Brokerage – 1.0%
5,996,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	5,846,100
29,995,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	29,953,007

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$19,787,000	Jefferies Group LLC, 5.125%, 4/13/2018	$21,011,538
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,929,610
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	29,222,540
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	24,350,820
58,180,000	Jefferies Group LLC, 6.875%, 4/15/2021	66,593,701

		229,907,316

	Building Materials – 0.8%
15,670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	12,692,700
3,285,000	Masco Corp., 5.850%, 3/15/2017	3,482,100
19,873,000	Masco Corp., 6.125%, 10/03/2016	20,916,332
15,272,000	Masco Corp., 6.500%, 8/15/2032	16,111,960
23,972,000	Masco Corp., 7.125%, 3/15/2020	27,807,520
9,733,000	Masco Corp., 7.750%, 8/01/2029	11,241,615
9,900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	2,308,546
214,000	Owens Corning, 6.500%, 12/01/2016	227,585
51,420,000	Owens Corning, 7.000%, 12/01/2036	58,746,733
2,395,000	Titan Global Finance PLC, EMTN, 4.250%, 7/10/2019, (EUR)	2,309,072
17,605,000	USG Corp., 9.750%, 1/15/2018	20,025,688

		175,869,851

	Cable Satellite – 0.3%
1,090,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	1,060,025
1,250,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,217,188
4,325,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	4,346,625
5,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	5,452,356
965,000	DISH DBS Corp., 5.000%, 3/15/2023	892,625
1,105,000	DISH DBS Corp., 5.875%, 11/15/2024	1,061,491
500,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	417,500
275,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	228,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	$34,213,183
6,190,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	5,049,195
535,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	517,951
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,918,935
9,660,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	9,804,900

		77,180,224

	Chemicals – 1.8%
255,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	273,169
123,840,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	119,970,000
23,615,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	22,906,550
56,305,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	57,149,575
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,100,000
23,289,000	Hercules, Inc., 6.500%, 6/30/2029	21,192,990
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	21,655,237
4,955,000	Hexion, Inc., 8.875%, 2/01/2018	4,471,888
3,390,000	Hexion, Inc., 9.000%, 11/15/2020	2,440,800
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	8,167,862
405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	407,025
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	117,741,975
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,269,495
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,132,125

		405,878,691

	Construction Machinery – 0.2%
1,975,000	Joy Global, Inc., 6.625%, 11/15/2036	2,342,842
27,030,000	Toro Co., 6.625%, 5/01/2037(c)(d)	30,386,666
1,095,000	United Rentals North America, Inc., 6.125%, 6/15/2023	1,118,269
5,825,000	United Rentals North America, Inc., 7.625%, 4/15/2022	6,305,563

		40,153,340

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 0.1%
$3,721,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	$3,930,306
1,000,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	1,050,000
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,008,190

		13,988,496

	Consumer Products – 0.3%
15,036,000	Avon Products, Inc., 7.700%, 3/15/2043	12,291,930
57,550,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	58,293,086

		70,585,016

	Diversified Manufacturing – 0.0%
225,000	Amsted Industries, Inc., 5.000%, 3/15/2022, 144A	224,719

	Electric – 2.2%
3,075,000	AES Corp. (The), 4.875%, 5/15/2023	2,890,500
8,395,000	AES Corp. (The), 5.500%, 3/15/2024	8,080,187
3,575,000	AES Corp. (The), 5.500%, 4/15/2025	3,405,188
59,042,356	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	68,630,893
72,081,497	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	73,628,366
2,425,945	CE Generation LLC, 7.416%, 12/15/2018	2,341,037
49,684,000	DPL, Inc., 6.750%, 10/01/2019, 144A	52,789,250
12,250,000	Dynegy, Inc., 7.375%, 11/01/2022, 144A	12,831,875
69,835,000	Dynegy, Inc., 7.625%, 11/01/2024, 144A	73,850,512
70,000,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	70,679,420
65,185,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	67,876,098
22,441,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	24,034,356
3,700,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	7,650,556
8,663,000	Endesa S.A., 7.875%, 2/01/2027	11,268,267
11,600,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	12,880,942
800,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	964,488
2,250,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	3,957,429

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – continued
$824,329	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	$877,910
97,350	Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018	99,385

		498,736,659

	Finance Companies – 6.0%
3,100,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	2,309,500
4,145,000	Aircastle Ltd., 7.625%, 4/15/2020	4,688,824
71,260,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	81,390,678
64,245,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	44,306,467
89,985,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	63,337,528
45,800,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	31,965,693
12,965,000	General Electric Capital Corp., Series A, MTN, 0.575%, 5/13/2024(b)	12,430,194
266,643,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	181,843,440
455,000	International Lease Finance Corp., 3.875%, 4/15/2018	457,275
9,293,000	International Lease Finance Corp., 4.625%, 4/15/2021	9,385,930
11,568,000	International Lease Finance Corp., 5.875%, 4/01/2019	12,333,802
37,440,000	International Lease Finance Corp., 5.875%, 8/15/2022	40,435,200
5,265,000	International Lease Finance Corp., 6.250%, 5/15/2019	5,692,781
17,780,000	International Lease Finance Corp., 8.250%, 12/15/2020	21,113,750
6,070,000	iStar Financial, Inc., 3.875%, 7/01/2016	6,092,459
19,330,000	iStar Financial, Inc., 4.875%, 7/01/2018	19,015,887
20,395,000	iStar Financial, Inc., 5.000%, 7/01/2019	20,114,569
34,525,000	iStar Financial, Inc., 5.850%, 3/15/2017	35,431,281
30,235,000	iStar Financial, Inc., 7.125%, 2/15/2018	31,480,682
1,890,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,838,025
30,220,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	31,504,350
2,335,000	Navient Corp., 5.875%, 10/25/2024	2,194,900
68,000,000	Navient Corp., MTN, 6.125%, 3/25/2024	65,110,000
34,415,000	Navient LLC, 4.875%, 6/17/2019	34,070,850

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$27,420,000		Navient LLC, 5.500%, 1/25/2023	$26,049,000
150,996	(††)	Navient LLC, 6.000%, 12/15/2043	3,256,480
9,995,000		Navient LLC, MTN, 4.625%, 9/25/2017	10,157,419
11,663,000		Navient LLC, MTN, 5.500%, 1/15/2019	11,891,828
8,000,000		Navient LLC, MTN, 7.250%, 1/25/2022	8,440,000
3,355,000		Navient LLC, MTN, 8.000%, 3/25/2020	3,740,825
23,623,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	23,534,414
51,024,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	41,329,440
74,428,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	82,711,836
400,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	412,000
78,860,000		Springleaf Finance Corp., 5.250%, 12/15/2019	77,775,675
195,700,000		Springleaf Finance Corp., 7.750%, 10/01/2021	212,334,500
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	87,770,237
4,690,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	4,848,288
935,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	980,581

			1,353,776,588

		Food & Beverage – 0.2%
3,420,000		Constellation Brands, Inc., 4.750%, 11/15/2024	3,428,550
37,225,000		DS Services of America, Inc., 10.000%, 9/01/2021, 144A	43,553,250
1,500,000		Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	1,192,543

			48,174,343

		Government Owned - No Guarantee – 0.2%
28,720,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	28,289,200
17,035,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	13,166,351

			41,455,551

		Healthcare – 3.6%
3,240,000		BioScrip, Inc., 8.875%, 2/15/2021	2,754,000
15,410,000		Boston Scientific Corp., 6.000%, 1/15/2020	17,449,945
5,250,000		HCA Holdings, Inc., 6.250%, 2/15/2021	5,656,875

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$237,365,000	HCA, Inc., 5.250%, 4/15/2025	$246,859,600
12,950,000	HCA, Inc., 5.875%, 3/15/2022	14,083,125
163,835,000	HCA, Inc., 5.875%, 5/01/2023	174,074,687
27,204,000	HCA, Inc., 7.050%, 12/01/2027	28,428,180
27,148,000	HCA, Inc., 7.500%, 12/15/2023	29,862,800
27,545,000	HCA, Inc., 7.500%, 11/06/2033	29,886,325
71,181,000	HCA, Inc., 7.690%, 6/15/2025	80,790,435
45,324,000	HCA, Inc., 8.360%, 4/15/2024	53,482,320
21,924,000	HCA, Inc., MTN, 7.580%, 9/15/2025	24,226,020
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	13,254,990
915,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023, 144A	993,919
335,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	358,450
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,397,825
2,250,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,227,500
13,068,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	13,068,000
34,198,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	31,633,150
37,850,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	38,607,000
355,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	360,325
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	712,425

		810,167,896

	Home Construction – 0.8%
7,385,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	7,163,450
160,000	DR Horton, Inc., 4.375%, 9/15/2022	155,200
16,729,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	14,261,473
45,718,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	42,289,150
2,835,000	KB Home, 8.000%, 3/15/2020	3,118,500
10,320,000	Lennar Corp., 4.500%, 6/15/2019	10,526,400
65,355,000	Pulte Group, Inc., 6.000%, 2/15/2035	63,557,737

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$18,575,000	Pulte Group, Inc., 6.375%, 5/15/2033	$18,807,187
13,360,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	13,092,800
245,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024	240,100

		173,211,997

	Independent Energy – 1.6%
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	6,975,000
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,035,242
15,760,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,775,000
345,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	309,638
140,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	132,650
6,516,000	California Resources Corp., 5.000%, 1/15/2020	5,734,080
107,676,000	California Resources Corp., 5.500%, 9/15/2021	93,699,655
16,169,000	California Resources Corp., 6.000%, 11/15/2024	13,905,340
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,591,863
15,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	14,625
1,940,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	1,891,500
9,363,000	Continental Resources, Inc., 3.800%, 6/01/2024	8,546,537
705,000	Continental Resources, Inc., 4.500%, 4/15/2023	679,767
1,775,000	EQT Corp., 8.125%, 6/01/2019	2,077,694
710,000	Halcon Resources Corp., 8.875%, 5/15/2021	466,825
7,470,000	Halcon Resources Corp., 9.250%, 2/15/2022	4,836,825
3,375,000	Halcon Resources Corp., 9.750%, 7/15/2020	2,269,688
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	134,125
95,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	91,438
235,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	225,306
4,855,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	4,794,313
3,860,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	3,956,500
280,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	286,650

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$6,235,000	QEP Resources, Inc., 5.250%, 5/01/2023	$5,970,012
9,825,000	QEP Resources, Inc., 6.875%, 3/01/2021	10,193,437
12,745,000	Rex Energy Corp., 6.250%, 8/01/2022	10,068,550
2,700,000	Rex Energy Corp., 8.875%, 12/01/2020	2,430,000
9,500,000	Rice Energy, Inc., 6.250%, 5/01/2022	9,428,750
17,661,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	17,484,390
715,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	759,688
175,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	186,813
100,000	Rosetta Resources, Inc., 5.875%, 6/01/2024	107,750
12,849,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	13,138,102
22,645,000	Sanchez Energy Corp., 6.125%, 1/15/2023	20,267,275
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021	12,357,900
1,715,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	724,931
90,000	SM Energy Co., 5.000%, 1/15/2024	85,275
20,982,000	SM Energy Co., 6.125%, 11/15/2022, 144A	21,563,201
3,205,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	3,076,800
58,750,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	51,553,125

		352,826,260

	Industrial Other – 0.2%
10,205,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	10,332,562
10,640,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	10,786,300
160,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	157,600
9,280,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	5,939,200
8,380,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	8,924,700

		36,140,362

	Integrated Energy – 0.0%
2,155,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	1,540,825
1,250,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	906,250

		2,447,075

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Leisure – 0.0%
$1,270,000	Six Flags Entertainment Corp., 5.250%, 1/15/2021, 144A	$1,298,575
210,000	WMG Acquisition Corp., 6.000%, 1/15/2021	214,200

		1,512,775

	Life Insurance – 1.8%
16,485,000	American International Group, Inc., 4.125%, 2/15/2024	17,106,056
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,814,048
665,000	American International Group, Inc., 6.250%, 3/15/2087	732,360
6,981,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	9,242,844
8,400,000	American International Group, Inc., EMTN, 5.000%, 4/26/2023, (GBP)	14,883,288
3,245,000	American International Group, Inc., Series G, MTN, 5.600%, 10/18/2016	3,423,803
6,368,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	7,020,637
97,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	102,398,546
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	2,000,045
13,250,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	16,520,674
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,300,700
5,760,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	5,025,600
31,605,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	27,980,223
2,030,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,852,150
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,483,500
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	72,102,840
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	58,180,252
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	14,653,404
5,670,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	6,635,068

		401,356,038

	Local Authorities – 1.0%
38,490,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,834,152
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	81,675,487
142,855,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	120,558,527

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
1,507,000	Ontario Hydro, Zero Coupon, 11/27/2020, (CAD)	$1,096,719
4,073,020	Province of Alberta, 5.930%, 9/16/2016, (CAD)	3,378,552
1,490,000	Province of Ontario Canada, 2.100%, 9/08/2018, (CAD)	1,233,348

		238,776,785

	Media Entertainment – 0.8%
1,220,000	AMC Networks, Inc., 4.750%, 12/15/2022	1,220,000
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	8,916,059
1,595,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	1,443,475
66,650,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	60,151,625
9,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	9,451,688
23,335,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	24,151,725
34,725,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	34,898,625
3,610,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	3,727,325
26,090,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	28,046,750
8,890,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	10,034,587

		182,041,859

	Metals & Mining – 1.8%
8,170,571	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	4,820,637
155,000	AK Steel Corp., 7.625%, 5/15/2020	129,038
3,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,445,000
13,492,000	Alcoa, Inc., 5.870%, 2/23/2022	14,503,900
11,795,000	Alcoa, Inc., 5.900%, 2/01/2027	12,473,212
2,050,000	Alcoa, Inc., 5.950%, 2/01/2037	2,044,875
6,490,000	Alcoa, Inc., 6.750%, 1/15/2028	7,220,125
35,180,000	ArcelorMittal, 7.500%, 3/01/2041	34,476,400
3,635,000	ArcelorMittal, 7.750%, 10/15/2039	3,616,825
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	3,762,264
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	22,831,100

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$11,380,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	$5,405,500
5,260,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	2,472,200
56,877,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	25,025,880
12,503,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	9,127,190
34,330,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	29,094,675
100,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	95,625
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	15,921,562
975,000	Hecla Mining Co., 6.875%, 5/01/2021	922,594
19,310,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	20,806,525
66,920,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	71,604,400
6,500,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	6,321,250
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,771,257
15,555,000	United States Steel Corp., 6.650%, 6/01/2037	13,843,950
8,015,000	United States Steel Corp., 6.875%, 4/01/2021	8,015,000
23,520,000	United States Steel Corp., 7.000%, 2/01/2018	25,107,600
38,460,000	United States Steel Corp., 7.500%, 3/15/2022	39,517,650
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,933,399

		403,309,633

	Midstream – 0.9%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	777,650
9,050,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	8,673,466
1,000,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	1,142,089
7,325,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	7,528,342
7,500,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	8,832,510
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	248,509
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	34,004,222
33,023,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	33,848,575
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	217,300

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$4,130,000	NiSource Finance Corp., 6.125%, 3/01/2022	$4,770,802
21,041,000	NiSource Finance Corp., 6.400%, 3/15/2018	23,580,628
1,235,000	NiSource Finance Corp., 6.800%, 1/15/2019	1,423,640
26,020,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	27,814,131
1,455,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,477,984
31,350,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	32,055,375
4,258,532	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	4,301,117
18,753,000	Williams Partners LP, 3.350%, 8/15/2022	17,746,770

		208,443,110

	Mortgage Related – 0.0%
60,910	FHLMC, 5.000%, 12/01/2031	67,770

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
12,805,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	10,604,775
11,160,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	11,366,494
21,006,084	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	16,975,909
38,685,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(d)	38,708,211

		77,655,389

	Oil Field Services – 0.7%
485,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	383,150
14,585,000	FTS International, Inc., 6.250%, 5/01/2022	10,719,975
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	6,702,765
9,404,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A(c)(d)	3,244,380
2,464,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A(c)(d)	850,080
15,933,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(c)(d)	5,496,885
2,507,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A(c)(d)	874,316
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	14,898,360
29,512,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	9,738,960
47,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	15,298,400

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – continued
$10,000	Precision Drilling Corp., 5.250%, 11/15/2024	$8,700
10,000	Precision Drilling Corp., 6.500%, 12/15/2021	9,700
20,000	Precision Drilling Corp., 6.625%, 11/15/2020	19,600
23,050,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,109,427
10,432,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	6,572,160
1,180,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019	743,400
51,710,000	Transocean, Inc., 4.300%, 10/15/2022	38,911,775
1,900,000	Transocean, Inc., 6.500%, 11/15/2020	1,759,875
1,670,000	Transocean, Inc., 6.800%, 3/15/2038	1,248,325
6,530,000	Transocean, Inc., 6.875%, 12/15/2021	5,877,000

		149,467,233

	Packaging – 0.1%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,180,000
10,351,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	10,739,162
12,880,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	12,976,600
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,653,850

		26,549,612

	Paper – 1.2%
29,283,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	37,426,309
88,057,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	119,251,280
12,590,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	18,162,133
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,189,032
8,214,000	Westvaco Corp., 7.950%, 2/15/2031	10,563,048
34,428,000	Westvaco Corp., 8.200%, 1/15/2030	46,432,321
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	4,889,529
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,550,374

		267,464,026

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Property & Casualty Insurance – 0.4%
$22,060,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	$25,474,932
16,825,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	19,674,600
2,000,000	Liberty Mutual Group, Inc., (fixed rate to 3/15/2017, variable rate thereafter), 7.000%, 3/07/2067, 144A	2,050,000
9,473,000	Loews Corp., 2.625%, 5/15/2023	9,057,808
13,985,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(b)(g)	6,642,875
80,000	MBIA Insurance Corp., 11.535%, 1/15/2033(b)(g)	38,000
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,781,514
12,080,000	Sirius International Group, 6.375%, 3/20/2017, 144A	12,699,644
1,140,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	1,191,300
6,575,000	XLIT Ltd., 6.250%, 5/15/2027	7,688,115
2,110,000	XLIT Ltd., 6.375%, 11/15/2024	2,486,772

		93,785,560

	Railroads – 0.4%
128,700,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(b)(c)(d)	76,224,356
7,944,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	7,408,963
63,300	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)(d)	62,794

		83,696,113

	Real Estate Operations/Development – 0.0%
7,750,000	First Industrial LP, 5.950%, 5/15/2017	8,321,098

	Restaurants – 0.0%
1,325,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,157,375

	Retailers – 0.7%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,171,400
1,850,000	Dillard’s, Inc., 7.130%, 8/01/2018	2,085,875
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,313,165
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,604,375
14,269,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	15,615,476
7,675,000	GameStop Corp., 5.500%, 10/01/2019, 144A	7,886,063

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$9,870,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	$9,660,262
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,357,800
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,653,825
33,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	33,635,250
14,133,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	16,592,623
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,868,764
845,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	384,475
26,415,000	Toys R Us, Inc., 7.375%, 10/15/2018	19,481,062

		162,310,415

	Sovereigns – 0.5%
106,865,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	109,010,849

	Supermarkets – 1.2%
59,503,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	63,221,937
107,435,000	New Albertson’s, Inc., 7.450%, 8/01/2029	103,137,600
27,027,000	New Albertson’s, Inc., 7.750%, 6/15/2026	26,351,325
23,152,000	New Albertson’s, Inc., 8.000%, 5/01/2031	22,920,480
6,955,000	New Albertson’s, Inc., 8.700%, 5/01/2030	7,059,325
21,208,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	18,026,800
3,585,000	SUPERVALU, Inc., 6.750%, 6/01/2021	3,620,850
35,540,000	SUPERVALU, Inc., 7.750%, 11/15/2022	37,294,788

		281,633,105

	Supranational – 1.1%
11,505,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	3,553,891
348,600,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	25,559,904
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	16,247,158
185,840,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	133,976,403
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	35,380,112

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranational – continued
109,670,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	$33,891,138

		248,608,606

	Technology – 1.9%
335,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	283,075
3,155,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	2,744,850
141,979,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	146,593,317
5,326,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	5,485,780
57,898,000	Amkor Technology, Inc., 6.375%, 10/01/2022	58,621,725
2,630,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	2,920,415
5,645,000	Corning, Inc., 7.250%, 8/15/2036	7,118,384
15,578,000	Equifax, Inc., 7.000%, 7/01/2037	18,574,755
13,000,000	First Data Corp., 10.625%, 6/15/2021	14,397,500
8,964,000	First Data Corp., 11.250%, 1/15/2021	9,950,040
57,559,000	First Data Corp., 11.750%, 8/15/2021	64,753,875
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	73,864,648
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	13,024,228
4,385,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	4,820,926
3,289,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	4,117,756
7,550,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	7,795,375
40,000	Xerox Corp., 6.350%, 5/15/2018	44,578
615,000	Xerox Corp., MTN, 7.200%, 4/01/2016	643,046

		435,754,273

	Transportation Services – 0.3%
20,994,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	17,634,960
11,219,429	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	11,219,429
6,552,024	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(d)(g)(h)	8,583,152
3,654,254	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(d)	3,654,254
3,237,539	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	3,237,539

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – continued
$15,689,997		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(d)(g)(h)	$20,553,896
3,242,878		Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	3,242,878
201,720		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(d)(g)(h)	278,373
2,675,000		Erac USA Finance Co., 7.000%, 10/15/2037, 144A	3,269,786

			71,674,267

		Treasuries – 26.1%
597,515,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	476,438,081
913,810,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	735,093,932
445,239,000		Canadian Government, 1.250%, 2/01/2016, (CAD)	357,870,204
254,495,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	208,742,953
157,595,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	129,395,715
201,175,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	162,674,712
6,575,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	4,177,848
980,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	463,483
2,040,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	852,028
1,290,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	545,306
2,475,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	1,057,318
4,825,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	2,017,934
6,200,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	2,635,129
8,357,200	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	54,068,199
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	56,674,749
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	32,495,209
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	71,014,544
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	284,330,215
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	24,926,808
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	280,815,088
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	926,674
137,580,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	99,915,665

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
128,565,000	New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	$100,500,192
83,000,000	New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	56,044,607
764,599,000	Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	110,437,256
1,317,525,000	Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	178,855,516
1,096,778,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	158,464,134
253,010,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	77,308,385
97,345,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	32,937,808
10,025,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	3,200,577
8,742,110,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	46,082,483
2,331,740,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	12,518,915
5,523,835,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	30,923,247
119,875,000	U.S. Treasury Bond, 2.500%, 2/15/2045	105,499,590
239,755,000	U.S. Treasury Bond, 3.000%, 5/15/2045	234,959,900
215,000,000	U.S. Treasury Note, 0.375%, 1/31/2016	215,285,520
870,895,000	U.S. Treasury Note, 0.375%, 3/31/2016	871,779,829
225,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	225,158,175
299,660,000	U.S. Treasury Note, 0.500%, 6/30/2016	300,151,742
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,847,600

		5,897,087,270

	Wireless – 0.5%
281,500,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	17,157,754
143,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	8,838,305
44,104,000	Sprint Capital Corp., 6.875%, 11/15/2028	37,929,440
8,400,000	Sprint Capital Corp., 8.750%, 3/15/2032	8,169,000
27,683,000	Sprint Communications, Inc., 6.000%, 11/15/2022	25,295,341
10,853,000	Sprint Corp., 7.125%, 6/15/2024	10,067,243
11,346,000	Sprint Corp., 7.250%, 9/15/2021	11,062,350

		118,519,433

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – 4.7%
$75,360,000	AT&T, Inc., 2.625%, 12/01/2022	$70,801,624
59,951,000	AT&T, Inc., 3.000%, 2/15/2022	58,518,591
5,790,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,628,724
3,695,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	3,855,314
10,946,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	10,245,158
107,425,000	CenturyLink, Inc., 6.450%, 6/15/2021	108,230,687
11,005,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	10,564,800
7,255,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	6,574,844
1,440,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	1,382,400
11,991,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	11,556,326
27,505,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	33,270,372
8,735,000	Embarq Corp., 7.995%, 6/01/2036	9,684,495
11,505,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	11,965,200
21,745,000	Frontier Communications Corp., 6.250%, 9/15/2021	19,787,950
24,305,000	Frontier Communications Corp., 6.875%, 1/15/2025	20,325,056
60,000	Frontier Communications Corp., 7.000%, 11/01/2025	52,875
4,035,000	Frontier Communications Corp., 7.875%, 1/15/2027	3,732,375
1,240,000	Frontier Communications Corp., 9.000%, 8/15/2031	1,128,400
1,600,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	2,592,859
39,795,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	39,496,537
1,235,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,247,350
15,900,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	16,873,875
305,000	Oi S.A., 5.750%, 2/10/2022, 144A	264,206
24,165,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	25,054,516
43,231,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	49,032,264
64,382,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	63,255,315
16,040,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	17,243,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$41,590,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	$42,837,700
38,025,000	Qwest Corp., 6.875%, 9/15/2033	37,598,740
1,505,000	Qwest Corp., 7.200%, 11/10/2026	1,517,556
10,785,000	Qwest Corp., 7.250%, 9/15/2025	12,200,639
785,000	Qwest Corp., 7.250%, 10/15/2035	804,588
63,364,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	61,660,142
32,356,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	33,164,900
10,500,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	11,845,877
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	7,105,585
7,950,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	8,348,088
1,850,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	2,023,680
2,100,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	2,322,069
36,465,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	44,784,198
4,700,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	8,160,537
18,145,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	31,371,341
3,900,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	6,763,825
45,415,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	38,429,308
27,020,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	24,364,512
73,892,000	Verizon Communications, Inc., 2.450%, 11/01/2022	69,368,627
2,905,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,707,509
3,130,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	3,340,890

		1,054,085,424

	Total Non-Convertible Bonds (Identified Cost $18,722,583,640)	18,507,059,754

Convertible Bonds – 5.1%

	Building Materials – 0.5%
14,067,000	KB Home, 1.375%, 2/01/2019	13,688,949
47,850,000	Lennar Corp., 3.250%, 11/15/2021, 144A	104,462,531
1,015,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	979,475

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Building Materials – continued
$415,000	Standard Pacific Corp., 1.250%, 8/01/2032	$504,744

		119,635,699

	Chemicals – 0.0%
5,934,000	RPM International, Inc., 2.250%, 12/15/2020	6,905,693

	Consumer Cyclical Services – 0.1%
13,720,000	Jarden Corp., 1.125%, 3/15/2034	15,975,225

	Consumer Products – 0.1%
14,405,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	15,890,515
670,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	687,169

		16,577,684

	Diversified Manufacturing – 0.1%
25,202,000	Trinity Industries, Inc., 3.875%, 6/01/2036	31,896,281

	Healthcare – 0.2%
27,720,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	36,555,750

	Media Entertainment – 0.1%
35,626,000	Rovi Corp., 0.500%, 3/01/2020, 144A	32,553,258

	Midstream – 0.6%
33,110,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	28,722,925
86,709,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	82,156,778
22,116,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	21,894,840

		132,774,543

	Pharmaceuticals – 0.1%
2,107,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	3,247,414
2,929,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	4,664,432
1,479,000	Omnicare, Inc., 3.250%, 12/15/2035	1,838,582
2,978,000	Omnicare, Inc., 3.750%, 12/15/2025	10,543,981

		20,294,409

	Property & Casualty Insurance – 0.4%
880,000	Jefferies Group LLC, 3.875%, 11/01/2029	898,150

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

		Property & Casualty Insurance – continued
$72,915,000		Old Republic International Corp., 3.750%, 3/15/2018	$86,085,272

			86,983,422

		Technology – 2.9%
3,668,041	(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	18,344,220
9,685,000		Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	10,072,400
83,499,000		Ciena Corp., 0.875%, 6/15/2017	83,812,121
14,865,000		Ciena Corp., 3.750%, 10/15/2018, 144A	20,234,981
4,989,000		Intel Corp., 2.950%, 12/15/2035	6,002,391
318,925,000		Intel Corp., 3.250%, 8/01/2039	485,164,656
15,405,000		JDS Uniphase Corp., 0.625%, 8/15/2033	15,125,784
1,605,000		Lam Research Corp., Series B, 1.250%, 5/15/2018	2,276,091
7,237,104		Liberty Media LLC, 3.500%, 1/15/2031	6,391,174
1,231,000		Nuance Communications, Inc., 1.500%, 11/01/2035	1,271,777
13,345,000		Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	12,727,794

			661,423,389

		Total Convertible Bonds (Identified Cost $873,375,337)	1,161,575,353

Municipals – 1.4%

		District of Columbia – 0.0%
5,610,000		Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	7,096,874

		Illinois – 0.4%
69,245,000		State of Illinois, 5.100%, 6/01/2033	64,532,878
38,330,000		State of Illinois, Series B, 5.520%, 4/01/2038	33,391,563

			97,924,441

		Michigan – 0.1%
19,820,000		Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	16,782,981

		Ohio – 0.0%
8,200,000		Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	6,336,222

		Virginia – 0.6%
171,050,000		Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	125,136,759

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued

	Puerto Rico – 0.3%
$85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	$57,516,750

	Total Municipals (Identified Cost $366,735,557)	310,794,027

	Total Bonds and Notes (Identified Cost $19,962,694,534)	19,979,429,134

Senior Loans – 2.4%

	Automotive – 0.1%
9,470,923	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	9,210,473
7,744,876	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	7,512,530

		16,723,003

	Cable Satellite – 0.0%
8,008,583	CSC Holdings, Inc., New Term Loan B, 2.687%, 4/17/2020(b)	7,916,484

	Chemicals – 0.3%
7,305,131	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	7,284,604
7,953,832	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	7,890,838
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	48,235,000

		63,410,442

	Consumer Cyclical Services – 0.4%
55,003,750	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	50,511,594
55,750,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	48,781,250

		99,292,844

	Consumer Products – 0.1%
24,686,316	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	23,781,068

	Diversified Manufacturing – 0.2%
12,806,578	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	10,309,295
29,721,869	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	24,669,151

		34,978,446

	Finance Companies – 0.4%
91,034,040	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	94,220,232

	Financial Other – 0.1%
18,952,500	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(b)	18,952,500

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Industrial Other – 0.0%
$2,888,028	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	$2,884,418

	Media Entertainment – 0.0%
12,368,069	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	7,328,081

	Natural Gas – 0.1%
13,531,902	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	13,125,945

	Oil Field Services – 0.1%
3,109,527	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	2,487,622
8,166,127	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(b)	5,920,442
3,850,617	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(b)	3,462,360
3,558,623	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	3,007,036

		14,877,460

	Other Utility – 0.0%
4,525,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	4,457,125

	Property & Casualty Insurance – 0.0%
2,550,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(b)	2,180,934

	Retailers – 0.1%
18,412,246	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	18,354,799
4,796,442	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	4,553,646

		22,908,445

	Supermarkets – 0.3%
35,688,616	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	35,825,660
22,493,524	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	22,516,917

		58,342,577

	Technology – 0.1%
5,596,800	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	5,386,920
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	6,467,390

		11,854,310

	Transportation Services – 0.0%
5,688,176	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	5,684,649

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Wireless – 0.0%
$4,615,385	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	$4,683,185

	Wirelines – 0.1%
6,433,021	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	6,442,671
19,347,093	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	19,185,932
2,548,975	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	2,531,973

		28,160,576

	Total Senior Loans (Identified Cost $548,377,177)	535,762,724

Shares

Common Stocks – 5.8%

	Airlines – 0.1%
213,831	United Continental Holdings, Inc.(g)	11,335,181

	Automobiles – 1.4%
21,480,222	Ford Motor Co.	322,418,132

	Containers & Packaging – 0.1%
645,508	Owens-Illinois, Inc.(g)	14,807,954

	Diversified Telecommunication Services – 0.3%
403,884	Hawaiian Telcom Holdco, Inc.(g)	10,541,372
421,481	Level 3 Communications, Inc.(g)	22,199,404
2,657,843	Telefonica S.A., Sponsored ADR	37,741,371

		70,482,147

	Electronic Equipment, Instruments & Components – 0.1%
630,490	Corning, Inc.	12,439,568

	Multi-Utilities – 0.0%
63,091	CMS Energy Corp.	2,008,817

	Oil, Gas & Consumable Fuels – 0.3%
1,033,462	Chesapeake Energy Corp.	11,543,771
868,395	Repsol YPF S.A., Sponsored ADR	15,283,752
758,315	Royal Dutch Shell PLC, ADR	43,231,538
232,441	SandRidge Energy, Inc.(g)	203,851

		70,262,912

	Pharmaceuticals – 1.0%
3,414,069	Bristol-Myers Squibb Co.	227,172,151

	REITs - Diversified – 0.0%
226,669	NexPoint Residential Trust, Inc.	3,044,165

	Semiconductors & Semiconductor Equipment – 2.4%
18,520,348	Intel Corp.	563,296,384

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 0.1%
208,780	United Rentals, Inc.(g)	$18,293,304

	Total Common Stocks (Identified Cost $858,658,959)	1,315,560,715

Preferred Stocks – 1.9%

Convertible Preferred Stocks – 1.6%

	Banking – 0.2%
25,823	Bank of America Corp., Series L, 7.250%	28,715,176
12,483	Wells Fargo & Co., Series L, Class A, 7.500%	14,667,525

		43,382,701

	Communications – 0.0%
14,923	Cincinnati Bell, Inc., 6.750%	731,675

	Electric – 0.1%
430,351	AES Trust III, 6.750%	21,883,348

	Energy – 0.1%
325,710	El Paso Energy Capital Trust I, 4.750%	18,171,361
122,944	SandRidge Energy, Inc., 7.000%	2,612,560
100,411	SandRidge Energy, Inc., 8.500%	2,303,177

		23,087,098

	Metals & Mining – 0.5%
1,162,644	Alcoa, Inc., Series 1, 5.375%	45,959,317
4,192,636	ArcelorMittal, 6.000%	65,447,048
358,356	Cliffs Natural Resources, Inc., 7.000%	1,594,684

		113,001,049

	Midstream – 0.4%
257,387	Chesapeake Energy Corp., 4.500%	18,300,216
476,844	Chesapeake Energy Corp., 5.000%	36,597,777
39,322	Chesapeake Energy Corp., 5.750%, 144A	26,763,536
19,498	Chesapeake Energy Corp., Series A, 5.750%, 144A	13,139,897

		94,801,426

	REITs - Diversified – 0.2%
37,815	Crown Castle International Corp., Series A, 4.500%	3,902,508
561,271	Weyerhaeuser Co., Series A, 6.375%	29,186,092

		33,088,600

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Health Care – 0.1%
172,150	Health Care REIT, Inc., Series I, 6.500%	$10,232,596

	REITs - Hotels – 0.0%
231,450	FelCor Lodging Trust, Inc., Series A, 1.950%	5,709,872

	REITs - Mortgage – 0.0%
58,431	iStar Financial, Inc., Series J, 4.500%	3,329,983

	Total Convertible Preferred Stocks (Identified Cost $409,639,988)	349,248,348

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.2%
33,325	Ally Financial, Inc., Series G, 7.000%, 144A	33,673,873
53,000	Bank of America Corp., 6.375%	1,332,420
534,725	Countrywide Capital IV, 6.750%	13,560,626

		48,566,919

	Electric – 0.0%
2,925	Connecticut Light & Power Co., 1.900%	120,839
100	Entergy Arkansas, Inc., 4.320%	8,356
5,000	Entergy Mississippi, Inc., 4.360%	458,437
665	Entergy New Orleans, Inc., 4.360%	59,892
200	Entergy New Orleans, Inc., 4.750%	19,500
50,100	Southern California Edison Co., 4.780%	1,220,937

		1,887,961

	Finance Companies – 0.0%
67,611	iStar Financial, Inc., Series E, 7.875%	1,663,231
64,123	iStar Financial, Inc., Series F, 7.800%	1,580,632
16,004	iStar Financial, Inc., Series G, 7.650%	394,178
149,767	SLM Corp., Series A, 6.970%	7,450,908

		11,088,949

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(g)	707,361

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	$2,758,420

	REITs - Warehouse/Industrials – 0.1%
169,007	ProLogis, Inc., Series Q, 8.540%	11,186,151

	Total Non-Convertible Preferred Stocks (Identified Cost $47,163,491)	76,195,761

	Total Preferred Stocks (Identified Cost $456,803,479)	425,444,109

Closed-End Investment Companies – 0.0%
680,008	NexPoint Credit Strategies Fund (Identified Cost $9,807,937)	4,984,458

Principal Amount (‡)

Short-Term Investments – 0.5%
$3,740,086	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $3,740,086 on 7/01/2015 collateralized by $3,747,400 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,814,928 including accrued interest(j)	3,740,086
105,248,563	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $105,248,592 on 7/01/2015 collateralized by $945,000 U.S. Treasury Note, 4.000% due 8/15/2018 valued at $1,047,769; $48,640,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $49,916,800; $50,725,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $50,090,938; $6,395,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $6,299,075 including accrued interest(j)	105,248,563

	Total Short-Term Investments (Identified Cost $108,988,649)	108,988,649

	Total Investments – 99.0% (Identified Cost $21,945,330,735)(a)	22,370,169,789
	Other assets less liabilities – 1.0%	218,809,161

	Net Assets – 100.0%	$22,588,978,950

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $21,990,063,395 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,907,163,145
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,527,056,751)

Net unrealized appreciation	$380,106,394

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Illiquid security. At June 30, 2015, the value of these securities amounted to $298,638,017 or 1.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $365,023,014 or 1.6% (includes illiquid securities) of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $4,080,902,878 or 18.1% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$99,169,416	(a)	$99,169,416
Airlines	—	606,696,667	42,487,794	(b)	649,184,461
Finance Companies	3,256,480	1,350,520,108	—		1,353,776,588
Non-Agency Commercial Mortgage-Backed Securities	—	38,947,178	38,708,211	(b)	77,655,389
Retailers	—	146,694,939	15,615,476	(c)	162,310,415
Transportation Services	—	20,904,746	50,769,521	(c)	71,674,267
All Other Non-Convertible Bonds*	—	16,093,289,218	—		16,093,289,218

Total Non-Convertible Bonds	3,256,480	18,257,052,856	246,750,418		18,507,059,754

Convertible Bonds*	—	1,161,575,353	—		1,161,575,353
Municipals*	—	310,794,027	—		310,794,027

Total Bonds and Notes	3,256,480	19,729,422,236	246,750,418		19,979,429,134

Senior Loans*	—	535,762,724	—		535,762,724
Common Stocks*	1,315,560,715	—	—		1,315,560,715
Preferred Stocks
Convertible Preferred Stocks*
Energy	18,171,361	4,915,737	—		23,087,098
Midstream	18,300,216	63,361,313	13,139,897	(b)	94,801,426
REITs - Mortgage	—	3,329,983	—		3,329,983
All Other Convertible Preferred Stocks*	228,029,841	—	—		228,029,841

Total Convertible Preferred Stocks	264,501,418	71,607,033	13,139,897		349,248,348

Non-Convertible Preferred Stocks
Electric	1,220,937	667,024	—		1,887,961
REITs - Office Property	—	2,758,420	—		2,758,420
REITs - Warehouse/Industrials	—	11,186,151	—		11,186,151
All Other Non-Convertible Preferred Stocks*	60,363,229	—	—		60,363,229

Total Non-Convertible Preferred Stocks	61,584,166	14,611,595	—		76,195,761

Total Preferred Stocks	326,085,584	86,218,628	13,139,897		425,444,109

Closed-End Investment Companies	4,984,458	—	—		4,984,458
Short-Term Investments	—	108,988,649	—		108,988,649

Total	1,649,887,237	20,460,392,237	259,890,315		22,370,169,789

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($47,198,012) or fair valued by the Fund’s adviser ($51,971,404).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $43,358,861 were transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, these securities were valued at the last sale price. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

A preferred stock valued at $664,024 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015

Bonds and Notes

Non-Convertible Bonds

ABS Other	$31,219,633	$—	$6,707	$(2,502,443)	$75,840,302	$(5,394,783)	$—	$—	$99,169,416	$(2,501,037)

Airlines	292,696,690	168,947	2,528,370	(3,347,430)	1,116,044	(23,438,281)	—	(227,236,546)	42,487,794	(452,366)

Banking	65,928,928	—	—	—	—	—	—	(65,928,928)	—	—

Life Insurance	8,500,000	37,832	547,875	914,293	—	(10,000,000)	—	—	—	—

Metals & Mining	7,011,500	45,707	2,350	2,194,397	—	(9,253,954)	—	—	—	—

Non-Agency Commercial Mortgage-Backed Securities	—	—	—	23,211	38,685,000	—	—	—	38,708,211	23,211

Retailers	15,605,595	56,523	—	(46,642)	—	—	—	—	15,615,476	(46,642)
Transportation Services	54,906,286	—	609,656	(1,233,217)	—	(3,513,204)	—	—	50,769,521	(561,204)

Convertible Bonds

Wirelines	80,044	—	(32,132)	25,503	—	(73,415)	—	—	—	—

Preferred Stocks

Convertible Preferred Stocks

Midstream	—	—	—	(7,373,210)	6,679,201	—	13,833,906	—	13,139,897	(7,373,210)

Total	$475,948,676	$309,009	$3,662,826	$(11,345,538)	$122,320,547	$(51,673,637)	$13,833,906	$(293,165,474)	$259,890,315	$(10,911,248)

A preferred stock valued at $13,833,906 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $293,165,474 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	26.1%
Banking	10.8
Finance Companies	6.4
Technology	4.9
Wirelines	4.8
Healthcare	3.8
Airlines	3.0
Semiconductors & Semiconductor Equipment	2.4
Electric	2.3
Metals & Mining	2.3
Chemicals	2.1
Other Investments, less than 2% each	29.6
Short-Term Investments	0.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	71.6%
Canadian Dollar	10.6
New Zealand Dollar	4.1
Mexican Peso	3.6
Australian Dollar	2.8
Norwegian Krone	2.0
Other, less than 2% each	4.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 89.3% of Net Assets

Non-Convertible Bonds – 82.8%

	ABS Car Loan – 0.4%
6,473,779	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$5,193,899

	ABS Home Equity – 0.0%
511,609	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.632%, 4/25/2035(b)	520,890

	ABS Other – 0.3%
333,910	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029(c)(d)	336,754
1,189,702	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	1,189,702
432,619	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	432,619
1,855,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	1,382,160
947,321	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	938,038

		4,279,273

	Aerospace & Defense – 1.9%
11,120,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	9,869,000
175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	164,500
600,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	642,000
1,900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,824,000
1,700,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	1,827,500
245,000	Textron, Inc., 5.600%, 12/01/2017	266,280
6,855,000	Textron, Inc., 5.950%, 9/21/2021	7,849,393
1,290,000	Textron, Inc., 7.250%, 10/01/2019	1,509,887
1,468,000	TransDigm, Inc., 6.500%, 7/15/2024	1,449,650
1,375,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	1,361,250

		26,763,460

	Airlines – 2.4%
5,550,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,765,713
694,538	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	722,320
13,360,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	13,460,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,108,514	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	$1,115,808
365,459	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	378,250
800,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	827,664
219,521	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	227,399
1,745,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,819,163
16,862	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	17,983
70,802	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	72,126
219,256	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	231,315
207,692	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	226,384
821,326	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	880,872
1,690,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	1,697,808
1,295,143	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	1,502,366
870,731	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	983,926
467,008	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	527,718
600,085	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	610,587
2,146,744	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	2,232,613
418,402	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	431,268
676,525	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	686,118

		33,417,601

	Automotive – 1.9%
1,550,000	Ford Motor Co., 6.375%, 2/01/2029	1,828,557
1,030,000	Ford Motor Co., 6.500%, 8/01/2018	1,166,964
165,000	Ford Motor Co., 6.625%, 2/15/2028	188,968
4,230,000	Ford Motor Co., 6.625%, 10/01/2028	5,151,286
690,000	Ford Motor Co., 7.125%, 11/15/2025	842,994
3,510,000	Ford Motor Co., 7.400%, 11/01/2046	4,647,805
4,955,000	Ford Motor Co., 7.450%, 7/16/2031	6,331,534
1,645,000	Ford Motor Co., 7.500%, 8/01/2026	2,050,007

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$600,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	$645,053
2,175,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	2,257,432
375,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	397,500
515,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	513,713

		26,021,813

	Banking – 11.6%
6,735,000	Ally Financial, Inc., 5.125%, 9/30/2024	6,751,837
1,460,000	Ally Financial, Inc., 8.000%, 12/31/2018	1,629,725
1,146,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,372,335
1,710,000	Associates Corp. of North America, 6.950%, 11/01/2018	1,967,328
1,900,000	Bank of America Corp., 5.490%, 3/15/2019	2,080,794
1,060,000	Bank of America Corp., 5.650%, 5/01/2018	1,164,418
1,000,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	1,234,909
1,700,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	1,674,223
2,247,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	2,666,463
14,790,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	12,238,281
2,420,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	2,175,386
1,300,000	BNP Paribas S.A., (fixed rate to 10/23/2017, variable rate thereafter), 7.436%, (GBP)(e)	2,204,303
1,450,000	BNP Paribas S.A., (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, (EUR)(e)	1,640,780
2,150,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	2,502,511
2,950,000	BNP Paribas S.A., (fixed rate to 4/19/2016, variable rate thereafter), 5.945%, (GBP)(e)	4,653,728
1,000,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(e)	1,180,000
1,050,000	BNP Paribas S.A., (fixed rate to 7/13/2016, variable rate thereafter), 5.954%, (GBP)(e)	1,683,469
3,340,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	2,349,820
300,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)(d)	252,778
14,170,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	10,062,088
200,000	Citigroup, Inc., EMTN, 1.257%, 11/30/2017, (EUR)(b)	222,390
6,560,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,536,556

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$4,145,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	$4,861,869
1,955,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	2,176,932
7,400,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,972,597
6,100,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	6,763,393
3,605,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	2,463,339
18,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,315,387
5,600,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	6,276,581
50,000	Merrill Lynch & Co., Inc., EMTN, 0.536%, 9/14/2018, (EUR)(b)	54,878
300,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	342,588
200,000	Morgan Stanley, 0.755%, 10/15/2015(b)	200,164
5,125,000	Morgan Stanley, 2.125%, 4/25/2018	5,159,635
1,360,000	Morgan Stanley, 2.500%, 1/24/2019	1,372,614
130,000	Morgan Stanley, 3.450%, 11/02/2015	131,179
2,120,000	Morgan Stanley, 3.750%, 2/25/2023	2,143,617
300,000	Morgan Stanley, 4.350%, 9/08/2026	293,964
2,780,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	2,216,146
4,149,000	Morgan Stanley, 5.500%, 7/24/2020	4,652,996
3,115,000	Morgan Stanley, 5.750%, 1/25/2021	3,548,969
4,900,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	4,099,274
50,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	83,883
4,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	3,260,335
13,040,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	13,064,372
900,000	Morgan Stanley, Series F, MTN, 0.725%, 10/18/2016(b)	898,843
300,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	478,664
3,950,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	3,246,780
185,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	205,216
2,500,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	2,780,156

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$1,920,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	$2,033,149
2,300,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	2,457,550
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	57,903
650,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	811,684
150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	171,026
300,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	304,974
800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	830,294
1,225,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	1,254,094
5,000,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	5,609,845

		160,839,012

	Brokerage – 1.3%
549,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	535,275
2,890,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	2,885,954
1,495,000	Jefferies Group LLC, 3.875%, 11/09/2015	1,507,575
1,245,000	Jefferies Group LLC, 5.125%, 4/13/2018	1,322,048
3,225,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,329,393
3,055,000	Jefferies Group LLC, 6.250%, 1/15/2036	3,029,347
1,805,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,959,748
2,530,000	Jefferies Group LLC, 6.875%, 4/15/2021	2,895,876

		17,465,216

	Building Materials – 0.9%
4,135,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,349,350
240,000	Masco Corp., 5.850%, 3/15/2017	254,400
2,600,000	Masco Corp., 6.125%, 10/03/2016	2,736,500
800,000	Masco Corp., 6.500%, 8/15/2032	844,000
1,410,000	Masco Corp., 7.125%, 3/15/2020	1,635,600
815,000	Masco Corp., 7.750%, 8/01/2029	941,325

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – continued
2,400,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	$559,648
10,000	Owens Corning, 6.500%, 12/01/2016	10,635
2,050,000	Owens Corning, 7.000%, 12/01/2036	2,342,100

		12,673,558

	Cable Satellite – 0.8%
665,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	668,325
3,035,000	DISH DBS Corp., 5.000%, 3/15/2023	2,807,375
715,000	DISH DBS Corp., 5.875%, 11/15/2024	686,847
375,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	305,888
1,500,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	1,561,536
3,400,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	4,065,299
800,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	812,000

		10,907,270

	Chemicals – 2.2%
3,845,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	3,724,844
710,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	688,700
9,550,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	9,693,250
5,240,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	3,340,500
275,000	Hexion, Inc., 8.875%, 2/01/2018	248,187
7,395,000	Hexion, Inc., 9.000%, 11/15/2020	5,324,400
905,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	653,862
6,830,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	6,727,550
620,000	Methanex Corp., 5.250%, 3/01/2022	663,295

		31,064,588

	Construction Machinery – 0.2%
965,000	Toro Co., 6.625%, 5/01/2037(c)(d)	1,084,837
1,155,000	United Rentals North America, Inc., 7.625%, 4/15/2022	1,250,287

		2,335,124

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.3%
$880,000	Avon Products, Inc., 7.700%, 3/15/2043	$719,400
3,380,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	3,423,643

		4,143,043

	Electric – 3.3%
1,970,000	AES Corp. (The), 4.875%, 5/15/2023	1,851,800
415,000	AES Corp. (The), 5.500%, 3/15/2024	399,437
180,000	AES Corp. (The), 5.500%, 4/15/2025	171,450
2,423,838	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	2,817,472
3,194,529	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	3,263,084
2,850,000	DPL, Inc., 6.750%, 10/01/2019, 144A	3,028,125
4,120,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	4,159,989
7,305,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	7,606,580
5,455,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	5,842,316
1,200,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	2,481,261
1,589,000	Endesa S.A., 7.875%, 2/01/2027	2,066,868
3,800,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,219,619
100,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	120,561
750,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,319,143
4,000,000	Enersis S.A., 7.400%, 12/01/2016	4,294,816
2,211,060	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(c)(d)	2,431,003

		46,073,524

	Finance Companies – 5.1%
300,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	223,500
1,630,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	1,272,307
45,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	44,876
1,345,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	946,702
2,390,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	1,668,079
9,210,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	6,280,975

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$1,680,000		International Lease Finance Corp., 4.625%, 4/15/2021	$1,696,800
3,045,000		International Lease Finance Corp., 5.875%, 8/15/2022	3,288,600
4,695,000		International Lease Finance Corp., 6.250%, 5/15/2019	5,076,469
4,905,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	5,469,075
635,000		International Lease Finance Corp., 8.250%, 12/15/2020	754,063
945,000		iStar Financial, Inc., 4.875%, 7/01/2018	929,644
225,000		iStar Financial, Inc., 5.850%, 3/15/2017	230,906
1,505,000		iStar Financial, Inc., 7.125%, 2/15/2018	1,567,006
1,525,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,589,812
3,708,000		Navient Corp., 5.875%, 10/25/2024	3,485,520
5,900,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,649,250
2,167,000		Navient LLC, 4.875%, 6/17/2019	2,145,330
4,668,000		Navient LLC, 5.500%, 1/25/2023	4,434,600
31,725	(††)	Navient LLC, 6.000%, 12/15/2043	684,202
722,000		Navient LLC, MTN, 3.875%, 9/10/2015	722,903
726,000		Navient LLC, MTN, 5.500%, 1/15/2019	740,244
145,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	144,456
5,185,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	4,199,850
4,681,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	5,201,995
1,950,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,867,125
725,000		Springleaf Finance Corp., 5.250%, 12/15/2019	715,031
3,770,000		Springleaf Finance Corp., 6.000%, 6/01/2020	3,812,224
1,805,000		Springleaf Finance Corp., 7.750%, 10/01/2021	1,958,425
725,000		Springleaf Finance Corp., 8.250%, 10/01/2023	817,438
300,000		Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	310,125
595,000		Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	600,950
2,100,000		Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	2,202,375

			70,730,857

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – 0.3%
$2,445,000	Constellation Brands, Inc., 4.750%, 11/15/2024	$2,451,113
1,995,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	2,334,150

		4,785,263

	Government Owned - No Guarantee – 0.2%
1,715,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	1,689,275
605,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	467,605

		2,156,880

	Healthcare – 2.5%
650,000	BioScrip, Inc., 8.875%, 2/15/2021	552,500
425,000	Boston Scientific Corp., 5.125%, 1/12/2017	447,457
610,000	HCA, Inc., 5.875%, 3/15/2022	663,375
4,960,000	HCA, Inc., 5.875%, 5/01/2023	5,270,000
3,545,000	HCA, Inc., 7.050%, 12/01/2027	3,704,525
820,000	HCA, Inc., 7.190%, 11/15/2015	836,400
1,475,000	HCA, Inc., 7.500%, 12/15/2023	1,622,500
1,440,000	HCA, Inc., 7.500%, 11/06/2033	1,562,400
2,660,000	HCA, Inc., 7.690%, 6/15/2025	3,019,100
2,220,000	HCA, Inc., 8.360%, 4/15/2024	2,619,600
2,930,000	HCA, Inc., MTN, 7.580%, 9/15/2025	3,237,650
430,000	HCA, Inc., MTN, 7.750%, 7/15/2036	457,950
1,425,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,392,938
2,245,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	2,222,550
3,685,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	3,685,000
1,775,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,641,875
1,285,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	1,310,700

		34,246,520

	Home Construction – 1.3%
550,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	533,500
270,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	230,175

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Home Construction – continued
$4,276,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	$3,955,300
835,000	KB Home, 8.000%, 3/15/2020	918,500
4,235,000	Lennar Corp., 4.500%, 6/15/2019	4,319,700
3,920,000	Pulte Group, Inc., 6.000%, 2/15/2035	3,812,200
3,020,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,057,750
760,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	744,800
15,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024	14,700

		17,586,625

	Independent Energy – 1.9%
3,230,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	3,407,372
1,915,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	2,101,529
370,000	California Resources Corp., 5.000%, 1/15/2020	325,600
6,085,000	California Resources Corp., 5.500%, 9/15/2021	5,295,167
810,000	California Resources Corp., 6.000%, 11/15/2024	696,600
20,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	17,350
100,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	97,500
995,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	970,125
1,085,000	Continental Resources, Inc., 3.800%, 6/01/2024	990,387
80,000	Continental Resources, Inc., 4.500%, 4/15/2023	77,137
2,015,000	Halcon Resources Corp., 8.875%, 5/15/2021	1,324,862
5,955,000	Newfield Exploration Co., 5.625%, 7/01/2024	6,014,550
500,000	QEP Resources, Inc., 5.250%, 5/01/2023	478,750
690,000	Rice Energy, Inc., 6.250%, 5/01/2022	684,825
1,600,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	1,636,000
810,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	342,387
1,221,000	SM Energy Co., 6.125%, 11/15/2022, 144A	1,254,822

		25,714,963

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – 0.2%
$385,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	$389,812
405,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	410,569
1,150,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	1,132,750
295,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	188,800
660,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	702,900

		2,824,831

	Life Insurance – 1.5%
160,000	American International Group, Inc., 4.125%, 2/15/2024	166,028
130,000	American International Group, Inc., 4.875%, 6/01/2022	142,599
118,000	American International Group, Inc., 6.250%, 3/15/2087	129,953
711,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	941,364
325,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	358,308
3,700,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	3,868,831
200,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	249,369
4,345,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	5,011,436
790,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	689,275
1,940,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	1,717,501
840,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	756,000
2,270,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	3,189,350
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,806,300
1,165,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	1,363,290

		20,389,604

	Local Authorities – 2.2%
830,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	664,909
9,640,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	8,135,412
4,280,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	3,487,252
205,331	Province of Alberta, 5.930%, 9/16/2016, (CAD)	170,321

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – continued
19,825,000	Province of Ontario Canada, 4.200%, 3/08/2018, (CAD)	$17,257,591

		29,715,485

	Media Entertainment – 1.0%
24,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,301,535
3,805,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	3,434,013
500,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	506,250
1,250,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	1,293,750
2,475,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	2,487,375
120,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	123,900
4,030,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,332,250
295,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	332,981

		13,812,054

	Metals & Mining – 1.7%
2,514,234	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	1,483,398
1,400,000	Alcoa, Inc., 5.870%, 2/23/2022	1,505,000
400,000	Alcoa, Inc., 5.900%, 2/01/2027	423,000
6,630,000	ArcelorMittal, 7.500%, 3/01/2041	6,497,400
3,300,000	ArcelorMittal, 7.750%, 10/15/2039	3,283,500
660,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	313,500
305,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	143,350
3,265,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	1,436,600
398,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	290,540
2,015,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	1,707,713
2,525,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	2,414,531
1,400,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	1,361,500
1,580,000	United States Steel Corp., 6.650%, 6/01/2037	1,406,200
1,760,000	United States Steel Corp., 7.500%, 3/15/2022	1,808,400

		24,074,632

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – 0.5%
$575,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	$551,077
250,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	285,522
1,410,000	Enterprise Products Operating LLC, 6.300%, 9/15/2017	1,553,276
300,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	353,300
1,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	1,407,818
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	100,700
1,785,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	1,908,079
1,280,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	1,318,400

		7,478,172

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
1,061,000	Column Canada Issuer Corp., Series 2006-WEM, Class D, 5.101%, 1/15/2022, (CAD)	879,780
530,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	539,807
1,215,832	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	982,565
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	1,056,627
2,160,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(d)	2,161,296

		5,620,075

	Oil Field Services – 0.8%
6,230,000	FTS International, Inc., 6.250%, 5/01/2022	4,579,050
10,140,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A(c)(d)(g)	3,498,300
640,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A(c)(d)(g)	220,800
3,050,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	1,006,500
1,317,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	428,025
775,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	488,250
400,000	Transocean, Inc., 4.300%, 10/15/2022	301,000

		10,521,925

	Packaging – 1.2%
3,550,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/2016, 144A	3,543,344
11,450,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	11,192,375

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Packaging – continued
$200,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	$197,000
1,910,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,924,325

		16,857,044

	Paper – 1.2%
2,015,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	2,575,351
2,894,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	3,722,489
6,043,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	8,183,739
350,000	Westvaco Corp., 7.950%, 2/15/2031	450,093
1,035,000	Westvaco Corp., 8.200%, 1/15/2030	1,395,883

		16,327,555

	Property & Casualty Insurance – 1.0%
3,565,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	4,116,869
1,630,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(b)(g)	774,250
3,275,000	Old Republic International Corp., 4.875%, 10/01/2024	3,388,171
2,140,000	Sirius International Group, 6.375%, 3/20/2017, 144A	2,249,771
1,430,000	XLIT Ltd., 6.250%, 5/15/2027	1,672,092
1,135,000	XLIT Ltd., 6.375%, 11/15/2024	1,337,671

		13,538,824

	Railroads – 0.3%
7,100,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(b)(c)(d)	4,205,073
500,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	466,325

		4,671,398

	REITs - Apartments – 0.1%
1,495,000	Camden Property Trust, 5.700%, 5/15/2017	1,603,781

	REITs - Diversified – 0.0%
20,000	Duke Realty LP, 5.950%, 2/15/2017	21,425

	REITs - Office Property – 0.3%
3,485,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	3,720,551
475,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	542,444

		4,262,995

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Single Tenant – 0.1%
$275,000	Realty Income Corp., 5.750%, 1/15/2021	$309,360
725,000	Realty Income Corp., 6.750%, 8/15/2019	839,146

		1,148,506

	Restaurants – 0.1%
450,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	732,693

	Retailers – 0.9%
5,005,000	Best Buy Co., Inc., 5.000%, 8/01/2018	5,280,275
1,025,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,186,438
1,100,000	Foot Locker, Inc., 8.500%, 1/15/2022(d)	1,203,800
440,000	GameStop Corp., 5.500%, 10/01/2019, 144A	452,100
793,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	586,820
1,680,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,663,200
2,305,000	Toys R Us, Inc., 7.375%, 10/15/2018	1,699,937

		12,072,570

	Sovereigns – 0.4%
5,980,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	6,100,078

	Supermarkets – 1.2%
1,781,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	1,892,312
7,240,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,950,400
2,135,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,081,625
3,405,000	New Albertson’s, Inc., 8.000%, 5/01/2031	3,370,950
455,000	New Albertson’s, Inc., 8.700%, 5/01/2030	461,825
2,020,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	1,717,000

		16,474,112

	Supranational – 1.2%
7,000,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	513,251
19,735,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	14,227,423
5,580,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	1,724,378

		16,465,052

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – 1.2%
$1,225,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	$1,035,125
270,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	234,900
2,415,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,493,487
80,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	82,400
2,950,000	Amkor Technology, Inc., 6.375%, 10/01/2022	2,986,875
1,645,000	Avnet, Inc., 6.000%, 9/01/2015	1,657,461
130,000	Avnet, Inc., 6.625%, 9/15/2016	137,334
1,175,000	Corning, Inc., 7.250%, 8/15/2036	1,481,683
1,300,000	First Data Corp., 10.625%, 6/15/2021	1,439,750
952,000	First Data Corp., 11.250%, 1/15/2021	1,056,720
2,665,000	First Data Corp., 11.750%, 8/15/2021	2,998,125
166,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	182,503
752,700	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	942,364

		16,728,727

	Tobacco – 0.3%
3,320,000	Reynolds American, Inc., 6.750%, 6/15/2017	3,627,923

	Transportation Services – 0.2%
2,500,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	2,100,000
421,593	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(d)	421,593
236,374	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(d)	236,374
138,101	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(d)	138,101

		2,896,068

	Treasuries – 22.5%
29,780,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	23,745,556
31,645,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	25,456,109
10,950,000	Canadian Government, 1.250%, 9/01/2018, (CAD)	8,981,455
8,305,000	Canadian Government, 1.750%, 9/01/2019, (CAD)	6,945,148
8,185,000	Canadian Government, 2.750%, 9/01/2016, (CAD)	6,720,416

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
13,195,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	$10,669,779
414,800	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	2,683,613
424,300	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	2,811,013
200,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,419,130
595,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	4,158,693
847,500	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	6,093,152
150,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,137,018
1,455,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	11,853,378
21,085,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	15,312,704
10,220,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,476,158
63,235,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	8,584,223
14,660,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,118,099
10,150,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	3,101,380
14,635,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	4,951,922
264,630,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	1,394,950
107,395,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	576,595
271,710,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	1,521,073
7,130,000		U.S. Treasury Bond, 2.500%, 2/15/2045	6,274,970
25,720,000		U.S. Treasury Bond, 3.000%, 5/15/2045	25,205,600
18,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	18,009,846
60,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	60,060,960
25,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	25,017,575
25,000,000		U.S. Treasury Note, 0.375%, 5/31/2016	25,017,575

			311,298,090

		Wireless – 0.6%
72,400,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	4,412,865
2,627,000		Sprint Capital Corp., 6.875%, 11/15/2028	2,259,220
300,000		Sprint Capital Corp., 8.750%, 3/15/2032	291,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$898,000	Sprint Communications, Inc., 6.000%, 12/01/2016	$922,695
735,000	Sprint Communications, Inc., 6.000%, 11/15/2022	671,606
285,000	Sprint Corp., 7.125%, 6/15/2024	264,366

		8,822,502

	Wirelines – 2.9%
195,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	189,568
690,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	719,937
210,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	196,554
3,880,000	CenturyLink, Inc., 6.450%, 6/15/2021	3,909,100
990,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	954,113
1,400,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,693,457
200,000	Embarq Corp., 7.995%, 6/01/2036	221,740
3,585,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	3,558,113
55,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	55,550
560,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	594,300
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	933,129
1,700,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	1,928,127
7,205,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	7,078,912
350,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	376,250
775,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	798,250
5,275,000	Qwest Corp., 6.875%, 9/15/2033	5,215,867
1,780,000	Qwest Corp., 7.200%, 11/10/2026	1,794,851
1,220,000	Qwest Corp., 7.250%, 9/15/2025	1,380,137
2,290,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,228,422
1,395,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	1,429,875
600,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	676,907
450,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	472,533
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	520,885

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	$1,728,925
800,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	1,387,451

		40,042,953

	Total Non-Convertible Bonds (Identified Cost $1,151,609,238)	1,145,048,453

Convertible Bonds – 5.7%

	Building Materials – 0.1%
1,535,000	KB Home, 1.375%, 2/01/2019	1,493,747

	Chemicals – 0.0%
332,000	RPM International, Inc., 2.250%, 12/15/2020	386,365

	Consumer Cyclical Services – 0.1%
1,595,000	Jarden Corp., 1.125%, 3/15/2034	1,857,178

	Consumer Products – 0.2%
2,840,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	3,132,875

	Diversified Manufacturing – 0.1%
510,000	Trinity Industries, Inc., 3.875%, 6/01/2036	645,469

	Healthcare – 0.0%
210,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(h)	276,938

	Media Entertainment – 0.1%
870,000	Rovi Corp., 0.500%, 3/01/2020, 144A	794,962

	Midstream – 0.4%
1,565,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	1,357,638
3,885,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,681,037
1,090,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	1,079,100

		6,117,775

	Pharmaceuticals – 0.1%
205,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	315,956
285,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	453,863
130,000	Omnicare, Inc., 3.750%, 12/15/2025	460,281

		1,230,100

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Property & Casualty Insurance – 1.6%
$550,000	Jefferies Group LLC, 3.875%, 11/01/2029	$561,344
18,045,000	Old Republic International Corp., 3.750%, 3/15/2018	21,304,378

		21,865,722

	Technology – 3.0%
955,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	993,200
9,090,000	Ciena Corp., 0.875%, 6/15/2017	9,124,087
3,455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	4,703,119
1,783,000	Intel Corp., 2.950%, 12/15/2035	2,145,172
7,000,000	Intel Corp., 3.250%, 8/01/2039	10,648,750
2,020,000	JDS Uniphase Corp., 0.625%, 8/15/2033	1,983,388
321,519	Liberty Media LLC, 3.500%, 1/15/2031	283,937
9,404,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,715,507
1,950,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,859,813

		41,456,973

	Total Convertible Bonds (Identified Cost $68,658,230)	79,258,104

Municipals – 0.8%

	Illinois – 0.3%
4,075,000	State of Illinois, Series B, 5.520%, 4/01/2038	3,549,977

	Michigan – 0.1%
2,165,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,833,257

	Virginia – 0.4%
7,380,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	5,399,061

	Total Municipals (Identified Cost $13,601,531)	10,782,295

	Total Bonds and Notes (Identified Cost $1,233,868,999)	1,235,088,852

Senior Loans – 0.9%

	Chemicals – 0.1%
1,075,950	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	1,072,927
463,910	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	460,236

		1,533,163

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Consumer Products – 0.1%
$978,940	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	$943,042

	Diversified Manufacturing – 0.0%
510,000	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	423,300

	Media Entertainment – 0.0%
150,132	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	88,953

	Other Utility – 0.1%
1,141,700	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	1,138,846
790,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	778,150
61,010	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	60,857

		1,977,853

	Retailers – 0.1%
1,084,292	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	1,080,909

	Supermarkets – 0.4%
2,099,396	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	2,101,579
2,701,064	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	2,704,144

		4,805,723

	Wirelines – 0.1%
1,163,162	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	1,153,473

	Total Senior Loans (Identified Cost $12,157,196)	12,006,416

Shares

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.7%

	Banking – 0.2%
2,844	Bank of America Corp., Series L, 7.250%	3,162,528

	Communications – 0.0%
825	Cincinnati Bell, Inc., 6.750%	40,450

	Electric – 0.2%
43,912	AES Trust III, 6.750%	2,232,925

	Energy – 0.4%
96,065	El Paso Energy Capital Trust I, 4.750%	5,359,467

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Energy – continued
13,689	SandRidge Energy, Inc., 7.000%	$290,891

		5,650,358

	Metals & Mining – 0.4%
66,880	Alcoa, Inc., Series 1, 5.375%	2,643,767
229,499	ArcelorMittal, 6.000%	3,582,479

		6,226,246

	Midstream – 0.2%
10,213	Chesapeake Energy Corp., 4.500%	726,144
12,055	Chesapeake Energy Corp., 5.000%	925,221
660	Chesapeake Energy Corp., Series A, 5.750%, 144A	444,781

		2,096,146

	REITs - Diversified – 0.3%
1,667	Crown Castle International Corp., Series A, 4.500%	172,034
76,518	Weyerhaeuser Co., Series A, 6.375%	3,978,936

		4,150,970

	REITs - Health Care – 0.0%
7,400	Health Care REIT, Inc., Series I, 6.500%	439,856

	REITs - Mortgage – 0.0%
3,106	iStar Financial, Inc., Series J, 4.500%	177,011

	Total Convertible Preferred Stocks (Identified Cost $24,930,739)	24,176,490

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.1%
1,287	Ally Financial, Inc., Series G, 7.000%, 144A	1,300,473
5,000	Bank of America Corp., 6.375%	125,700
20,975	Countrywide Capital IV, 6.750%	531,926

		1,958,099

	Electric – 0.1%
90	Entergy New Orleans, Inc., 4.360%	8,106
2,876	Entergy New Orleans, Inc., 4.750%	280,410
4,670	Union Electric Co., 4.500%	441,315

		729,831

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Finance Companies – 0.1%
25,100	SLM Corp., Series A, 6.970%	$1,248,725

	Total Non-Convertible Preferred Stocks (Identified Cost $3,025,685)	3,936,655

	Total Preferred Stocks (Identified Cost $27,956,424)	28,113,145

Common Stocks – 6.0%

	Airlines – 0.1%
14,401	United Continental Holdings, Inc.(g)	763,397

	Automobiles – 0.4%
341,305	Ford Motor Co.	5,122,988

	Chemicals – 0.4%
54,347	PPG Industries, Inc.	6,234,688

	Containers & Packaging – 0.1%
35,353	Owens-Illinois, Inc.(g)	810,998

	Diversified Telecommunication Services – 0.3%
8,050	Hawaiian Telcom Holdco, Inc.(g)	210,105
17,222	Level 3 Communications, Inc.(g)	907,083
241,163	Telefonica S.A., Sponsored ADR	3,424,514

		4,541,702

	Electronic Equipment, Instruments & Components – 0.3%
205,167	Corning, Inc.	4,047,945

	Multi-Utilities – 0.0%
20,449	CMS Energy Corp.	651,096

	Oil, Gas & Consumable Fuels – 0.6%
54,259	Chesapeake Energy Corp.	606,073
172,008	Repsol YPF S.A., Sponsored ADR	3,027,341
70,051	Royal Dutch Shell PLC, ADR	3,993,607
25,880	SandRidge Energy, Inc.(g)	22,697

		7,649,718

	Pharmaceuticals – 0.8%
160,000	Bristol-Myers Squibb Co.	10,646,400

	Semiconductors & Semiconductor Equipment – 2.9%
1,317,153	Intel Corp.	40,061,208

	Trading Companies & Distributors – 0.1%
23,272	United Rentals, Inc.(g)	2,039,093

	Total Common Stocks (Identified Cost $60,749,584)	82,569,233

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 0.4%
$75,868	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $75,868 on 7/01/2015 collateralized by $76,100 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $77,471 including accrued interest(i)	$75,868
4,916,214	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $4,916,216 on 7/01/2015 collateralized by $5,095,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $5,018,575 including accrued interest(i)	4,916,214

	Total Short-Term Investments (Identified Cost $4,992,082)	4,992,082

	Total Investments – 98.6% (Identified Cost $1,339,724,285)(a)	1,362,769,728
	Other assets less liabilities – 1.4%	19,395,515

	Net Assets – 100.0%	$1,382,165,243

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $1,342,101,689 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$106,774,292
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(86,106,253)

Net unrealized appreciation	$20,668,039

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Illiquid security. At June 30, 2015, the value of these securities amounted to $23,756,009 or 1.7% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $25,755,877 or 1.9% (includes illiquid securities) of net assets.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $251,022,512 or 18.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$336,754	$3,942,519	(a)	$4,279,273
Airlines	—	32,695,281	722,320	(b)	33,417,601
Finance Companies	684,202	70,046,655	—		70,730,857
Non-Agency Commercial Mortgage-Backed Securities	—	3,458,779	2,161,296	(b)	5,620,075
Retailers	—	10,868,770	1,203,800	(c)	12,072,570
Transportation Services	—	2,100,000	796,068	(c)	2,896,068
All Other Non-Convertible Bonds*	—	1,016,032,009	—		1,016,032,009

Total Non-Convertible Bonds	684,202	1,135,538,248	8,826,003		1,145,048,453

Convertible Bonds*	—	79,258,104	—		79,258,104
Municipals*	—	10,782,295	—		10,782,295

Total Bonds and Notes	684,202	1,225,578,647	8,826,003		1,235,088,852

Senior Loans*	—	12,006,416	—		12,006,416
Preferred Stocks
Convertible Preferred Stocks
Energy	5,359,467	290,891	—		5,650,358
Midstream	726,144	925,221	444,781	(b)	2,096,146
REITs - Mortgage	—	177,011	—		177,011
All Other Convertible Preferred Stocks*	16,252,975	—	—		16,252,975

Total Convertible Preferred Stocks	22,338,586	1,393,123	444,781		24,176,490

Non-Convertible Preferred Stocks
Electric	—	729,831	—		729,831
All Other Non-Convertible Preferred Stocks*	3,206,824	—	—		3,206,824

Total Non-Convertible Preferred Stocks	3,206,824	729,831	—		3,936,655

Total Preferred Stocks	25,545,410	2,122,954	444,781		28,113,145

Common Stocks*	82,569,233	—			82,569,233
Short-Term Investments	—	4,992,082	—		4,992,082

Total	$108,798,845	$1,244,700,099	$9,270,784		$1,362,769,728

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($938,038) or fair valued by the Fund’s adviser ($3,004,481).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $2,808,114 were transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, these securities were valued at the last sale price. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

A preferred stock valued at $36,744 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015

Bonds and Notes
Non-Convertible Bonds

ABS Other	$—	$—	$8	$(154,219)	$4,381,505	$(284,775)	$—	$—	$3,942,519	$(154,219)

Airlines	11,166,164		289	8,373	—	(70,810)	—	(10,381,696)	722,320	10,419

Metals & Mining	2,649,200	12,353	526	859,859	—	(3,521,938)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	1,296	2,160,000	—	—	—	2,161,296	1,296

Retailers	1,203,038	4,862	—	(4,100)	—	—	—	—	1,203,800	(4,100)
Transportation Services	934,527	—	40,758	(63,771)	—	(115,446)	—	—	796,068	(21,281)

Convertible Bonds

Wirelines	3,023	—	(1,196)	975	—	(2,802)	—	—	—	—

Preferred Stocks

Convertible Preferred Stocks

Midstream	—	—	—	(287,407)	—	—	732,188	—	444,781	(287,407)

Total	$15,955,952	$17,215	$40,385	$361,006	$6,541,505	$(3,995,771)	$732,188	$(10,381,696)	$9,270,784	$(455,292)

A preferred stock valued at $732,188 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $10,381,696 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	22.5%
Banking	11.9
Finance Companies	5.2
Technology	4.2
Electric	3.6
Wirelines	3.0
Semiconductors & Semiconductor Equipment	2.9
Chemicals	2.7
Property & Casualty Insurance	2.6
Healthcare	2.5
Airlines	2.5
Local Authorities	2.2
Metals & Mining	2.1
Other Investments, less than 2% each	30.3
Short-Term Investments	0.4

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	75.6%
Canadian Dollar	9.8
New Zealand Dollar	3.8
Mexican Peso	2.6
Other, less than 2% each	6.8

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Global Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 95.3% of Net Assets

Non-Convertible Bonds – 95.0%

	Australia – 3.8%
$4,695,000	Asciano Finance Ltd., 4.625%, 9/23/2020, 144A	$4,979,756
5,000,000	New South Wales Treasury Corp., 6.000%, 5/01/2020, (AUD)	4,451,216
24,075,000	New South Wales Treasury Corp., 6.000%, 3/01/2022, (AUD)(b)	22,011,904
43,710,000	Queensland Treasury Corp., Series 23, 4.250%, 7/21/2023, 144A, (AUD)(b)	35,793,723
5,010,000	WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.700%, 9/17/2019, 144A	5,017,380

		72,253,979

	Barbados – 0.2%
1,175,000	Global SC Finance II S.r.l., Series 2013-1A, Class A, 2.980%, 4/17/2028, 144A	1,171,179
3,315,417	Global SC Finance II S.r.l., Series 2014-1A, Class A1, 3.190%, 7/17/2029, 144A	3,309,051

		4,480,230

	Belgium – 1.8%
24,950,000	Belgium Government Bond, Series 65, 4.250%, 9/28/2022, (EUR)(b)	34,715,687

	Bermuda – 0.5%
2,020,000	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A	2,028,512
7,075,000	Global Container Assets Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/2028, 144A	7,045,066

		9,073,578

	Brazil – 1.7%
585,000	Banco Santander Brasil S.A., 4.250%, 1/14/2016	592,237
5,000,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	5,136,500
12,657,119	Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	3,810,407
2,475,000	Embraer Netherlands Finance Corp., 5.050%, 6/15/2025	2,468,813
5,437,420	Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2022, 144A	4,186,813
12,535,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	3,749,493
2,600,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	2,265,146
3,870,000	Petrobras Global Finance BV, EMTN, 6.250%, 12/14/2026, (GBP)	5,391,777
7,000,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	2,138,883

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$3,600,000	Vale Overseas Ltd., 6.875%, 11/21/2036	$3,480,516

		33,220,585

	Canada – 4.0%
4,600,000	BMW Canada Auto Trust, Series 2015-1A, Class A2, 1.521%, 7/20/2017, 144A, (CAD)	3,679,263
11,665,000	Canadian Government, 2.750%, 6/01/2022, (CAD)(b)	10,247,081
17,980,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(b)	14,539,040
6,744,000	Canadian Government, 4.000%, 6/01/2041, (CAD)(b)	7,152,528
803,879	Ford Auto Securitization Trust, Series 2013-R1A, Class A2, 1.676%, 9/15/2016, 144A, (CAD)	643,991
1,708,697	Ford Auto Securitization Trust, Series 2013-R4A, Class A2, 1.824%, 7/15/2017, 144A, (CAD)	1,371,377
4,435,918	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	3,584,854
12,805,000	Province of Alberta Canada, 4.000%, 12/01/2019, (CAD)(b)	11,448,326
7,400,000	Province of British Columbia, 4.300%, 6/18/2042, (CAD)(b)	7,189,435
9,400,000	Province of Manitoba Canada, MTN, 4.400%, 9/05/2025, (CAD)(b)	8,782,641
6,280,000	SCG Hotel Issuer, Inc., Series 2013-CWPA, Class A2, 3.442%, 10/12/2018, 144A, (CAD)	5,261,976
2,505,000	Talisman Energy, Inc., 5.500%, 5/15/2042	2,254,735

		76,155,247

	Cayman Islands – 0.2%
2,815,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.236%, 4/15/2032, 144A(c)	2,800,582

	Chile – 0.4%
2,950,000	Banco Santander Chile, 1.176%, 4/11/2017, 144A(c)	2,942,209
5,490,000	Corpbanca S.A., 3.875%, 9/22/2019, 144A	5,570,061

		8,512,270

	China – 0.2%
1,150,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,153,404
2,756,000	Tingyi Cayman Islands Holding Corp., 3.875%, 6/20/2017	2,838,404

		3,991,808

	Colombia – 0.5%
1,540,000	Banco de Bogota S.A., 5.000%, 1/15/2017	1,582,350
3,910,000	Colombia Government International Bond, 5.000%, 6/15/2045	3,616,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Colombia – continued
$3,600,000	Ecopetrol S.A., 4.125%, 1/16/2025	$3,322,080

		8,521,180

	Denmark – 1.0%
110,500,000	Denmark Government Bond, 4.000%, 11/15/2019, (DKK)(b)	19,302,782

	Finland – 0.9%
14,205,000	Finland Government Bond, 1.500%, 4/15/2023, 144A, (EUR)(b)	16,707,917

	France – 2.1%
2,370,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	4,381,980
2,600,000	AXA S.A., EMTN, (fixed rate to 1/16/2034, variable rate thereafter), 5.625%, 1/16/2054, (GBP)	4,138,440
1,800,000	AXA S.A., EMTN, (fixed rate to 7/04/2023, variable rate thereafter), 5.125%, 7/04/2043, (EUR)	2,297,986
3,135,000	BNP Paribas S.A., EMTN, 5.750%, 1/24/2022, (GBP)	5,489,132
15,270,000	France Government Bond OAT, 3.000%, 4/25/2022, (EUR)(b)	19,700,023
3,324,000	Pernod Ricard S.A., 4.450%, 1/15/2022, 144A	3,494,584

		39,502,145

	Germany – 5.0%
7,200,000	Allianz Finance II BV, EMTN, (fixed rate to 7/08/2021, variable rate thereafter), 5.750%, 7/08/2041, (EUR)(b)	9,364,940
41,390,000	Bundesrepublik Deutschland, 4.250%, 7/04/2039, (EUR)(b)	71,466,322
1,035,000,000	KfW, 2.600%, 6/20/2037, (JPY)(b)	10,985,563
800,000	Muenchener Rueckversicherungs AG, EMTN, (fixed rate to 5/26/2021, variable rate thereafter), 6.000%, 5/26/2041, (EUR)	1,062,283
2,975,000	Schaeffler Finance BV, 2.500%, 5/15/2020, 144A, (EUR)	3,242,052

		96,121,160

	Hong Kong – 0.2%
3,450,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	3,323,830

	India – 0.4%
4,400,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	4,593,591
2,924,000	ICICI Bank Ltd., MTN, 4.750%, 11/25/2016	3,039,264

		7,632,855

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Indonesia – 1.6%
$2,085,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	$1,988,569
274,572,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)	20,414,194
3,665,000	Majapahit Holding BV, 7.250%, 6/28/2017	3,985,687
4,000,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	3,550,000

		29,938,450

	Ireland – 0.6%
3,625,000	AIB Mortgage Bank, EMTN, 4.875%, 6/29/2017, (EUR)	4,408,109
6,860,000	Bank of Ireland Mortgage Bank, 1.875%, 5/13/2017, (EUR)(b)	7,874,229

		12,282,338

	Italy – 5.1%
662,990	Asti Finance S.r.l., Series 2010-1, Class A, 0.588%, 5/27/2052, (EUR)(c)	729,651
3,857,355	Asti RMBS S.r.l., Series 1, Class A, 1.235%, 12/27/2060, (EUR)(c)	4,340,038
1,659,254	Berica ABS S.r.l., Series 3, Class A, 1.071%, 6/30/2061, (EUR)(c)	1,876,889
1,872,941	Berica Residential S.r.l., Series 8, Class A, 0.288%, 3/31/2048, (EUR)(c)	2,050,719
2,387,671	Claris Finance S.r.l., Series 2014-1, Class A1, 1.171%, 12/28/2061, (EUR)(c)	2,700,880
3,200,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	3,553,363
1,005,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,211,638
1,660,000	Enel SpA, EMTN, 5.750%, 6/22/2037, (GBP)	2,926,432
7,550,000	Italy Buoni Poliennali Del Tesoro, 3.750%, 5/01/2021, (EUR)(b)	9,453,867
8,935,000	Italy Buoni Poliennali Del Tesoro, 4.000%, 2/01/2037, (EUR)(b)	11,167,719
15,670,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)(b)	21,070,197
2,000,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	2,150,000
4,751,000	Republic of Italy, 6.875%, 9/27/2023	5,891,116
7,915,887	Siena Mortgages SpA/S.r.l., Series 2010-7, Class A3, 0.288%, 11/22/2070, (EUR)(b)(c)	8,724,409
6,886,768	Siviglia SPV S.r.l., Series 2012-1, Class A, 0.498%, 10/25/2055, (EUR)(c)	7,562,330
4,485,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,364,398
2,755,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	2,823,875
2,158,634	Vela Home S.r.l., Series 4, Class A2, 0.188%, 10/25/2042, (EUR)(c)	2,376,280

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Italy – continued
2,473,637		Voba N 3 S.r.l., Series 2011-3, Class A2, 0.988%, 11/23/2047, (EUR)(c)	$2,784,637

			97,758,438

		Japan – 10.7%
5,325,000		Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.450%, 9/08/2017, 144A	5,304,142
1,131,450,000		Japan Government Ten Year Bond, 1.200%, 12/20/2020, (JPY)	9,780,439
11,099,000,000		Japan Government Ten Year Bond, 1.300%, 3/20/2019, (JPY)(b)	94,904,816
421,400,000		Japan Government Ten Year Bond, 1.700%, 3/20/2017, (JPY)	3,543,685
1,720,000,000		Japan Government Thirty Year Bond, 1.700%, 12/20/2043, (JPY)	14,942,266
1,843,000,000		Japan Government Thirty Year Bond, 2.000%, 12/20/2033, (JPY)	17,344,123
781,100,000		Japan Government Twenty Year Bond, 1.500%, 6/20/2034, (JPY)	6,779,630
655,350,000		Japan Government Twenty Year Bond, 2.000%, 12/20/2024, (JPY)	6,139,487
1,540,000,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2027, (JPY)	14,794,343
3,366,450,000		Japan Government Twenty Year Bond, 2.100%, 12/20/2030, (JPY)	32,451,054

			205,983,985

		Korea – 0.9%
56,100,000		Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)(b)	7,365,565
8,538,000		Korea Development Bank (The), 4.625%, 11/16/2021(b)	9,452,326
200,000		Lotte Shopping Co. Ltd., 3.375%, 5/09/2017	205,991

			17,023,882

		Luxembourg – 0.2%
4,385,000		ArcelorMittal, 6.250%, 3/01/2021	4,593,288

		Malaysia – 2.4%
300,000		Malayan Banking Bhd, 3.000%, 2/10/2017	305,663
175,375,000		Malaysia Government Bond, 3.314%, 10/31/2017, (MYR)(b)	46,550,233

			46,855,896

		Mexico – 3.9%
2,215,000		Cemex SAB de CV, 5.875%, 3/25/2019	2,269,711
7,580,586	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(b)	50,221,846
1,050,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(b)	6,924,143

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Mexico – continued
1,247,129	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)(b)	$8,966,308
2,080,000		Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	1,924,000
3,900,000		Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018	4,218,045

			74,524,053

		Morocco – 0.2%
2,475,000		OCP S.A., 4.500%, 10/22/2025, 144A	2,348,156
1,015,000		OCP S.A., 6.875%, 4/25/2044, 144A	1,058,341

			3,406,497

		Namibia – 0.2%
3,588,000		Namibia International Bond, 5.500%, 11/03/2021, 144A	3,843,035

		Netherlands – 0.6%
1,775,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	1,755,031
3,250,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.250%, 7/01/2020	3,252,031
5,635,000		Netherlands Government Bond, 2.250%, 7/15/2022, 144A, (EUR)(b)	7,002,071

			12,009,133

		Norway – 2.2%
156,540,000		Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(b)	20,480,806
95,260,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)(b)	12,931,653
61,605,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(b)	8,900,783

			42,313,242

		Philippines – 0.5%
100,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	2,328,676
259,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	6,519,517

			8,848,193

		Poland – 1.3%
73,780,000		Poland Government Bond, 3.250%, 7/25/2019, (PLN)	20,174,003
4,145,000		Poland Government International Bond, 4.000%, 1/22/2024	4,338,696

			24,512,699

		Portugal – 0.3%
3,625,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	3,660,185

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Portugal – continued
$550,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	$572,706
2,160,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	2,172,806

		6,405,697

	South Africa – 0.7%
3,650,000	Eskom Holdings SOC Ltd., 7.125%, 2/11/2025, 144A	3,692,997
127,260,000	Transnet SOC Ltd., 9.500%, 5/13/2021, 144A, (ZAR)(b)	10,261,491

		13,954,488

	Spain – 2.0%
1,000,000	Banco Bilbao Vizcaya Argentaria S.A., 3.500%, 12/05/2017, (EUR)	1,203,861
21,990,000	Spain Government Bond, 5.850%, 1/31/2022, 144A, (EUR)(b)	30,786,618
1,410,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,542,372
950,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	1,166,735
1,817,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	3,141,457

		37,841,043

	Sweden – 1.0%
138,245,000	Sweden Government Bond, Series 1052, 4.250%, 3/12/2019, (SEK)(b)	19,268,767

	Switzerland – 0.2%
4,150,000	Holcim U.S. Finance S.a.r.l. & Cie SCS, 5.150%, 9/12/2023, 144A	4,546,690

	Turkey – 0.7%
4,130,000	Akbank TAS, 4.000%, 1/24/2020, 144A	4,022,785
9,000,000	Akbank TAS, 7.500%, 2/05/2018, 144A, (TRY)	3,022,322
2,400,000	Arcelik AS, 5.000%, 4/03/2023, 144A	2,295,888
2,300,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	2,296,550
1,795,000	Turkiye Is Bankasi, 5.000%, 4/30/2020, 144A	1,809,576

		13,447,121

	United Arab Emirates – 0.6%
1,560,000	DP World Ltd., 3.250%, 5/18/2020, 144A	1,548,300
2,930,000	DP World Sukuk Ltd., 6.250%, 7/02/2017	3,150,482
455,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016	482,887

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Arab Emirates – continued
$4,996,000	IPIC GMTN Ltd., 5.000%, 11/15/2020, 144A	$5,516,833

		10,698,502

	United Kingdom – 7.9%
5,945,000	Aviva PLC, EMTN, (fixed rate to 7/05/2023, variable rate thereafter), 6.125%, 7/05/2043, (EUR)(b)	7,638,650
3,458,000	Barclays Bank PLC, EMTN, 5.750%, 9/14/2026, (GBP)	6,009,049
900,000	Barclays PLC, 4.375%, 9/11/2024	863,159
2,878,000	Co-Operative Bank PLC, 4.750%, 11/11/2021, (GBP)	4,984,691
460,000	HBOS PLC, EMTN, (fixed rate to 3/18/2025, variable rate thereafter), 4.500%, 3/18/2030, (EUR)	569,230
1,076,000	HSBC Bank PLC, 4.125%, 8/12/2020, 144A	1,155,124
3,175,000	HSBC Holdings PLC, 4.000%, 3/30/2022	3,324,143
2,840,000	HSBC Holdings PLC, 4.250%, 3/14/2024	2,868,357
3,500,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)	6,065,128
5,830,000	Royal Bank of Scotland Group PLC, 5.125%, 5/28/2024	5,822,905
425,000	Royal Bank of Scotland Group PLC, EMTN, (fixed rate to 3/25/2019, variable rate thereafter), 3.625%, 3/25/2024, (EUR)	482,851
6,490,000	Sky PLC, 3.750%, 9/16/2024, 144A	6,335,895
7,675,000	Standard Chartered PLC, 3.950%, 1/11/2023, 144A(b)	7,489,925
1,505,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	1,645,654
5,230,000	Tesco PLC, EMTN, 5.000%, 3/24/2023, (GBP)	8,277,182
22,410,000	United Kingdom Gilt, 4.500%, 9/07/2034, (GBP)(b)	45,331,697
2,355,000	United Kingdom Treasury, 1.750%, 1/22/2017, (GBP)	3,768,412
2,575,000	United Kingdom Treasury, 4.250%, 3/07/2036, (GBP)	5,084,245
13,338,827	United Kingdom Treasury, 4.750%, 3/07/2020, (GBP)(b)	24,157,505
1,875,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	2,074,665
700,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	1,143,870
1,530,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, 144A, (GBP)	2,310,857
1,233,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, (GBP)	1,944,616
2,305,000	WPP Finance 2010, 3.750%, 9/19/2024	2,297,537

		151,645,347

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – 28.3%
$1,328,797	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	$1,332,546
3,136,901	A10 Securitization LLC, Series 2013-2, Class A, 2.620%, 11/15/2027, 144A	3,154,963
1,115,000	Actavis Funding SCS, 3.800%, 3/15/2025	1,095,289
1,745,000	Actavis Funding SCS, 4.550%, 3/15/2035	1,659,097
1,110,000	AES Corp. (The), 5.500%, 3/15/2024	1,068,375
3,000,000	Air Lease Corp., 3.750%, 2/01/2022	2,998,200
1,410,000	Ally Financial, Inc., 2.750%, 1/30/2017	1,403,655
3,330,000	Ally Financial, Inc., 3.250%, 2/13/2018	3,309,187
3,800,000	Ally Financial, Inc., 3.600%, 5/21/2018	3,804,750
4,650,000	Ally Financial, Inc., 3.750%, 11/18/2019	4,615,125
2,982,885	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	3,467,308
770,000	Altria Group, Inc., 2.850%, 8/09/2022	740,132
3,930,000	Altria Group, Inc., 4.000%, 1/31/2024	3,990,825
1,000,000	Amgen, Inc., 4.400%, 5/01/2045	921,488
2,285,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	2,251,586
1,525,000	AT&T, Inc., 4.750%, 5/15/2046	1,387,710
6,283,000	Ball Corp., 4.000%, 11/15/2023	5,827,482
5,125,000	Bank of America Corp., 2.650%, 4/01/2019	5,185,716
4,510,000	Bank of America Corp., 4.100%, 7/24/2023	4,640,398
3,860,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 2.686%, 8/15/2029, 144A(c)	3,839,368
3,785,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.586%, 12/15/2027, 144A(c)	3,786,340
5,454,024	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	5,439,396
3,295,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.134%, 6/15/2031, 144A(c)	3,287,926
5,912,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	5,128,660
2,515,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	2,276,075
1,405,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	1,369,875
4,102,000	CHS/Community Health Systems, Inc., 5.125%, 8/15/2018	4,204,550

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,370,000	CIT Group, Inc., 4.250%, 8/15/2017	$2,405,550
1,325,000	Citigroup, Inc., 3.875%, 3/26/2025	1,269,224
3,100,000	Citigroup, Inc., 4.000%, 8/05/2024	3,058,922
2,930,000	Citigroup, Inc., 4.090%, 6/09/2025, (CAD)	2,323,896
3,140,000	Citigroup, Inc., 4.400%, 6/10/2025	3,128,297
7,005,000	Comcast Corp., 4.200%, 8/15/2034	6,756,063
3,508,741	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.886%, 5/13/2031, 144A(c)(d)	3,483,787
3,245,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class A, 1.088%, 6/11/2027, 144A(c)	3,243,218
2,570,000	Commercial Mortgage Trust, Series 2013-GAM, Class A2, 3.367%, 2/10/2028, 144A	2,604,939
2,800,000	Commercial Mortgage Trust, Series 2014-PAT, Class D, 2.336%, 8/13/2027, 144A(c)	2,808,873
4,000,000	Commercial Mortgage Trust, Series 2014-SAVA, Class B, 1.936%, 6/15/2034, 144A(c)	3,993,676
5,300,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	5,525,250
207,144	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	220,920
181,095	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	184,481
4,420,000	Continental Resources, Inc., 3.800%, 6/01/2024	4,034,572
1,015,000	Continental Resources, Inc., 4.500%, 4/15/2023	978,672
1,845,000	Corning, Inc., 4.700%, 3/15/2037	1,859,063
2,248,787	Credit Suisse Mortgage Capital Certificates, Series 2009-13R, Class 3A1, 2.185%, 11/26/2036, 144A(c)	2,212,406
3,089,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	3,517,179
1,885,000	CSMC Series, Series 2010-RR1, Class 2B, 5.695%, 9/15/2040, 144A(c)	1,955,399
3,725,000	DR Horton, Inc., 3.750%, 3/01/2019	3,752,937
3,273,000	Energy Transfer Partners LP, 3.600%, 2/01/2023	3,099,531
1,770,000	Energy Transfer Partners LP, 4.900%, 2/01/2024	1,800,088
2,755,000	Energy Transfer Partners LP, 5.150%, 3/15/2045	2,434,191
1,710,000	Energy Transfer Partners LP, 6.125%, 12/15/2045	1,712,690
5,700,000	Extended Stay America Trust, Series 2013-ESH7, Class A17, 2.295%, 12/05/2031, 144A	5,652,120
4,180,000	FNMA (TBA), 3.000%, 8/01/2045(e)	4,153,630

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$42,580,000	FNMA (TBA), 3.500%, 8/01/2045(e)	$43,767,584
38,040,000	FNMA (TBA), 4.000%, 8/01/2045(e)	40,213,478
3,450,000	Ford Motor Credit Co. LLC, 3.664%, 9/08/2024	3,404,222
930,000	Ford Motor Credit Co. LLC, 4.250%, 9/20/2022	968,536
5,508,000	Ford Motor Credit Co. LLC, 4.375%, 8/06/2023	5,712,330
50,000,000	General Electric Capital Corp., EMTN, 4.208%, 12/06/2021, (SEK)(b)	6,849,660
3,900,000	General Motors Co., 4.000%, 4/01/2025	3,828,373
8,000,000	General Motors Financial Co., Inc., 3.150%, 1/15/2020(b)	8,037,488
1,338,185	GNMA, 1.969%, 5/20/2064(c)	1,418,885
1,714,374	GNMA, 2.285%, 11/20/2064(c)	1,879,292
1,688,488	GNMA, 2.372%, 11/20/2064(c)	1,858,146
3,312,448	GNMA, 2.537%, 10/20/2063(c)	3,585,845
503,489	GNMA, 4.446%, 4/20/2065	562,835
4,309,382	GNMA, 4.556%, 12/20/2061	4,638,520
1,612,762	GNMA, 4.563%, 2/20/2065	1,808,617
2,056,314	GNMA, 4.622%, 7/20/2064	2,303,259
3,719,320	GNMA, 4.668%, 5/20/2064	4,170,139
1,890,238	GNMA, 4.674%, 7/20/2064	2,122,740
8,320,000	GNMA (TBA), 3.500%, 8/01/2045(e)	8,612,501
1,630,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	1,619,718
2,030,000	Goldman Sachs Group, Inc. (The), MTN, 3.850%, 7/08/2024	2,028,240
640,923	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	673,827
4,401,758	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.989%, 8/10/2045(c)	4,697,358
2,560,000	HCA Holdings, Inc., 6.250%, 2/15/2021	2,758,400
1,795,000	HCA, Inc., 5.375%, 2/01/2025	1,824,259
2,663,145	Hilton Grand Vacations Trust, Series 2013-A, Class A, 2.280%, 1/25/2026, 144A	2,678,120
4,685,000	Host Hotels & Resorts LP, Series D, 3.750%, 10/15/2023	4,596,013

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$7,800,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A(b)	$7,683,000
9,830,000	JPMorgan Chase & Co., 3.250%, 9/23/2022(b)	9,766,233
6,454,000	JPMorgan Chase & Co., 3.875%, 2/01/2024	6,559,207
3,800,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.384%, 8/15/2027, 144A(c)	3,804,898
2,270,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.166%, 7/15/2031, 144A(c)	2,265,192
1,479,803	JPMorgan Resecuritization Trust, Series 2010-4, Class A2, 2.077%, 9/26/2035, 144A(c)	1,479,453
1,965,000	KB Home, 4.750%, 5/15/2019	1,950,263
1,020,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	1,063,350
1,970,000	Lennar Corp., 4.750%, 5/30/2025	1,910,900
5,210,000	Liberty Mutual Group, Inc., 4.850%, 8/01/2044, 144A	5,033,860
5,273,193	Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.980%, 1/15/2045, 144A	5,254,099
670,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.500%, 7/15/2023	656,600
60,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	58,650
1,220,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.500%, 2/15/2023	1,252,025
1,982,879	Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.500%, 5/20/2030, 144A	2,034,216
4,723,000	MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.304%, 3/19/2018, (EUR)(c)	5,243,962
2,610,000	MetLife, Inc., 4.050%, 3/01/2045	2,397,262
4,485,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	4,299,994
6,085,000	Morgan Stanley, 3.750%, 2/25/2023	6,152,787
1,900,000	Morgan Stanley, 3.950%, 4/23/2027	1,791,487
1,490,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	1,680,853
460,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	464,901
4,400,000	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.989%, 8/12/2045, 144A(c)	4,687,439
1,500,000	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.989%, 8/15/2045, 144A(c)	1,596,060
2,100,000	Newfield Exploration Co., 5.625%, 7/01/2024	2,121,000
4,980,000	Noble Energy, Inc., 5.250%, 11/15/2043	4,851,815
3,540,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	3,558,797

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$861,208	Orange Lake Timeshare Trust, Series 2012-AA, Class B, 4.870%, 3/10/2027, 144A	$894,609
1,840,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	598,000
2,255,000	Pioneer Natural Resources Co., 3.950%, 7/15/2022	2,272,889
850,000,000	Procter & Gamble Co. (The), 0.275%, 5/08/2020, (JPY)	6,938,003
2,670,000	RBSCF Trust, Series 2010-RR4, Class CSCB, 5.695%, 9/16/2040, 144A(c)	2,771,732
1,251,931	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	1,286,571
6,745,504	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(c)	6,310,999
6,272,000	Sirius International Group, 6.375%, 3/20/2017, 144A(b)	6,593,722
2,982,049	SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.700%, 5/25/2023, 144A	3,000,508
8,000,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A(b)	8,005,600
5,775,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	5,782,219
1,694,022	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,676,451
3,038,417	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A	3,056,252
2,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	3,021,487
455,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	444,763
4,415,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	4,370,850
1,630,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	1,654,450
2,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	1,672,189
1,545,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	2,233,836
575,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	536,284
1,850,000	Time Warner, Inc., 4.650%, 6/01/2044	1,758,701
955,000	Time Warner, Inc., 5.350%, 12/15/2043	978,500
1,240,000	Time Warner, Inc., 6.100%, 7/15/2040	1,394,560
8,366,517	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A(b)	8,653,379
11,920,000	U.S. Treasury Bond, 2.875%, 5/15/2043(f)	11,359,390
2,000,000	U.S. Treasury Note, 1.375%, 5/31/2020	1,976,250
2,000,000	U.S. Treasury Note, 1.500%, 12/31/2018	2,019,688

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$1,610,398	United Airlines Pass Through Trust, Series 2013-1, Class B, 5.375%, 2/15/2023	$1,664,153
1,402,000	Verizon Communications, Inc., 2.625%, 2/21/2020	1,398,848
1,300,000	Verizon Communications, Inc., 3.000%, 11/01/2021	1,282,510
2,560,000	Verizon Communications, Inc., 3.500%, 11/01/2024	2,490,007
1,145,000	Verizon Communications, Inc., 3.850%, 11/01/2042	944,962
725,000	Verizon Communications, Inc., 4.272%, 1/15/2036, 144A	654,000
2,150,000	Verizon Communications, Inc., 4.400%, 11/01/2034	1,990,382
2,473,000	Verizon Communications, Inc., 4.522%, 9/15/2048, 144A	2,172,283
490,000	Verizon Communications, Inc., 4.750%, 11/01/2041	458,982
2,138,000	Verizon Communications, Inc., 4.862%, 8/21/2046	2,000,988
5,155,000	Verizon Communications, Inc., 5.050%, 3/15/2034	5,189,683
151,000	Verizon Communications, Inc., 6.400%, 9/15/2033	173,037
655,000	Virginia Electric and Power Co., 4.450%, 2/15/2044	657,760
3,150,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	3,308,700
5,130,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	5,027,400
3,015,000	Whiting Petroleum Corp., 6.250%, 4/01/2023, 144A	3,011,231

		540,279,092

	Total Non-Convertible Bonds (Identified Cost $1,994,556,669)	1,818,295,711

Convertible Bonds – 0.3%

	United States – 0.3%
120,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	124,800
370,000	Jarden Corp., 1.125%, 3/15/2034	430,819
868,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	1,022,612
430,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	700,094
1,145,000	Rovi Corp., 0.500%, 3/01/2020, 144A	1,046,243
525,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	697,922
1,040,000	SunEdison, Inc., 2.625%, 6/01/2023, 144A	1,053,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	United States – continued
$1,175,000	SunEdison, Inc., 3.375%, 6/01/2025, 144A	$1,213,922

	Total Convertible Bonds (Identified Cost $5,983,279)	6,289,412

	Total Bonds and Notes (Identified Cost $2,000,539,948)	1,824,585,123

Shares

Preferred Stocks – 1.5%

Non-Convertible Preferred Stock – 0.2%

	United States – 0.2%
186,207	PNC Financial Services Group, Inc. (The), 5.375% (Identified Cost $4,655,175)	4,495,037

Convertible Preferred Stocks – 1.3%

	United States – 1.3%
123,700	Alcoa, Inc., Series 1, 5.375%	4,889,861
2,957	Allergan PLC, Series A, 5.500%	3,082,909
927	Chesapeake Energy Corp., 5.750%	630,940
31	Chesapeake Energy Corp., 5.750% 144A	21,099
5,296	Crown Castle International Corp., Series A, 4.500%	546,547
37,200	Dominion Resources, Inc., 6.375%	1,737,240
24,832	Dominion Resources, Inc., Series A, 6.125%	1,330,747
9,494	Dominion Resources, Inc., Series B, 6.000%	511,062
112,924	Tyson Foods, Inc., 4.750%	5,816,715
102,876	Weyerhaeuser Co., Series A, 6.375%	5,349,552

		23,916,672

	Total Convertible Preferred Stocks (Identified Cost $25,248,701)	23,916,672

	Total Preferred Stocks (Identified Cost $29,903,876)	28,411,709

Principal Amount (‡)	Description	Value (†)

Short-Term Investments – 4.9%
$8,618,994	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $8,618,996 on 7/01/2015 collateralized by $8,675,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $8,793,518 including accrued interest(g)	$8,618,994
86,020,000	U.S. Treasury Bills, 0.040%, 8/06/2015(b)(h)	86,020,000

	Total Short-Term Investments (Identified Cost $94,635,550)	94,638,994

	Total Investments – 101.7% (Identified Cost $2,125,079,374)(a)	1,947,635,826
	Other assets less liabilities – (1.7)%	(30,020,489)

	Net Assets – 100.0%	$1,917,615,337

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $2,138,578,029 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,951,497
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(209,893,700)

Net unrealized depreciation	$(190,942,203)

(b)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts, futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(d)	Illiquid security. At June 30, 2015, the value of this security amounted to $3,483,787 or 0.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(f)	A portion of this security has been pledged as initial margin for open futures contracts.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $476,663,146 or 24.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	8/27/2015	Australian Dollar	5,320,000	$4,092,187	$48,581
Buy[2]	7/02/2015	Brazilian Real	29,850,000	9,600,849	51,905
Sell[2]	7/02/2015	Brazilian Real	29,850,000	9,600,849	392,455
Sell[2]	10/02/2015	Brazilian Real	29,850,000	9,290,961	(49,475)
Sell[3]	9/25/2015	British Pound	11,600,000	18,215,293	197,387
Sell[1]	9/08/2015	Canadian Dollar	43,010,000	34,404,257	(135,115)
Sell[4]	7/30/2015	Euro	21,000,000	23,420,325	114,753
Sell[5]	8/18/2015	Japanese Yen	2,674,400,000	21,864,214	621,508
Sell[5]	8/18/2015	Japanese Yen	486,260,000	3,975,356	(52,661)
Buy[6]	9/17/2015	Malaysian Ringgit	62,652,000	16,508,982	(64,306)
Sell[3]	9/17/2015	Mexican Peso	160,000,000	10,124,996	157,919
Buy[7]	9/16/2015	Philippine Peso	210,000,000	4,638,065	16,586
Buy[1]	9/11/2015	South Korean Won	40,554,769,000	36,298,417	(227,539)
Sell[1]	9/11/2015	South Korean Won	4,358,300,000	3,900,883	28,169
Buy[1]	9/16/2015	Swiss Franc	12,900,000	13,838,262	(45,171)

Total					$1,054,996

At June 30, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Unrealized Appreciation (Depreciation)
9/16/2015	Australian Dollar	48,500,000	Euro[1]	33,165,114	$(253,122)
9/16/2015	Australian Dollar	25,040,000	New Zealand Dollar[1]	27,834,088	(499,744)
7/02/2015	Indonesian Rupiah	290,990,000,000	Japanese Yen[5]	2,595,807,314	(615,439)
10/02/2015	Indonesian Rupiah	290,990,000,000	Japanese Yen[5]	2,645,604,145	264,421
7/02/2015	Japanese Yen	2,707,135,547	Indonesian Rupiah[5]	290,990,000,000	(294,217)
9/04/2015	Malaysian Ringgit	240,070,000	Japanese Yen[1]	8,080,300,067	2,751,836
7/28/2015	Norwegian Krone	166,120,000	Euro[1]	19,532,488	608,232
9/16/2015	Swedish Krona	50,000,000	Euro[1]	5,317,636	(106,350)
7/28/2015	Swedish Krona	83,500,000	Norwegian Krone[1]	76,030,048	(386,351)

					$1,469,266

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Deutsche Bank AG
[3]	Counterparty is UBS AG
[4]	Counterparty is Citibank N.A.
[5]	Counterparty is Bank of America, N.A.
[6]	Counterparty is JPMorgan Chase Bank N.A.
[7]	Counterparty is Morgan Stanley & Co.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2015	1,035	$123,431,836	$(292,961)
Ultra Long U.S. Treasury Bond	9/21/2015	169	26,036,563	(910,013)

Total				$(1,202,974)

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/21/2015	261	$39,370,219	$1,090,408
10 Year U.S. Treasury Note	9/21/2015	665	83,904,297	819,609

Total				$1,910,017

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Canada	$—	$72,475,984	$3,679,263	(a)	$76,155,247
United States	—	508,626,977	31,652,115	(a)	540,279,092
All Other Non-Convertible Bonds*	—	1,201,861,372	—		1,201,861,372

Total Non-Convertible Bonds	—	1,782,964,333	35,331,378		1,818,295,711

Convertible Bonds*	—	6,289,412	—		6,289,412

Total Bonds and Notes	—	1,789,253,745	35,331,378		1,824,585,123

Preferred Stocks
Non-Convertible Preferred Stock*	4,495,037	—	—		4,495,037
Convertible Preferred Stocks
United States	23,264,633	652,039	—		23,916,672

Total Preferred Stocks	27,759,670	652,039	—		28,411,709

Short-Term Investments	—	94,638,994	—		94,638,994

Total Investments	27,759,670	1,884,544,778	35,331,378		1,947,635,826

Forward Foreign Currency Contracts (unrealized appreciation)	—	5,253,752	—		5,253,752
Futures Contracts (unrealized appreciation)	1,910,017	—	—		1,910,017

Total	$29,669,687	$1,889,798,530	$35,331,378		$1,954,799,595

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(2,729,490)	$—	$(2,729,490)
Futures Contracts (unrealized depreciation)	(1,202,974)	—	—	(1,202,974)

Total	$(1,202,974)	$(2,729,490)	$—	$(3,932,464)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
Australia	$4,732,900	$—	$36,005	$(33,839)	$—	$(4,735,066)	$—	$—	$—	$—
Canada	—	—	—	(88,604)	3,767,867	—	—	—	3,679,263	(88,604)
Cayman Islands	1,441,270	—	5,899	(6,490)	—	(1,440,679)	—	—	—	—
United States	58,041,992	—	330,604	(272,305)	—	(13,515,585)	—	(12,932,591)	31,652,115	(185,745)

Total	$64,216,162	$—	$372,508	$(401,238)	$3,767,867	$(19,691,330)	$—	$(12,932,591)	$35,331,378	$(274,349)

Debt securities valued at $12,932,591 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$5,253,752	$—	$5,253,752
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	1,910,017	1,910,017

Total asset derivatives	$5,253,752	$1,910,017	$7,163,769

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(2,729,490)	$—	$(2,729,490)
Exchange-traded/cleared liability derivatives
Interest rate contracts	—	(1,202,974)	(1,202,974)

Total liability derivatives	$(2,729,490)	$(1,202,974)	$(3,932,464)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(76,388)	$—
JPMorgan Chase Bank, N.A.	(64,306)	60,000

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of December 31, 2014:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net

$10,648,597	$5,644,296

These amounts include cash and securities received as collateral by the Fund in the amount of $2,622,079.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	41.5%
Banking	8.6
Mortgage Related	6.2
Local Authorities	4.6
Non-Agency Commercial Mortgage-Backed Securities	3.9
Government Owned - No Guarantee	3.5
ABS Other	3.4
ABS Home Equity	2.2
Independent Energy	2.1
Other Investments, less than 2% each	20.8
Short-Term Investments	4.9

Total Investments	101.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.7)

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	45.4%
Euro	15.6
Japanese Yen	11.4
British Pound	7.3
Canadian Dollar	4.0
Mexican Peso	3.5
Australian Dollar	3.2
Norwegian Krone	2.6
Malaysian Ringgit	2.4
Other, less than 2% each	6.3

Total Investments	101.7
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	(1.7)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.9% of Net Assets

Non-Convertible Bonds – 77.6%

	ABS Home Equity – 2.3%
$74,875	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.923%, 9/25/2045(b)	$72,101
165,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(b)	162,114
175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(c)	184,035
73,753	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	78,067
114,070	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	116,701
363,472	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB1, 6.000%, 10/25/2034(d)	375,502
90,684	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	92,167
85,327	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	87,453
45,243	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.781%, 11/25/2034(b)	44,572
40,268	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.614%, 5/25/2035(b)	39,125
220,867	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	225,621
117,153	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.397%, 5/25/2035(b)	96,467
54,100	Countrywide Alternative Loan Trust, Series 2006-4CB, Class 2A2, 5.500%, 4/25/2036	52,586
80,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B, 5.095%, 5/25/2035(b)(c)	79,757
20,930	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	21,028
133,334	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.837%, 6/19/2035(b)	129,395
114,098	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.080%, 7/19/2035(b)	108,390
89,116	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 2.741%, 12/25/2034(b)(c)	88,401
184,631	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.716%, 9/25/2035(b)(c)	185,988
143,626	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 0.827%, 7/25/2045(b)	124,046
133,256	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.687%, 1/25/2036(b)(e)	88,376
92,934	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	95,722
104,752	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(c)	109,129
136,198	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.187%, 9/25/2046(b)	124,091

		2,780,834

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Other – 0.3%
$244,048	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	$242,535
62,395	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	66,454

		308,989

	Aerospace & Defense – 1.6%
45,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	45,788
545,000	KLX, Inc., 5.875%, 12/01/2022, 144A	550,390
355,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	340,800
400,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	430,000
350,000	Oshkosh Corp., 5.375%, 3/01/2025	350,000
265,000	TransDigm, Inc., 6.000%, 7/15/2022	261,687

		1,978,665

	Airlines – 2.7%
1,279,105	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A(c)	1,323,874
151,281	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024(c)	173,595
388,720	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024(c)	446,056
1,280,000	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025, 144A(c)	1,253,632
82,686	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	83,859

		3,281,016

	Automotive – 2.3%
250,000	General Motors Co., 4.875%, 10/02/2023(c)	263,568
75,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	73,489
115,000	General Motors Financial Co., Inc., 4.250%, 5/15/2023	116,364
1,250,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021(c)	1,297,375
100,000	Goodyear Tire & Rubber Co. (The), 6.500%, 3/01/2021	105,875
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	339,200
205,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	204,487
435,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	421,137

		2,821,495

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – 2.7%
$600,000	Ally Financial, Inc., 3.500%, 1/27/2019	$595,500
40,000	Ally Financial, Inc., 4.125%, 3/30/2020	39,925
20,000	Ally Financial, Inc., 4.125%, 2/13/2022	19,200
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	982,450
405,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018(c)	418,504
145,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	153,545
1,010,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(c)	1,087,550

		3,296,674

	Brokerage – 0.7%
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	195,000
140,000	Jefferies Group LLC, 6.250%, 1/15/2036(c)	138,824
515,000	Jefferies Group LLC, 6.450%, 6/08/2027(c)	559,153

		892,977

	Building Materials – 2.5%
670,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	542,700
320,000	Builders FirstSource, Inc., 7.625%, 6/01/2021, 144A	331,200
445,000	Building Materials Holding Corp., 9.000%, 9/15/2018, 144A	475,037
458,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	473,343
265,000	HD Supply, Inc., 5.250%, 12/15/2021, 144A	268,644
80,000	Masco Corp., 5.950%, 3/15/2022(c)	89,800
15,000	Masco Corp., 7.750%, 8/01/2029	17,325
150,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	159,750
200,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A(c)	152,940
100,000	USG Corp., 5.500%, 3/01/2025, 144A	99,625
110,000	USG Corp., 5.875%, 11/01/2021, 144A	115,775
15,000	USG Corp., 9.750%, 1/15/2018	17,063
325,000	Vulcan Materials Co., 4.500%, 4/01/2025	324,187

		3,067,389

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – 4.4%
$490,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	$486,472
255,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	248,625
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	68,950
85,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	82,769
230,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 9/01/2023	230,431
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	608,025
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	292,875
220,000	DISH DBS Corp., 5.000%, 3/15/2023	203,500
380,000	DISH DBS Corp., 5.125%, 5/01/2020	384,275
500,000	DISH DBS Corp., 5.875%, 11/15/2024	480,312
1,070,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	1,118,150
265,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2021	279,575
200,000	Virgin Media Secured Finance PLC, 5.250%, 1/15/2026, 144A	193,250
200,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	200,750
565,000	Ziggo Bond Finance BV, 5.875%, 1/15/2025, 144A	553,700

		5,431,659

	Chemicals – 1.3%
150,000	Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/01/2021, 144A	160,687
200,000	Braskem Finance Ltd., 6.450%, 2/03/2024(c)	189,000
200,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	194,000
805,000	Hercules, Inc., 6.500%, 6/30/2029	732,550
195,000	PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 4/01/2020(c)	208,492
190,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	175,750

		1,660,479

	Construction Machinery – 0.4%
290,000	United Rentals North America, Inc., 5.750%, 11/15/2024	285,650
255,000	United Rentals North America, Inc., 6.125%, 6/15/2023	260,419

		546,069

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Cyclical Services – 1.3%
$265,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	$268,313
285,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 12/01/2021, 144A	288,562
799,000	ServiceMaster Co. LLC (The), 7.000%, 8/15/2020	843,944
220,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	222,200

		1,623,019

	Diversified Manufacturing – 0.1%
75,000	Entegris, Inc., 6.000%, 4/01/2022, 144A	77,062

	Electric – 2.1%
300,000	AES Corp. (The), 5.500%, 4/15/2025	285,750
27,350	CE Generation LLC, 7.416%, 12/15/2018	26,393
190,000	Dynegy, Inc., 7.375%, 11/01/2022, 144A	199,025
200,000	EDP Finance BV, 4.125%, 1/15/2020, 144A(c)	201,941
940,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(c)	1,078,650
110,000	Talen Energy Supply LLC, 6.500%, 6/01/2025, 144A	110,000
620,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	629,300

		2,531,059

	Environmental – 0.2%
195,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	200,119

	Finance Companies – 5.4%
150,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	148,312
570,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	572,850
375,000	Aircastle Ltd., 5.125%, 3/15/2021	378,750
55,000	Aircastle Ltd., 5.500%, 2/15/2022	56,135
30,000	Aircastle Ltd., 7.625%, 4/15/2020	33,936
165,000	CIT Group, Inc., 3.875%, 2/19/2019	163,762
30,000	CIT Group, Inc., 5.000%, 8/15/2022	29,700
1,225,000	CIT Group, Inc., 5.000%, 8/01/2023	1,206,625
45,000	International Lease Finance Corp., 6.250%, 5/15/2019	48,656

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$70,000	International Lease Finance Corp., 8.250%, 12/15/2020	$83,125
255,000	International Lease Finance Corp., 8.625%, 1/15/2022	311,100
135,000	iStar Financial, Inc., 4.000%, 11/01/2017	132,638
195,000	iStar Financial, Inc., 4.875%, 7/01/2018	191,831
115,000	iStar Financial, Inc., 5.000%, 7/01/2019	113,419
75,000	iStar Financial, Inc., 5.850%, 3/15/2017	76,969
55,000	iStar Financial, Inc., 7.125%, 2/15/2018	57,266
420,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	408,450
210,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	218,925
30,000	Navient Corp., MTN, 6.125%, 3/25/2024	28,725
65,000	Navient LLC, 4.875%, 6/17/2019	64,350
185,000	Navient LLC, 5.500%, 1/25/2023	175,750
835,000	Navient LLC, MTN, 5.500%, 1/15/2019	851,383
145,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	138,475
465,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A(d)	445,237
280,000	Springleaf Finance Corp., 7.750%, 10/01/2021	303,800
110,000	Springleaf Finance Corp., 8.250%, 10/01/2023	124,025
200,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	209,750
102,000	Stearns Holdings, Inc., 9.375%, 8/15/2020, 144A	102,510

		6,676,454

	Financial Other – 1.0%
450,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019(c)	453,375
425,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022(c)	432,969
388,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	403,520

		1,289,864

	Food & Beverage – 0.6%
260,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	304,200
120,000	TreeHouse Foods, Inc., 4.875%, 3/15/2022	120,900

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Food & Beverage – continued
$265,000	WhiteWave Foods Co. (The), 5.375%, 10/01/2022	$279,575

		704,675

	Gaming – 1.8%
485,000	GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020(c)	493,488
1,755,000	MGM Resorts International, 6.000%, 3/15/2023(d)	1,776,937

		2,270,425

	Government Owned - No Guarantee – 0.4%
260,000	Petrobras Global Finance BV, 6.250%, 3/17/2024(c)	251,022
250,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A(c)	245,625

		496,647

	Health Insurance – 0.6%
721,000	WellCare Health Plans, Inc., 5.750%, 11/15/2020	749,840

	Healthcare – 6.3%
135,000	Amsurg Corp., 5.625%, 7/15/2022	136,181
100,000	BioScrip, Inc., 8.875%, 2/15/2021	85,000
115,000	Catamaran Corp., 4.750%, 3/15/2021	127,363
555,000	CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	585,525
330,000	ExamWorks Group, Inc., 5.625%, 4/15/2023	338,369
1,095,000	Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	1,108,687
55,000	Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	54,450
300,000	HCA Holdings, Inc., 6.250%, 2/15/2021	323,250
655,000	HCA, Inc., 5.375%, 2/01/2025	665,676
430,000	HCA, Inc., 7.050%, 12/01/2027	449,350
35,000	HCA, Inc., 7.500%, 12/15/2023	38,500
790,000	HCA, Inc., 7.500%, 11/06/2033	857,150
40,000	HCA, Inc., 7.690%, 6/15/2025	45,400
40,000	HCA, Inc., 8.360%, 4/15/2024	47,200
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	226,525
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	21,300

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$135,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	$137,869
190,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023, 144A	206,388
70,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020, 144A	74,900
140,000	LifePoint Health, Inc., 5.500%, 12/01/2021	144,550
125,000	Omnicare, Inc., 4.750%, 12/01/2022(c)	132,500
165,000	Omnicare, Inc., 5.000%, 12/01/2024(c)	177,375
975,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	901,875
145,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	147,900
445,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A(c)	451,675
285,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A(c)	294,262

		7,779,220

	Home Construction – 2.7%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	4,020
260,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	221,650
385,000	Lennar Corp., 4.750%, 11/15/2022	378,263
1,180,000	Lennar Corp., 4.750%, 5/30/2025	1,144,600
720,000	Pulte Group, Inc., 6.000%, 2/15/2035	700,200
495,000	Pulte Group, Inc., 6.375%, 5/15/2033	501,187
380,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	372,400
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	21,000

		3,343,320

	Independent Energy – 7.6%
145,000	American Energy-Permian Basin LLC/AEPB Finance Corp., 7.125%, 11/01/2020, 144A	98,600
290,000	Antero Resources Corp., 5.125%, 12/01/2022	274,050
40,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	37,500
350,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	324,625
220,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	197,450
455,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	431,112

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$30,000	California Resources Corp., 5.000%, 1/15/2020	$26,400
310,000	California Resources Corp., 5.500%, 9/15/2021	269,762
310,000	California Resources Corp., 6.000%, 11/15/2024	266,600
155,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	134,463
5,000	Chesapeake Energy Corp., 5.375%, 6/15/2021	4,525
170,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	165,750
175,000	Cimarex Energy Co., 4.375%, 6/01/2024(c)	172,844
65,000	Concho Resources, Inc., 5.500%, 10/01/2022	64,675
160,000	Concho Resources, Inc., 5.500%, 4/01/2023	160,000
215,000	Continental Resources, Inc., 3.800%, 6/01/2024(c)	196,252
75,000	Continental Resources, Inc., 4.500%, 4/15/2023	72,316
305,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	295,408
100,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	98,750
105,000	Halcon Resources Corp., 8.875%, 5/15/2021	69,038
270,000	Halcon Resources Corp., 9.750%, 7/15/2020	181,575
90,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	85,725
85,000	Matador Resources Co., 6.875%, 4/15/2023, 144A	86,806
250,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	231,250
30,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	28,875
80,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	76,700
434,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	440,510
220,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	225,500
555,000	QEP Resources, Inc., 5.250%, 5/01/2023	531,412
205,000	QEP Resources, Inc., 5.375%, 10/01/2022	197,968
165,000	Rex Energy Corp., 6.250%, 8/01/2022	130,350
215,000	Rex Energy Corp., 8.875%, 12/01/2020	193,500
660,000	Rice Energy, Inc., 6.250%, 5/01/2022	655,050

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$95,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	$94,050
1,050,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,120,875
140,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	143,150
185,000	Sanchez Energy Corp., 6.125%, 1/15/2023	165,575
60,000	Sanchez Energy Corp., 7.750%, 6/15/2021	59,700
55,000	SM Energy Co., 5.000%, 1/15/2024	52,113
140,000	SM Energy Co., 6.125%, 11/15/2022, 144A	143,878
135,000	SM Energy Co., 6.500%, 11/15/2021	140,737
15,000	SM Energy Co., 6.500%, 1/01/2023	15,375
250,000	Southwestern Energy Co., 4.950%, 1/23/2025(c)	252,577
755,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	742,920

		9,356,291

	Industrial Other – 0.1%
130,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	138,450

	Integrated Energy – 0.5%
400,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	328,600
415,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	300,875

		629,475

	Life Insurance – 0.4%
430,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	436,966

	Lodging – 0.7%
385,000	Felcor Lodging LP, 5.625%, 3/01/2023	395,587
400,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	415,480

		811,067

	Media Entertainment – 0.8%
100,000	AMC Networks, Inc., 4.750%, 12/15/2022	100,000
405,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	422,212
85,000	Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/2022	87,125
33,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	32,670

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$295,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	$296,475

		938,482

	Metals & Mining – 2.6%
235,000	Alcoa, Inc., 5.900%, 2/01/2027(c)	248,512
50,000	Alcoa, Inc., 6.750%, 1/15/2028	55,625
150,000	ArcelorMittal, 7.500%, 3/01/2041	147,000
930,000	ArcelorMittal, 7.750%, 10/15/2039	925,350
315,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	267,750
200,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	146,000
160,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	135,600
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	167,344
355,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	339,469
795,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(c)	740,759

		3,173,409

	Midstream – 3.4%
580,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 4/01/2023, 144A	603,200
110,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	113,575
310,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	303,025
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	57,200
230,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	229,425
195,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023(c)	188,175
175,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.750%, 9/01/2020(c)	190,388
130,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022(c)	138,387
160,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	156,400
175,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/2023, 144A	169,312
230,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	234,600
335,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	331,650
195,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	201,825

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	$153,450
10,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	9,250
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	306,750
40,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	39,600
105,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	109,200
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,563
80,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	83,000
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	373,500
110,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	113,300

		4,120,775

	Non-Agency Commercial Mortgage-Backed Securities – 1.3%
590,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.400%, 5/15/2018, 144A(b)(g)(h)	590,000
335,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	341,199
385,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(b)	390,205
250,000	Morgan Stanley Capital I Trust, Series 2007-HQ12, Class AM, 5.861%, 4/12/2049(b)(c)	263,917

		1,585,321

	Oil Field Services – 0.4%
20,000	Global Marine, Inc., 7.000%, 6/01/2028	14,900
155,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(g)(h)(i)	53,475
155,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	51,150
310,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	100,750
15,000	Parker Drilling Co., 6.750%, 7/15/2022	12,938
150,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	120,000
155,000	Transocean, Inc., 4.300%, 10/15/2022(c)	116,637

		469,850

	Pharmaceuticals – 1.6%
200,000	Grifols Worldwide Operations Ltd., 5.250%, 4/01/2022	200,500
1,065,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,121,578
375,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	398,438

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Pharmaceuticals – continued
$60,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	$60,600
15,000	Valeant Pharmaceuticals International, Inc., 6.750%, 8/15/2018, 144A	15,731
220,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	226,325

		2,023,172

	Property & Casualty Insurance – 0.3%
370,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	377,400

	Retailers – 1.4%
480,000	Dillard’s, Inc., 7.000%, 12/01/2028(c)	530,400
75,000	Dillard’s, Inc., 7.875%, 1/01/2023(c)	89,063
170,000	Family Tree Escrow LLC, 5.750%, 3/01/2023, 144A	177,650
280,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	306,422
160,000	GameStop Corp., 5.500%, 10/01/2019, 144A	164,400
125,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	124,375
95,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	92,981
90,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	89,100
225,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	102,375

		1,676,766

	Supermarkets – 0.8%
415,000	KeHE Distributors LLC/KeHE Finance Corp., 7.625%, 8/15/2021, 144A	435,750
5,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,800
10,000	New Albertson’s, Inc., 8.700%, 5/01/2030	10,150
615,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	522,750
50,000	SUPERVALU, Inc., 7.750%, 11/15/2022	52,469

		1,025,919

	Technology – 5.0%
110,000	ACI Worldwide, Inc., 6.375%, 8/15/2020, 144A	115,775
1,965,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	2,028,862
290,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	298,700
251,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	235,940

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – continued
$185,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	$149,850
70,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	69,738
50,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	50,500
140,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	136,500
395,000	Equinix, Inc., 4.875%, 4/01/2020	398,950
90,000	Equinix, Inc., 5.375%, 1/01/2022	90,225
140,000	Equinix, Inc., 5.375%, 4/01/2023	140,000
505,000	First Data Corp., 8.250%, 1/15/2021, 144A	532,775
480,000	Micron Technology, Inc., 5.250%, 8/01/2023, 144A	460,200
670,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	632,731
60,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	55,425
75,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	75,938
320,000	Open Text Corp., 5.625%, 1/15/2023, 144A	316,800
200,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	165,000
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	231,475

		6,185,384

	Transportation Services – 0.6%
185,000	APL Ltd., 8.000%, 1/15/2024(g)(h)	155,400
9,636	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(h)	9,636
347,188	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(h)(i)(j)	454,817
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	112,125

		731,978

	Wireless – 3.9%
220,000	Altice S.A., 7.625%, 2/15/2025, 144A	206,800
970,000	Altice S.A., 7.750%, 5/15/2022, 144A	938,475
500,000	Crown Castle International Corp., 5.250%, 1/15/2023	503,625
1,185,000	Numericable-SFR, 6.000%, 5/15/2022, 144A	1,167,966
496,000	Sprint Capital Corp., 6.875%, 11/15/2028	426,560

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$585,000	T-Mobile USA, Inc., 6.125%, 1/15/2022	$604,012
580,000	T-Mobile USA, Inc., 6.633%, 4/28/2021	601,750
395,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	389,075

		4,838,263

	Wirelines – 2.5%
20,000	CenturyLink, Inc., 5.625%, 4/01/2020	20,025
270,000	CenturyLink, Inc., 6.450%, 6/15/2021	272,025
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	211,200
15,000	Frontier Communications Corp., 7.000%, 11/01/2025	13,219
235,000	Frontier Communications Corp., 7.450%, 7/01/2035	199,750
640,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	635,200
5,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	5,050
385,000	Level 3 Financing, Inc., 6.125%, 1/15/2021	403,749
480,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	471,600
5,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	4,866
375,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036(c)	409,687
290,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038(c)	326,250
75,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036(c)	92,111

		3,064,732

	Total Non-Convertible Bonds (Identified Cost $94,739,875)	95,391,650

Convertible Bonds – 6.3%

	Building Materials – 0.7%
405,000	Lennar Corp., 3.250%, 11/15/2021, 144A	884,166

	Consumer Cyclical Services – 0.5%
520,000	Jarden Corp., 1.125%, 3/15/2034	605,475
40,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	47,125

		652,600

	Consumer Products – 0.4%
250,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	255,625

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Consumer Products – continued
$225,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	$230,766

		486,391

	Energy – 0.3%
475,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	387,719

	Media Entertainment – 0.5%
615,000	Rovi Corp., 0.500%, 3/01/2020, 144A	561,956

	Midstream – 0.2%
185,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	175,287

	Pharmaceuticals – 1.8%
27,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	41,614
386,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	614,705
486,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	602,032
25,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	128,906
155,000	Mylan, Inc., 3.750%, 9/15/2015(c)	787,691

		2,174,948

	REITs - Mortgage – 0.0%
10,000	Redwood Trust, Inc., 4.625%, 4/15/2018	9,588

	Technology – 1.9%
85,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	88,400
455,000	Ciena Corp., 3.750%, 10/15/2018, 144A	619,369
140,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	177,100
60,000	Novellus Systems, Inc., 2.625%, 5/15/2041(c)	142,688
129,000	Nuance Communications, Inc., 1.500%, 11/01/2035	133,273
180,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	293,062
300,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	398,812
217,000	SunEdison, Inc., 2.625%, 6/01/2023, 144A	219,713

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Technology – continued
$244,000	SunEdison, Inc., 3.375%, 6/01/2025, 144A	$252,082

		2,324,499

	Total Convertible Bonds (Identified Cost $6,431,151)	7,657,154

	Total Bonds and Notes (Identified Cost $101,171,026)	103,048,804

Senior Loans – 0.1%

	Chemicals – 0.1%
155,000	Chemours Co. (The), Term Loan B, 3.750%, 5/22/2022(b) (Identified Cost $154,238)	154,225

Shares

Preferred Stocks – 4.4%

Convertible Preferred Stocks – 3.7%

	Consumer Non-Cyclical Services – 0.8%
18,174	Tyson Foods, Inc., 4.750%	936,143

	Electric – 0.5%
4,143	Dominion Resources, Inc., Series B, 6.000%(c)	223,018
546	Dominion Resources, Inc., Series A, 6.125%	29,260
3,103	Dominion Resources, Inc., 6.375%(c)	144,910
4,388	NextEra Energy, Inc., 5.889%(c)	270,783

		667,971

	Metals & Mining – 0.9%
24,739	Alcoa, Inc., Series 1, 5.375%	977,932
5,370	ArcelorMittal, 6.000%	83,826

		1,061,758

	Midstream – 0.2%
393	Chesapeake Energy Corp., 5.750%	267,486
13	Chesapeake Energy Corp., 5.750%, 144A	8,848

		276,334

	Pharmaceuticals – 1.0%
1,174	Allergan PLC, Series A, 5.500%	1,223,989

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Diversified – 0.3%
475	Crown Castle International Corp., Series A, 4.500%	$49,020
6,009	Weyerhaeuser Co., Series A, 6.375%	312,468

		361,488

	REITs - Mortgage – 0.0%
554	iStar Financial, Inc., Series J, 4.500%	31,573

	Total Convertible Preferred Stocks (Identified Cost $4,736,736)	4,559,256

Non-Convertible Preferred Stocks – 0.7%

	Banking – 0.7%
4,733	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	125,188
402	Ally Financial, Inc., Series G, 7.000%, 144A	406,208
13,577	SunTrust Banks, Inc., Series E, 5.875%(c)	330,464

		861,860

	Total Non-Convertible Preferred Stocks (Identified Cost $799,602)	861,860

	Total Preferred Stocks (Identified Cost $5,536,338)	5,421,116

Common Stocks – 0.5%

	Automobiles – 0.5%
19,032	General Motors Co. (Identified Cost $622,719)	634,337

Warrants – 0.0%
1,657	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81 (g)(h)(i) (Identified Cost $0)	—

Principal Amount (‡)

Short-Term Investments – 9.6%
$662	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $662 on 7/01/2015 collateralized by $700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $713 including accrued interest(k)	662
11,532,536	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $11,532,539 on 7/01/2015 collateralized by $11,605,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $11,763,548 including accrued interest(k)	11,532,536
285,000	U.S. Treasury Bills, 0.056%, 8/06/2015(l)(m)	285,000

	Total Short-Term Investments (Identified Cost $11,818,182)	11,818,198

Description	Value (†)

Total Investments – 98.5% (Identified Cost $119,302,503)(a)	$121,076,680
Other assets less liabilities – 1.5%	1,826,489

Net Assets – 100.0%	$122,903,169

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared credit default swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $119,372,375 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,797,806
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,093,501)

Net unrealized appreciation	$1,704,305

At September 30, 2014, the Fund had a short-term capital loss carryforward of $460,542 which expires on September 30, 2018. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(d)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or swap agreements.
(e)	The issuer is making partial payments with respect to principal.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At June 30, 2015, the value of these securities amounted to $798,875 or 0.7% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $1,569,750 or 1.3% (includes illiquid securities) of net assets.
(i)	Non-income producing security.
(j)	Maturity has been extended under the terms of a plan of reorganization.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $39,323,417 or 32.0% of net assets.
ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Swap Agreements

The Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that the Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At June 30, 2015, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value	Market Value	Unrealized Appreciation (Depreciation)	Fees Receivable/ (Payable)
CDX.NA.HY* Series 23, 5-Year	5.00%	12/20/2019	3.07%	$6,790,000	$524,168	$16,763	$943

^	Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund is reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2015	36	$4,542,188	$42,948
30 Year U.S. Treasury Bond	9/21/2015	13	1,960,969	54,663

Total				$97,611

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$66,454	$242,535	(a)	$308,989
Airlines	—	2,834,960	446,056	(a)	3,281,016
Non-Agency Commercial Mortgage-Backed Securities	—	995,321	590,000	(a)	1,585,321
Retailers	—	1,370,344	306,422	(b)	1,676,766
Transportation Services	—	267,525	464,453	(b)	731,978
All Other Non-Convertible Bonds*	—	87,807,580	—		87,807,580

Total Non-Convertible Bonds	—	93,342,184	2,049,466		95,391,650

Convertible Bonds*	—	7,657,154	—		7,657,154

Total Bonds and Notes	—	100,999,338	2,049,466		103,048,804

Senior Loans*	—	154,225	—		154,225
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	276,334	—		276,334
REITs - Mortgage	—	31,573	—		31,573
All Other Convertible Preferred Stocks*	4,251,349	—	—		4,251,349

Total Convertible Preferred Stocks	4,251,349	307,907	—		4,559,256

Non-Convertible Preferred Stocks*	861,860	—	—		861,860

Total Preferred Stocks	5,113,209	307,907	—		5,421,116

Common Stocks*	634,337	—	—		634,337
Warrants**	—	—	—		—
Short-Term Investments	—	11,818,198	—		11,818,198

Total Investments	5,747,546	113,279,668	2,049,466		121,076,680

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	16,763	—	—		16,763
Futures Contracts (unrealized appreciation)	97,611	—	—		97,611

Total	$5,861,920	$113,279,668	$2,049,466		$121,191,054

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
**	Fair valued at zero using level 3 inputs.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

A preferred stock valued at $365,027 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$(1,513)	$250,000	$(5,952)	$—	$—	$242,535	$(1,513)
Airlines	936,830	—	30,303	(39,697)	—	(298,172)	—	(183,208)	446,056	(7,775)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	—	590,000	—	—	—	590,000	—

Retailers	306,228	891	—	(697)	—	—	—	—	306,422	(697)

Transportation Services	464,622	—	—	(169)	—	—	—	—	464,453	(169)
Convertible Bonds

Wirelines	6,963	—	(2,813)	2,233	—	(6,383)	—	—	—	—

Warrants	—	—	—	—	—	—	—	—	—	—

Total	$1,714,643	$891	$27,490	$(39,843)	$840,000	$(310,507)	$—	$(183,208)	$2,049,466	$(10,154)

A debt security valued at $183,208 was transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts and swap agreements.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2015, the Fund used futures contracts to manage duration.

The Fund seeks to achieve high current income. The Fund may use a number of derivative instruments for risk management or as part of their investment strategies. During the period ended June 30, 2015, the Fund used credit default swap agreements (as a protection seller) to gain investment exposure in accordance with its objective.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on futures contracts	Swap agreements at value	Total
Exchange-traded/cleared asset derivatives
Credit contracts	$—	$524,168	$524,168
Interest rate contracts	97,611	—	97,611

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of June 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$773,938	$773,938

Industry Summary at June 30, 2015 (Unaudited)

Independent Energy	7.6%
Technology	6.9
Healthcare	6.3
Finance Companies	5.4
Cable Satellite	4.4
Pharmaceuticals	4.4
Wireless	3.9
Midstream	3.8
Metals & Mining	3.5
Banking	3.4
Building Materials	3.2
Home Construction	2.7
Airlines	2.7
Electric	2.6
Wirelines	2.5
Automotive	2.3
ABS Home Equity	2.3
Other Investments, less than 2% each	21.0
Short-Term Investments	9.6

Total Investments	98.5
Other assets less liabilities (including swap agreements and futures contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 96.4% of Net Assets

	Treasuries – 96.4%
$857,005	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(b)	$782,821
1,232,356	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)(c)	1,315,540
1,866,004	U.S. Treasury Inflation Indexed Bond, 3.375%, 4/15/2032(b)	2,630,483
510,394	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2017(b)	517,332
7,643,126	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2019(b)	7,742,250
5,849,405	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2020(b)	5,896,475
3,842,700	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(b)	3,747,532
4,889,423	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(b)	4,795,834

	Total Bonds and Notes (Identified Cost $27,797,795)	27,428,267

Shares

Preferred Stocks – 0.4%

	Aerospace & Defense – 0.4%
2,100	United Technologies Corp., 7.500% (Identified Cost $105,000)	120,330

Principal Amount

Short-Term Investments – 4.3%
$1,217,038	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $1,217,038 on 7/01/2015 collateralized by $1,265,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $1,246,025 including accrued interest(d)	1,217,038
5,000	U.S. Treasury Bills, 0.015%, 9/10/15(e)(f)	5,000

	Total Short-Term Investments (Identified Cost $1,222,037)	1,222,038

	Total Investments – 101.1% (Identified Cost $29,124,832)(a)	28,770,635
	Other assets less liabilities – (1.1)%	(303,928)

	Net Assets – 100.0%	$28,466,707

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other swaptions not priced through an independent pricing service are valued based on prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $29,131,190 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,330
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(375,885)

Net unrealized depreciation	$(360,555)

At September 30, 2014, the Fund had a short-term capital loss carryforward of $410,895 with no expiration date and a long-term capital loss carryforward of $787,258 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Treasury Inflation Protected Security (TIPS).
(c)	All of this security has been designated to cover the Fund’s obligations under open futures contracts.

(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(e)	All of this security has been pledged as initial margin for open futures contracts.
(f)	Interest rate represents discount rate at time of purchase; not a coupon rate.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise such as liquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	9/30/2015	2	$238,516	$512

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$27,428,267	$—	$27,428,267
Preferred Stocks*	120,330	—	—	120,330
Short-Term Investments	—	1,222,038	—	1,222,038

Total Investments	120,330	28,650,305	—	28,770,635

Futures Contracts (unrealized appreciation)	512	—	—	512

Total	$120,842	$28,650,305	$—	$28,771,147

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contract to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended June 30, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$512

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$5,078	$5,078

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	96.4%
Aerospace & Defense	0.4
Short-Term Investments	4.3

Total Investments	101.1
Other assets less liabilities (including futures contracts)	(1.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 79.1% of Net Assets

Non-Convertible Bonds – 68.7%

	Aerospace & Defense – 2.3%
$3,220,000	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$3,429,300
345,000	Bombardier, Inc., 6.125%, 1/15/2023, 144A	306,187
135,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	105,925
2,175,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	2,044,500
900,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	864,000
5,200,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	5,590,000
2,610,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	2,166,300
625,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	618,750

		15,124,962

	Airlines – 3.2%
4,890,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	4,198,979
4,080,000	Air Canada, 7.750%, 4/15/2021, 144A	4,355,400
384,871	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	400,266
810,000	Allegiant Travel Co., 5.500%, 7/15/2019	816,075
435,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	450,042
258,300	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	283,639
45,526	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	48,554
62,825	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	64,000
252,415	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	289,647
385,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	391,152
1,150,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	1,198,875
302,761	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	323,573
1,315,210	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	1,515,780
268,097	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	302,949
1,472,744	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	1,498,517
2,175,538	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	2,229,927

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$1,750,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	$1,798,125
233,310	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	240,484
377,350	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	382,701

		20,788,685

	Automotive – 1.1%
1,000,000	American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	1,050,000
15,000	Ford Motor Co., 6.375%, 2/01/2029	17,696
95,000	Ford Motor Co., 6.625%, 2/15/2028	108,800
230,000	Ford Motor Co., 7.125%, 11/15/2025	280,998
40,000	Ford Motor Co., 7.500%, 8/01/2026	49,848
2,090,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,215,400
3,505,000	Lear Corp., 5.375%, 3/15/2024	3,557,575

		7,280,317

	Banking – 3.2%
2,700,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	818,050
915,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(b)	965,325
4,520,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	3,209,643
7,410,000	HBOS PLC, 6.000%, 11/01/2033, 144A	7,983,371
11,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	803,848
1,700,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(b)	1,691,500
160,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(b)	178,240
3,545,000	Royal Bank of Scotland Group PLC, 4.700%, 7/03/2018	3,663,204
105,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(b)	116,474
1,545,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(b)	1,718,136
85,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(b)	90,823

		21,238,614

	Brokerage – 0.5%
350,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	341,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$1,615,000	Jefferies Group LLC, 6.250%, 1/15/2036	$1,601,439
1,045,000	Jefferies Group LLC, 6.450%, 6/08/2027	1,134,591

		3,077,280

	Building Materials – 1.4%
4,325,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	3,503,250
670,000	Masco Corp., 6.500%, 8/15/2032	706,850
3,245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	3,455,925
1,225,000	Owens Corning, 7.000%, 12/01/2036	1,399,548

		9,065,573

	Cable Satellite – 1.0%
60,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	58,350
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	68,163
2,215,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	2,226,075
300,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	292,875
1,390,000	DISH DBS Corp., 5.000%, 3/15/2023	1,285,750
346,000	DISH DBS Corp., 5.875%, 11/15/2024	332,376
1,770,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	1,477,950
980,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	813,400
170,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	138,669

		6,693,608

	Chemicals – 2.5%
1,025,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	1,045,500
3,043,000	Hercules, Inc., 6.500%, 6/30/2029	2,769,130
2,564,000	Hexion, Inc., 7.875%, 2/15/2023(c)(h)	1,634,550
3,687,000	Hexion, Inc., 8.875%, 2/01/2018	3,327,517
3,190,000	Hexion, Inc., 9.000%, 11/15/2020	2,296,800
2,641,000	Hexion, Inc., 9.200%, 3/15/2021(c)(h)	1,908,123
1,405,000	INEOS Group Holdings S.A., 5.875%, 2/15/2019, 144A	1,412,025

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – continued
$2,330,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	$2,155,250

		16,548,895

	Construction Machinery – 0.3%
2,320,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,285,200

	Consumer Cyclical Services – 0.3%
135,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	141,750
1,902,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,921,020

		2,062,770

	Electric – 0.8%
455,000	AES Corp. (The), 5.500%, 3/15/2024	437,938
200,000	AES Corp. (The), 5.500%, 4/15/2025	190,500
1,423,000	DPL, Inc., 6.750%, 10/01/2019, 144A	1,511,937
340,000	Dynegy, Inc., 7.375%, 11/01/2022, 144A	356,150
665,000	Dynegy, Inc., 7.625%, 11/01/2024, 144A	703,238
1,100,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	1,145,412
1,000,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	1,071,002

		5,416,177

	Environmental – 0.1%
536,000	ADS Waste Holdings, Inc., 8.250%, 10/01/2020	554,760

	Finance Companies – 3.3%
1,000,000	AGFC Capital Trust I, (fixed rate to 1/15/2017, variable rate thereafter), 6.000%, 1/15/2067, 144A	745,000
250,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	175,967
970,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	677,003
3,035,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,069,789
240,000	International Lease Finance Corp., 4.625%, 4/15/2021	242,400
15,000	International Lease Finance Corp., 5.875%, 8/15/2022	16,200
60,000	International Lease Finance Corp., 6.250%, 5/15/2019	64,875
300,000	International Lease Finance Corp., 8.250%, 12/15/2020	356,250
3,980,000	iStar Financial, Inc., 4.875%, 7/01/2018	3,915,325

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$1,190,000		iStar Financial, Inc., 5.000%, 7/01/2019	$1,173,637
840,000		iStar Financial, Inc., 5.850%, 3/15/2017	862,050
1,984,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,929,440
885,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	922,612
815,000		Navient Corp., MTN, 6.125%, 3/25/2024	780,363
875,000		Navient LLC, MTN, 7.250%, 1/25/2022	923,125
115,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	114,569
4,550,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	3,685,500
1,040,000		Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	1,071,200
810,000		Springleaf Finance Corp., 5.250%, 12/15/2019	798,863
805,000		Springleaf Finance Corp., 8.250%, 10/01/2023	907,637

			21,431,805

		Food & Beverage – 0.4%
1,350,000		DS Services of America, Inc., 10.000%, 9/01/2021, 144A	1,579,500
1,236,000		Wells Enterprises, Inc., 6.750%, 2/01/2020, 144A	1,263,810

			2,843,310

		Government Guaranteed – 0.5%
4,720,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	3,455,723

		Government Owned - No Guarantee – 0.2%
900,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	695,610
75,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)	488,947

			1,184,557

		Healthcare – 4.8%
1,080,000		BioScrip, Inc., 8.875%, 2/15/2021	918,000
2,825,000		HCA, Inc., 5.875%, 5/01/2023	3,001,562
1,065,000		HCA, Inc., 7.050%, 12/01/2027	1,112,925
970,000		HCA, Inc., 7.500%, 12/15/2023	1,067,000
4,660,000		HCA, Inc., 7.500%, 11/06/2033	5,056,100
1,815,000		HCA, Inc., 7.690%, 6/15/2025	2,060,025

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$375,000	HCA, Inc., 8.360%, 4/15/2024	$442,500
945,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,044,225
1,550,000	HCA, Inc., MTN, 7.750%, 7/15/2036	1,650,750
2,475,000	Hologic, Inc., 5.250%, 7/15/2022, 144A	2,527,594
540,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	540,000
7,644,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	7,070,700
1,070,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	1,091,400
1,323,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	1,342,845
2,554,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,637,005

		31,562,631

	Home Construction – 1.1%
300,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	291,000
882,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	751,905
595,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	550,375
4,885,000	Lennar Corp., 4.500%, 6/15/2019	4,982,700
400,000	Pulte Group, Inc., 6.000%, 2/15/2035	389,000

		6,964,980

	Independent Energy – 5.3%
4,910,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	4,603,125
1,050,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	942,375
220,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	208,450
370,000	California Resources Corp., 5.000%, 1/15/2020	325,600
6,115,000	California Resources Corp., 5.500%, 9/15/2021	5,321,273
815,000	California Resources Corp., 6.000%, 11/15/2024	700,900
150,000	Chesapeake Energy Corp., 6.250%, 1/15/2017, (EUR)	175,171
6,350,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	6,150,292
500,000	Halcon Resources Corp., 9.750%, 7/15/2020	336,250
405,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	385,763

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$1,075,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)	$109
400,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)	4
830,000	QEP Resources, Inc., 5.250%, 5/01/2023	794,725
1,570,000	Rex Energy Corp., 6.250%, 8/01/2022	1,240,300
3,680,000	Rex Energy Corp., 8.875%, 12/01/2020	3,312,000
2,400,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,550,000
2,241,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	2,291,422
640,000	Sanchez Energy Corp., 6.125%, 1/15/2023	572,800
925,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	390,998
500,000	SM Energy Co., 5.000%, 1/15/2024	473,750
572,000	SM Energy Co., 6.125%, 11/15/2022, 144A	587,844
1,000,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	960,000
2,616,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	2,563,680

		34,886,831

	Industrial Other – 0.5%
635,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	625,475
1,845,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	1,180,800
1,340,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	1,427,100

		3,233,375

	Integrated Energy – 0.2%
1,075,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	768,625
625,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	453,125

		1,221,750

	Life Insurance – 1.2%
100,000	American International Group, Inc., 6.250%, 3/15/2087	110,129
457,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	605,068
4,400,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(b)	4,600,772
280,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	393,400

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – continued
$1,530,000	MetLife, Inc., 10.750%, 8/01/2069	$2,478,600

		8,187,969

	Local Authorities – 0.3%
2,095,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	1,768,017

	Media Entertainment – 0.4%
1,890,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	1,705,725
739,000	R.R. Donnelley & Sons Co., 7.625%, 6/15/2020	831,375

		2,537,100

	Metals & Mining – 4.2%
4,006,622	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(e)	2,363,907
500,000	AK Steel Corp., 7.625%, 10/01/2021	407,500
5,685,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	5,315,475
1,880,000	Barrick Gold Corp., 5.250%, 4/01/2042	1,683,241
540,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	237,600
439,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	320,470
945,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	800,888
4,330,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	4,140,562
3,460,000	Hecla Mining Co., 6.875%, 5/01/2021	3,274,025
535,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	576,463
1,860,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	1,990,200
800,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	778,000
2,020,000	United States Steel Corp., 6.650%, 6/01/2037	1,797,800
3,680,000	United States Steel Corp., 7.500%, 3/15/2022	3,781,200

		27,467,331

	Midstream – 1.4%
800,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	824,000
2,545,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	2,040,177
5,415,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	5,500,541

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$764,273	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	$771,916

		9,136,634

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
320,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(f)	325,921
1,440,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(h)	1,440,864

		1,766,785

	Oil Field Services – 2.3%
1,790,000	Basic Energy Services, Inc., 7.750%, 10/15/2022	1,414,100
3,255,000	FTS International, Inc., 6.250%, 5/01/2022	2,392,425
5,215,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A(c)(g)(h)	1,799,175
3,430,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(c)(g)(h)	1,183,350
250,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A(c)(g)(h)	87,187
1,330,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	438,900
3,072,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	998,400
5,235,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	4,188,000
4,675,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	2,945,250

		15,446,787

	Packaging – 1.0%
335,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.000%, 6/30/2021, 144A	334,163
4,050,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 8.250%, 2/15/2021	4,201,875
1,830,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,843,725
510,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	515,100

		6,894,863

	Property & Casualty Insurance – 0.7%
1,920,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(f)(g)	912,000
3,245,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(b)	3,391,025

		4,303,025

	Railroads – 0.4%
4,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(c)(f)(h)	2,369,055

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Railroads – continued
$314,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(h)	$292,852
30,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(c)(h)	29,760

		2,691,667

	REITs - Office Property – 0.1%
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	501,767

	Restaurants – 0.1%
405,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	659,424

	Retailers – 1.8%
450,000	Dillard’s, Inc., 7.000%, 12/01/2028	497,250
1,895,000	Dillard’s, Inc., 7.750%, 7/15/2026	2,193,462
125,000	Dillard’s, Inc., 7.750%, 5/15/2027	144,688
1,679,000	Foot Locker, Inc., 8.500%, 1/15/2022(h)	1,837,437
170,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	166,387
165,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	122,100
1,975,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	1,955,250
3,120,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	1,419,600
4,890,000	Toys R Us, Inc., 7.375%, 10/15/2018	3,606,375

		11,942,549

	Supermarkets – 3.4%
4,190,000	New Albertson’s, Inc., 7.450%, 8/01/2029	4,022,400
2,170,000	New Albertson’s, Inc., 7.750%, 6/15/2026	2,115,750
9,470,000	New Albertson’s, Inc., 8.000%, 5/01/2031	9,375,300
4,125,000	New Albertson’s, Inc., 8.700%, 5/01/2030	4,186,875
1,100,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	935,000
1,570,000	SUPERVALU, Inc., 7.750%, 11/15/2022	1,647,519

		22,282,844

	Supranational – 0.1%
4,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	329,947

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – 3.3%
$1,245,000		Advanced Micro Devices, Inc., 7.000%, 7/01/2024	$1,052,025
455,000		Advanced Micro Devices, Inc., 7.750%, 8/01/2020	395,850
10,465,000		Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	10,805,112
4,210,000		Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	4,336,300
3,420,000		Amkor Technology, Inc., 6.375%, 10/01/2022	3,462,750
12,000		Motorola Solutions, Inc., 6.625%, 11/15/2037	13,193
1,555,000		SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,605,538

			21,670,768

		Transportation Services – 0.8%
3,285,000		APL Ltd., 8.000%, 1/15/2024(c)(h)	2,759,400
620,344		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(h)	620,344
289,324		Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(g)(h)(i)	379,014
70,912		Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(h)	70,912
399,542		Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(g)(h)(i)	523,399
40,344		Atlas Air Pass Through Trust, Series 2000-1, Class C, 9.702%, 7/02/2011(g)(h)(i)	55,675
740,000		Teekay Corp., 8.500%, 1/15/2020	823,250

			5,231,994

		Treasuries – 7.9%
2,385,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	1,515,463
350,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(j)	165,529
270,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(j)	112,768
170,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(j)	71,862
325,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(j)	138,840
635,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(j)	265,573
1,540,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(j)	654,532
110,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	780,522
310,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	2,166,714
1,595,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	11,467,347

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
75,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	$568,509
490,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	3,991,859
15,955,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	11,587,109
1,575,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	227,490
1,590,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	215,844
2,260,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	326,528
4,170,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	1,410,968
48,865,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	257,583
24,750,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	132,881
50,205,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	281,055
15,285,000		U.S. Treasury Note, 0.375%, 3/31/2016	15,300,530

			51,639,506

		Wireless – 1.0%
29,970,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	1,826,707
4,085,000		Sprint Capital Corp., 6.875%, 11/15/2028	3,513,100
215,000		Sprint Capital Corp., 8.750%, 3/15/2032	209,087
605,000		Sprint Communications, Inc., 6.000%, 11/15/2022	552,819
235,000		Sprint Corp., 7.125%, 6/15/2024	217,986

			6,319,699

		Wirelines – 5.0%
300,000		CenturyLink, Inc., 7.650%, 3/15/2042	271,500
385,000		Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	369,600
2,595,000		Communications Sales & Leasing, Inc., 8.250%, 10/15/2023, 144A	2,549,587
1,120,000		Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	1,354,765
1,620,000		FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	1,684,800
1,570,000		Frontier Communications Corp., 6.875%, 1/15/2025	1,312,913
465,000		Frontier Communications Corp., 7.000%, 11/01/2025	409,781
4,351,000		Frontier Communications Corp., 7.875%, 1/15/2027	4,024,675

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$902,000	Frontier Communications Corp., 8.750%, 4/15/2022	$892,980
2,600,000	Frontier Communications Corp., 9.000%, 8/15/2031	2,366,000
1,160,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	1,151,300
1,375,000	Level 3 Financing, Inc., 5.375%, 8/15/2022	1,388,750
200,000	Oi S.A., 5.750%, 2/10/2022, 144A	173,250
900,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	933,129
2,100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	2,381,804
800,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	786,000
1,385,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	1,488,875
5,332,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	5,491,960
645,000	Qwest Corp., 7.250%, 9/15/2025	729,663
1,407,000	Qwest Corp., 7.250%, 10/15/2035	1,442,109
1,827,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,777,872
140,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	143,500

		33,124,813

	Total Non-Convertible Bonds (Identified Cost $453,625,975)	450,825,292

Convertible Bonds – 9.9%

	Building Materials – 1.8%
770,000	KB Home, 1.375%, 2/01/2019	749,306
2,295,000	Lennar Corp., 3.250%, 11/15/2021, 144A	5,010,272
3,510,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	3,387,150
2,050,000	Standard Pacific Corp., 1.250%, 8/01/2032	2,493,313

		11,640,041

	Consumer Cyclical Services – 0.1%
435,000	Jarden Corp., 1.125%, 3/15/2034	506,503

	Consumer Products – 0.6%
390,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	430,219
3,080,000	Iconix Brand Group, Inc., 2.500%, 6/01/2016	3,158,925

		3,589,144

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Diversified Manufacturing – 0.4%
$2,315,000	Trinity Industries, Inc., 3.875%, 6/01/2036	$2,929,922

	Healthcare – 0.3%
1,325,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(j)	1,747,344

	Media Entertainment – 0.3%
1,990,000	Rovi Corp., 0.500%, 3/01/2020, 144A	1,818,362

	Midstream – 1.3%
5,585,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	4,844,987
3,395,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	3,216,763
695,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	688,050

		8,749,800

	Pharmaceuticals – 0.4%
225,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	346,781
310,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	493,675
660,000	Illumina, Inc., 0.250%, 3/15/2016	1,720,950
65,000	Omnicare, Inc., 3.750%, 12/15/2025	230,141

		2,791,547

	Property & Casualty Insurance – 1.5%
2,145,000	Jefferies Group LLC, 3.875%, 11/01/2029	2,189,241
6,533,000	Old Republic International Corp., 3.750%, 3/15/2018	7,713,023

		9,902,264

	Technology – 3.2%
7,895,000	Ciena Corp., 0.875%, 6/15/2017	7,924,606
4,140,000	Ciena Corp., 3.750%, 10/15/2018, 144A	5,635,575
3,595,000	Intel Corp., 3.250%, 8/01/2039	5,468,894
830,000	JDS Uniphase Corp., 0.625%, 8/15/2033	814,956
43,844	Liberty Media LLC, 3.500%, 1/15/2031	38,719
989,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,021,760

		20,904,510

	Total Convertible Bonds (Identified Cost $51,480,135)	64,579,437

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – 0.5%

	District of Columbia – 0.1%
$540,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	$683,122

	Puerto Rico – 0.4%
4,260,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	2,875,500

	Total Municipals (Identified Cost $4,089,489)	3,558,622

	Total Bonds and Notes (Identified Cost $509,195,599)	518,963,351

Loan Participations – 0.1%

	ABS Other – 0.1%
726,562	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(c)(f)(h)(k) (Identified Cost $732,012)	732,011

Senior Loans – 2.3%

	Chemicals – 0.4%
546,312	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(f)	544,777
235,214	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(f)	233,351
1,610,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(f)	1,610,000

		2,388,128

	Diversified Manufacturing – 0.4%
516,378	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(f)	415,685
2,562,682	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(f)	2,127,026

		2,542,711

	Finance Companies – 0.5%
2,936,582	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(f)	3,039,362

	Financial Other – 0.1%
738,150	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(f)	738,150

	Media Entertainment – 0.0%
47,648	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	28,231

	Oil Field Services – 0.1%
436,364	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(f)	349,091
158,788	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(f)	142,777

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

Oil Field Services – continued
$95,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(f)	$80,779

	Total Oil Field Services (Identified Cost $654,367)	572,647

	Other Utility – 0.1%
392,000	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	391,020
325,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	320,125
21,038	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	20,985

		732,130

	Property & Casualty Insurance – 0.0%
158,400	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(f)	135,432

	Retailers – 0.1%
548,710	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(f)	546,998
321,362	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(f)	305,094

		852,092

	Supermarkets – 0.3%
1,199,655	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(f)	1,200,902
900,355	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	901,382

		2,102,284

	Technology – 0.0%
128,399	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(f)	117,806

	Transportation Services – 0.0%
175,021	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(f)	174,913

	Wirelines – 0.3%
733,125	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	738,396
727,450	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(f)	728,542
532,532	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(f)	528,096

		1,995,034

	Total Senior Loans (Identified Cost $15,549,045)	15,418,920

Shares	Description	Value (†)

Common Stocks – 12.3%

	Airlines – 0.4%
52,244	United Continental Holdings, Inc.(g)	$2,769,455

	Automobiles – 2.0%
876,900	Ford Motor Co.	13,162,269

	Chemicals – 1.7%
156,958	Dow Chemical Co. (The)	8,031,541
26,219	PPG Industries, Inc.	3,007,844

		11,039,385

	Containers & Packaging – 0.1%
40,621	Owens-Illinois, Inc.(g)	931,846

	Diversified Telecommunication Services – 0.3%
2,627	Hawaiian Telcom Holdco, Inc.(g)	68,565
117,962	Telefonica S.A., Sponsored ADR	1,675,060

		1,743,625

	Electronic Equipment, Instruments & Components – 3.4%
1,119,766	Corning, Inc.	22,092,983

	Food Products – 0.0%
3,100	ConAgra Foods, Inc.	135,532

	Household Durables – 0.0%
6,775	KB Home	112,465

	Multi-Utilities – 0.1%
10,224	CMS Energy Corp.	325,532

	Oil, Gas & Consumable Fuels – 0.5%
2,846	Chesapeake Energy Corp.	31,790
82,985	Repsol YPF S.A., Sponsored ADR	1,460,536
33,796	Royal Dutch Shell PLC, ADR	1,926,710
7,275	SandRidge Energy, Inc.(g)	6,380

		3,425,416

	Pharmaceuticals – 0.7%
64,900	Bristol-Myers Squibb Co.	4,318,446

	REITs - Apartments – 0.0%
6,185	Apartment Investment & Management Co., Class A	228,412

	REITs - Shopping Centers – 0.0%
7,868	DDR Corp.	121,639

	Semiconductors & Semiconductor Equipment – 2.8%
603,280	Intel Corp.	18,348,761

	Trading Companies & Distributors – 0.3%
20,913	United Rentals, Inc.(g)	1,832,397

	Total Common Stocks (Identified Cost $56,001,204)	80,588,163

Shares	Description	Value (†)

Preferred Stocks – 2.2%

Convertible Preferred Stocks – 1.7%

	Banking – 0.0%
138	Wells Fargo & Co., Series L, Class A, 7.500%	$162,150

	Communications – 0.0%
191	Cincinnati Bell, Inc., 6.750%	9,365

	Electric – 0.1%
17,119	AES Trust III, 6.750%	870,501

	Energy – 0.5%
54,200	El Paso Energy Capital Trust I, 4.750%	3,023,818
3,848	SandRidge Energy, Inc., 7.000%	81,770

		3,105,588

	Metals & Mining – 0.3%
129,203	ArcelorMittal, 6.000%	2,016,859
7,229	Cliffs Natural Resources, Inc., 7.000%	32,169

		2,049,028

	Midstream – 0.5%
12,537	Chesapeake Energy Corp., 5.000%	962,214
3,000	Chesapeake Energy Corp., 5.750%, 144A	2,041,875
190	Chesapeake Energy Corp., Series A, 5.750%, 144A	128,043

		3,132,132

	REITs - Diversified – 0.3%
15	Crown Castle International Corp., Series A, 4.500%	1,548
35,615	Weyerhaeuser Co., Series A, 6.375%	1,851,980

		1,853,528

	Total Convertible Preferred Stocks (Identified Cost $12,376,970)	11,182,292

Non-Convertible Preferred Stocks – 0.5%

	Banking – 0.1%
18,000	Bank of America Corp., 6.375%	452,520
7,075	Countrywide Capital IV, 6.750%	179,422

		631,942

	Finance Companies – 0.1%
5,300	iStar Financial, Inc., Series F, 7.800%	130,645

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	Finance Companies – continued
2,575	iStar Financial, Inc., Series G, 7.650%	$63,422
12,475	SLM Corp., Series A, 6.970%	620,631

		814,698

	Home Construction – 0.2%
96,887	Hovnanian Enterprises, Inc., 7.625%(g)	1,296,348

	REITs - Warehouse/Industrials – 0.1%
3,363	ProLogis, Inc., Series Q, 8.540%	222,589

	Total Non-Convertible Preferred Stocks (Identified Cost $1,932,685)	2,965,577

	Total Preferred Stocks (Identified Cost $14,309,655)	14,147,869

Warrants – 0.0%
34,303	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(c)(g)(h) (Identified Cost $0)	—

	Total Warrants (Identified Cost $—)	—

Principal Amount (‡)

Short-Term Investments – 4.3%
92,487	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $92,487 on 7/01/2015 collateralized by $92,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $94,370 including accrued interest(l)	92,487
28,287,119	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $28,287,127 on 7/01/2015 collateralized by $29,295,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $28,855,575 including accrued interest(l)	28,287,119

	Total Short-Term Investments (Identified Cost $28,379,606)	28,379,606

	Total Investments – 100.3% (Identified Cost $624,167,121)(a)	658,229,920
	Other assets less liabilities – (0.3)%	(2,106,405)

	Net Assets – 100.0%	$656,123,515

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $624,844,965 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$79,436,225
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(46,051,270)

Net unrealized appreciation	$33,384,955

(b)	Perpetual bond with no specified maturity date.
(c)	Illiquid security. At June 30, 2015, the value of these securities amounted to $14,236,327 or 2.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2015, interest payments were made in additional debt securities.
(f)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(g)	Non-income producing security.
(h)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $17,723,108 or 2.7% (includes illiquid securities) of net assets.
(i)	Maturity has been extended under the terms of a plan of reorganization.
(j)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(k)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $152,422,474 or 23.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Airlines	$—	$18,299,353	$2,489,332	(a)	$20,788,685
Non-Agency Commercial Mortgage-Backed Securities	—	325,921	1,440,864	(a)	1,766,785
Retailers	—	10,105,112	1,837,437	(b)	11,942,549
Transportation Services	—	3,582,650	1,649,344	(b)	5,231,994
All Other Non-Convertible Bonds*	—	411,095,279	—		411,095,279

Total Non-Convertible Bonds	—	443,408,315	7,416,977		450,825,292

Convertible Bonds*	—	64,579,437	—		64,579,437
Municipals*	—	3,558,622	—		3,558,622

Total Bonds and Notes	—	511,546,374	7,416,977		518,963,351

Loan Participations*	—	—	732,011	(a)	732,011
Senior Loans*	—	15,418,920	—		15,418,920
Common Stocks*	80,588,163	—	—		80,588,163
Preferred Stocks
Convertible Preferred Stocks
Energy	3,023,818	81,770	—		3,105,588
Midstream	—	3,004,089	128,043	(a)	3,132,132
All Other Convertible Preferred Stocks*	4,944,572	—	—		4,944,572

Total Convertible Preferred Stocks	7,968,390	3,085,859	128,043		11,182,292

Non-Convertible Preferred Stocks
REITs - Warehouse/Industrials	—	222,589	—		222,589
All Other Non-Convertible Preferred Stocks*	2,742,988	—	—		2,742,988

Total Non-Convertible Preferred Stocks	2,742,988	222,589	—		2,965,577

Total Preferred Stocks	10,711,378	3,308,448	128,043		14,147,869

Warrants	—	—	—	(c)	—
Short-Term Investments	—	28,379,606	—		28,379,606

Total Investments	91,299,541	558,653,348	8,277,031		658,229,920

Total	$91,299,541	$558,653,348	$8,277,031		$658,229,920

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued at zero using level 3 inputs.

Preferred stocks valued at $1,094,926 were transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, these securities were valued at the last sale price. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

A preferred stock valued at $9,138 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2013 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
Airlines	$11,705,083	$1,599	$14,005	$(88,608)	$—	$(3,400,405)	$—	$(5,742,342)	$2,489,332	$(19,684)
Metals & Mining	4,221,700	23,313	1,048	1,348,480	—	(5,594,541)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	864	1,440,000	—	—	—	1,440,864	864
Retailers	1,836,274	13,332	—	(12,169)	—	—	—	—	1,837,437	(12,169)
Transportation Services	1,696,418	—	10,134	(22,574)	—	(34,634)	—	—	1,649,344	(11,920)
Convertible Bonds
Wirelines	2,529	—	(1,024)	816	—	(2,321)	—	—	—	—
Loan Participations

ABS Other	755,145	—	(151)	(2,801)	—	(20,182)	—	—	732,011	(2,725)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(82,738)	—	—	210,781	—	128,043	(82,738)
Warrants	—	—	—	—	—	—	—	—	—	—

Total	$20,217,149	$38,244	$24,012	$1,141,270	$1,440,000	$(9,052,083)	$210,781	$(5,742,342)	$8,277,031	$(128,372)

A preferred stock valued at $210,781 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $5,742,342 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	7.9%
Technology	6.5
Wirelines	5.3
Independent Energy	5.3
Healthcare	5.1
Chemicals	4.6
Metals & Mining	4.5
Finance Companies	3.9
Supermarkets	3.7
Airlines	3.6
Electronic Equipment, Instruments & Components	3.4
Banking	3.3
Midstream	3.2
Building Materials	3.2
Semiconductors & Semiconductor Equipment	2.8
Oil Field Services	2.4
Aerospace & Defense	2.3
Property & Casualty Insurance	2.2
Automobiles	2.0
Other Investments, less than 2% each	20.8
Short-Term Investments	4.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 97.4% of Net Assets

Non-Convertible Bonds – 97.1%

	ABS Car Loan – 10.6%
$195,000	Ally Master Owner Trust, Series 2014-1, Class A2, 1.290%, 1/15/2019	$195,345
100,000	AmeriCredit Automobile Receivables Trust, Series 2014-1, Class B, 1.680%, 7/08/2019	99,912
185,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	185,010
200,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	200,865
165,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	166,315
190,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	189,877
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	211,379
164,234	California Republic Auto Receivables Trust, Series 2013-2, Class A2, 1.230%, 3/15/2019	164,614
115,000	California Republic Auto Receivables Trust, Series 2014-1, Class A3, 0.850%, 5/15/2018	115,057
265,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	265,830
155,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	155,496
175,000	Capital Auto Receivables Asset Trust, Series 2014-3, Class A3, 1.480%, 11/20/2018	175,737
415,000	Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.610%, 6/20/2019	415,198
595	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	595
29,411	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	29,372
348,125	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A	347,475
105,000	CarMax Auto Owner Trust, Series 2013-4, Class A3, 0.800%, 7/16/2018	104,994
100,000	CarMax Auto Owner Trust, Series 2014-1, Class A3, 0.790%, 10/15/2018	99,861
75,376	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	75,488
196,536	CPS Auto Receivables Trust, Series 2014-C, Class A, 1.310%, 2/15/2019, 144A	196,506
465,000	CPS Auto Receivables Trust, Series 2015-A, Class B, 2.790%, 2/16/2021, 144A	470,461
250,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	250,899
345,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	346,134
275,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	276,889
360,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	360,051

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Car Loan – continued
$120,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	$119,988
155,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	155,889
64,237	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A	64,240
275,000	Fifth Third Auto Trust, Series 2014-3, Class A3, 0.960%, 3/15/2019	274,445
210,000	First Investors Auto Owner Trust, Series 2013-3A, Class A3, 1.440%, 10/15/2019, 144A	210,466
100,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	100,143
80,202	Flagship Credit Auto Trust, Series 2013-1, Class A, 1.320%, 4/16/2018, 144A	80,270
115,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	116,422
230,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	232,545
595,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	597,014
48,456	Prestige Auto Receivables Trust, Series 2014-1A, Class A2, 0.970%, 3/15/2018, 144A	48,494
335,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	334,929
160,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	160,213
330,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	333,255
375,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	374,463
175,000	Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.740%, 1/15/2021	175,534
78,388	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	78,419
200,000	SMART Trust/Australia, Series 2013-1US, Class A4A, 1.050%, 10/14/2018	200,071
260,000	SMART Trust/Australia, Series 2013-2US, Class A4A, 1.180%, 2/14/2019	259,350
370,000	World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.140%, 1/15/2020	369,396

		9,384,906

	ABS Credit Card – 2.0%
485,000	Bank of America Credit Card Trust, Series 2015-A2, Class A, 1.360%, 9/15/2020	483,356
415,000	Barclays Dryrock Issuance Trust, Series 2014-3, Class A, 2.410%, 7/15/2022	422,583
260,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.880%, 1/23/2023	267,746
560,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	582,037

		1,755,722

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – 1.5%
$229,704	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A(b)	$228,467
44,713	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.805%, 7/25/2021(b)(c)	43,604
27,478	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	27,983
260,000	Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M2, 2.587%, 1/25/2025(b)	261,635
250,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.037%, 10/25/2027(b)	245,734
70,893	RBSSP Resecuritization Trust, Series 2010-3, Class 9A1, 5.500%, 2/26/2035, 144A	72,854
347,205	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060	344,933
138,182	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 2.652%, 6/25/2035(b)	139,105

		1,364,315

	ABS Other – 3.2%
116,186	Ascentium Equipment Receivables LLC, Series 2014-1A, Class A2, 1.040%, 1/10/2017, 144A	116,143
108,230	CCG Receivables Trust, Series 2014-1, Class A2, 1.060%, 11/15/2021, 144A	108,306
134,663	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	135,173
63,368	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	62,773
157,433	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	157,251
445,000	John Deere Owner Trust, Series 2014-B, Class A4, 1.500%, 6/15/2021	446,390
230,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	231,221
385,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	390,471
430,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	430,301
200,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	200,250
238,333	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	239,479
93,043	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	93,659
235,417	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	237,353

		2,848,770

	ABS Student Loan – 1.5%
550,000	North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 1.056%, 7/25/2025(b)	553,223
274,563	SoFi Professional Loan Program LLC, Series 2015-A, Class A2, 2.420%, 3/25/2030, 144A	274,669

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Student Loan – continued
$524,715	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.277%, 7/25/2025(b)	$527,664

		1,355,556

	Aerospace & Defense – 0.7%
135,000	Embraer Netherlands Finance Corp., 5.050%, 6/15/2025	134,663
435,000	Precision Castparts Corp., 3.250%, 6/15/2025	429,472
60,000	Rockwell Collins, Inc., 0.636%, 12/15/2016(b)	59,977

		624,112

	Agency Commercial Mortgage-Backed Securities – 7.5%
725,000	FHLMC Multifamily Structured Pass Through Certificates, Series K013, Class A2, 3.974%, 1/25/2021	789,441
570,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023	597,174
785,000	FHLMC Multifamily Structured Pass Through Certificates, Series K042, Class A2, 2.670%, 12/25/2024	770,750
420,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	432,119
1,035,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	1,054,548
360,000	FHLMC Multifamily Structured Pass Through Certificates, Series K709, Class A2, 2.086%, 3/25/2019	366,159
1,460,000	FHLMC Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.883%, 5/25/2019	1,473,060
1,135,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	1,136,865
71,301	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.537%, 4/25/2019(b)	71,010

		6,691,126

	Airlines – 0.6%
100,934	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	115,317
430,000	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029, 144A	425,163

		540,480

	Automotive – 0.9%
435,000	Daimler Finance North America LLC, 2.450%, 5/18/2020, 144A	432,190
265,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	260,425
115,000	Magna International, Inc., 3.625%, 6/15/2024	113,258

		805,873

	Banking – 13.9%
230,000	American Express Credit Corp., 1.125%, 6/05/2017	229,134
115,000	Bank of America Corp., 6.000%, 9/01/2017	125,139

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$205,000	Bank of America Corp., MTN, 1.351%, 3/22/2018(b)	$206,866
55,000	Bank of Montreal, MTN, 1.400%, 9/11/2017	55,177
390,000	Barclays PLC, 2.875%, 6/08/2020	385,507
220,000	Barclays PLC, 3.650%, 3/16/2025	208,408
330,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	373,833
130,000	BNP Paribas S.A., 5.000%, 1/15/2021	143,622
425,000	BNZ International Funding Ltd., 1.900%, 2/26/2018, 144A	425,956
445,000	Citigroup, Inc., 4.400%, 6/10/2025	443,342
430,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	447,332
485,000	Credit Suisse/New York NY, 1.700%, 4/27/2018	481,620
415,000	Credit Suisse/New York NY, 1.750%, 1/29/2018	413,387
250,000	Deutsche Bank AG, 1.875%, 2/13/2018	249,235
290,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/2018	318,792
430,000	HSBC USA, Inc., 1.700%, 3/05/2018	428,817
330,000	HSBC USA, Inc., 2.250%, 6/23/2019	327,438
185,000	HSBC USA, Inc., 2.375%, 11/13/2019	184,528
430,000	JPMorgan Chase & Co., 2.750%, 6/23/2020	430,458
275,000	JPMorgan Chase & Co., 6.000%, 1/15/2018	302,911
425,000	JPMorgan Chase & Co., Series H, MTN, 1.700%, 3/01/2018	423,683
445,000	Lloyds Bank PLC, 1.750%, 3/16/2018	445,044
595,000	Macquarie Bank Ltd., 1.600%, 10/27/2017, 144A	594,731
130,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	146,859
245,000	Merrill Lynch & Co., Inc., Series C, GMTN, 6.400%, 8/28/2017	268,627
460,000	Mizuho Bank Ltd., 1.800%, 3/26/2018, 144A	459,011
650,000	Morgan Stanley, 2.800%, 6/16/2020	650,767
535,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	600,300
330,000	Royal Bank of Canada, 1.250%, 6/16/2017	330,634

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$355,000	Royal Bank of Canada, 1.400%, 10/13/2017	$355,950
305,000	Santander Bank NA, 2.000%, 1/12/2018	304,956
40,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	40,997
275,000	Societe Generale S.A., 5.000%, 1/17/2024, 144A	275,373
480,000	Standard Chartered PLC, 3.200%, 4/17/2025, 144A	453,662
435,000	UBS AG, MTN, 2.350%, 3/26/2020	431,972
210,000	Wells Fargo & Co., 3.000%, 2/19/2025	201,125
150,000	Wells Fargo & Co., (Step to 3.676% on 6/15/2016), 3.676%, 6/15/2016(d)	154,085

		12,319,278

	Brokerage – 0.1%
55,000	Ameriprise Financial, Inc., 3.700%, 10/15/2024	56,207

	Building Materials – 0.0%
30,000	Masco Corp., 7.125%, 3/15/2020	34,800

	Cable Satellite – 0.7%
115,000	Comcast Corp., 3.375%, 8/15/2025	113,483
170,000	Cox Enterprises, Inc., 7.375%, 7/15/2027, 144A	204,248
325,000	NBCUniversal Enterprise, Inc., 0.812%, 4/15/2016, 144A(b)	325,932

		643,663

	Chemicals – 0.6%
105,000	Agrium, Inc., 3.375%, 3/15/2025	99,835
120,000	Albemarle Corp., 3.000%, 12/01/2019	120,233
110,000	Chevron Phillips Chemical Co., 2.450%, 5/01/2020, 144A	109,297
140,000	Eastman Chemical Co., 4.500%, 1/15/2021	151,440
90,000	Methanex Corp., 3.250%, 12/15/2019	90,549

		571,354

	Collateralized Mortgage Obligations – 1.8%
298,490	Government National Mortgage Association, Series 2014-H14, Class FA, 0.682%, 7/20/2064(b)	297,630
209,000	Government National Mortgage Association, Series 2014-H15, Class FA, 0.682%, 7/20/2064(b)	209,676
748,239	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	749,431

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Collateralized Mortgage Obligations – continued
$140,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	$143,643
215,663	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.635%, 10/07/2020(b)	216,759

		1,617,139

	Consumer Cyclical Services – 1.1%
425,000	Alibaba Group Holding Ltd., 2.500%, 11/28/2019, 144A	420,361
350,000	eBay, Inc., 2.600%, 7/15/2022	325,106
30,000	Western Union Co. (The), 2.375%, 12/10/2015	30,179
75,000	Western Union Co. (The), 3.350%, 5/22/2019	76,945
130,000	Western Union Co. (The), 3.650%, 8/22/2018	135,161

		987,752

	Diversified Manufacturing – 0.9%
305,000	Fortune Brands Home & Security, Inc., 3.000%, 6/15/2020	305,321
430,000	Siemens Financieringsmaatschappij NV, 2.150%, 5/27/2020, 144A	424,638
90,000	Snap-On, Inc., 4.250%, 1/15/2018	95,911

		825,870

	Electric – 2.9%
220,000	Delmarva Power & Light Co., 3.500%, 11/15/2023	224,500
260,000	Dominion Resources, Inc., 1.950%, 8/15/2016	262,011
120,000	Duke Energy Indiana, Inc., 0.626%, 7/11/2016(b)	120,085
145,000	Duke Energy Progress, Inc., 0.479%, 3/06/2017(b)	144,699
305,000	Exelon Corp., 2.850%, 6/15/2020	306,770
200,000	Exelon Generation Co. LLC, 2.950%, 1/15/2020	200,692
130,000	Exelon Generation Co. LLC, 4.250%, 6/15/2022	133,068
295,000	Georgia Power Co., 0.606%, 3/15/2016(b)	294,710
220,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	219,450
285,000	Pacific Gas & Electric Co., 3.500%, 6/15/2025	284,485
130,000	Puget Energy, Inc., 3.650%, 5/15/2025, 144A	127,236
305,000	Southern Co. (The), 2.750%, 6/15/2020	305,736

		2,623,442

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – 0.7%
$80,000	FS Investment Corp., 4.250%, 1/15/2020	$80,867
255,000	FS Investment Corp., 4.750%, 5/15/2022	249,433
280,000	International Lease Finance Corp., 2.236%, 6/15/2016(b)	279,650

		609,950

	Food & Beverage – 1.2%
10,000	Anheuser-Busch Cos. LLC, 5.000%, 3/01/2019	11,016
350,000	Coca-Cola Co. (The), 3.300%, 9/01/2021	366,861
435,000	H.J. Heinz Co., 2.800%, 7/02/2020, 144A	435,338
240,000	PepsiCo, Inc., 2.750%, 4/30/2025	229,363

		1,042,578

	Government Owned - No Guarantee – 0.6%
55,000	Ecopetrol S.A., 4.125%, 1/16/2025	50,754
220,000	Ecopetrol S.A., 5.875%, 9/18/2023	231,000
215,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	206,787
50,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	49,542

		538,083

	Healthcare – 2.1%
46,000	Agilent Technologies, Inc., 6.500%, 11/01/2017	50,789
75,000	Baxter International, Inc., 1.850%, 1/15/2017	75,502
435,000	Boston Scientific Corp., 3.850%, 5/15/2025	422,059
280,000	Express Scripts Holding Co., 3.125%, 5/15/2016	284,600
205,000	Life Technologies Corp., 6.000%, 3/01/2020	230,597
330,000	McKesson Corp., 3.250%, 3/01/2016	334,979
40,000	Quest Diagnostics, Inc., 4.700%, 4/01/2021	43,259
105,000	Quest Diagnostics, Inc., 4.750%, 1/30/2020	114,326
285,000	Stryker Corp., 2.000%, 9/30/2016	288,080

		1,844,191

	Hybrid ARMs – 0.4%
86,935	FHLMC, 2.381%, 1/01/2035(b)	92,845

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Hybrid ARMs – continued
$263,782	FHLMC, 2.662%, 5/01/2036(b)	$283,325

		376,170

	Independent Energy – 1.3%
100,000	Anadarko Petroleum Corp., 5.950%, 9/15/2016	105,491
110,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	120,715
265,000	ConocoPhillips Co., 3.350%, 11/15/2024	262,230
200,000	Encana Corp., 6.500%, 5/15/2019	227,060
115,000	Newfield Exploration Co., 5.750%, 1/30/2022	116,725
295,000	Occidental Petroleum Corp., 1.750%, 2/15/2017	297,671

		1,129,892

	Industrial Other – 0.5%
440,000	Hutchison Whampoa International 14 Ltd., 1.625%, 10/31/2017, 144A	438,680

	Integrated Energy – 0.5%
160,000	BP Capital Markets PLC, 3.062%, 3/17/2022	159,583
110,000	BP Capital Markets PLC, 4.500%, 10/01/2020	120,326
165,000	Total Capital International S.A., 2.750%, 6/19/2021	166,440

		446,349

	Life Insurance – 2.2%
185,000	AIG Global Funding, 1.650%, 12/15/2017, 144A	185,266
415,000	New York Life Global Funding, 1.450%, 12/15/2017, 144A	414,689
425,000	New York Life Global Funding, 1.950%, 2/11/2020, 144A	418,695
320,000	Prudential Financial, Inc., 3.500%, 5/15/2024	316,349
505,000	Reliance Standard Life Global Funding II, 2.375%, 5/04/2020, 144A	500,052
70,000	Unum Group, 5.625%, 9/15/2020	78,768

		1,913,819

	Media Entertainment – 1.2%
215,000	Scripps Networks Interactive, Inc., 3.950%, 6/15/2025	211,148
225,000	Time Warner, Inc., 3.550%, 6/01/2024	219,425
380,000	Time Warner, Inc., 3.600%, 7/15/2025	369,619

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – continued
$215,000	Time Warner, Inc., 4.875%, 3/15/2020	$234,610

		1,034,802

	Metals & Mining – 1.9%
140,000	Alcoa, Inc., 6.750%, 7/15/2018	154,898
145,000	Allegheny Technologies, Inc., 5.950%, 1/15/2021	146,813
280,000	Barrick North America Finance LLC, 4.400%, 5/30/2021	286,022
370,000	Freeport-McMoRan, Inc., 2.300%, 11/14/2017	368,860
305,000	Glencore Funding LLC, 2.125%, 4/16/2018, 144A	302,706
35,000	Reliance Steel & Aluminum Co., 4.500%, 4/15/2023	34,431
5,000	Rio Tinto Finance USA Ltd., 3.500%, 11/02/2020	5,209
60,000	Rio Tinto Finance USA Ltd., 3.750%, 9/20/2021	62,179
135,000	Rio Tinto Finance USA PLC, 3.500%, 3/22/2022	136,156
40,000	Teck Resources Ltd., 4.500%, 1/15/2021	38,398
165,000	Teck Resources Ltd., 4.750%, 1/15/2022	153,309

		1,688,981

	Midstream – 2.2%
130,000	DCP Midstream Operating LP, 4.950%, 4/01/2022	128,204
285,000	Energy Transfer Partners LP, 2.500%, 6/15/2018	285,434
140,000	Energy Transfer Partners LP, 4.650%, 6/01/2021	143,688
280,000	Enterprise Products Operating LLC, 1.250%, 8/13/2015	280,132
275,000	Kinder Morgan Energy Partners LP, 4.150%, 3/01/2022	275,440
300,000	National Fuel Gas Co., 5.200%, 7/15/2025	304,095
120,000	NiSource Finance Corp., 6.125%, 3/01/2022	138,619
175,000	Questar Corp., 2.750%, 2/01/2016	176,998
225,000	Williams Partners LP, 5.250%, 3/15/2020	244,561

		1,977,171

	Mortgage Related – 5.6%
8,435	FHLMC, 3.000%, 10/01/2026	8,747
941	FHLMC, 6.500%, 1/01/2024	1,077

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mortgage Related – continued
$150	FHLMC, 8.000%, 7/01/2025	$175
303	FNMA, 6.000%, 9/01/2021	315
50	FNMA, 7.500%, 6/01/2016	51
281,674	GNMA, 4.312%, 2/20/2063	307,351
554,097	GNMA, 4.356%, 2/20/2063	602,500
229,268	GNMA, 4.496%, 10/20/2062	249,849
507,762	GNMA, 4.500%, 4/20/2063	555,604
292,310	GNMA, 4.505%, 4/20/2063	320,005
333,258	GNMA, 4.514%, 5/20/2062	360,705
313,592	GNMA, 4.520%, 5/20/2062	337,920
286,611	GNMA, 4.549%, 3/20/2063	314,180
316,559	GNMA, 4.560%, 3/20/2062	341,265
208,152	GNMA, 4.567%, 7/20/2062	226,210
341,236	GNMA, 4.575%, 2/20/2063	372,947
243,290	GNMA, 4.604%, 6/20/2062	263,962
2,922	GNMA, 6.500%, 12/15/2023	3,333
516	GNMA, 8.500%, 9/15/2022	525
1,697	GNMA, 9.500%, 1/15/2019	1,846
687,156	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	692,297

		4,960,864

	Non-Agency Commercial Mortgage-Backed Securities – 10.1%
34,132	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	36,036
95,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	96,781
295,000	Commercial Mortgage Pass Through Certificates, Series 2013-CR8, Class A5, 3.612%, 6/10/2046(b)	307,230
95,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	98,910
260,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class A2, 2.928%, 2/10/2047	268,292
230,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	241,319

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$535,000	Commercial Mortgage Pass Through Certificates, Series 2014-LC17, Class A3, 3.723%, 10/10/2047	$560,659
293,775	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(b)	309,655
184,322	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.147%, 9/15/2039(b)	195,882
360,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	381,994
271,418	GP Portfolio Trust, Series 2014-GPP, Class A, 1.136%, 2/15/2027, 144A(b)	270,997
325,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	344,914
339,952	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	357,405
296,293	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.989%, 8/10/2045(b)	316,190
340,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	340,575
265,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	277,615
37,937	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-FL4, Class A, 1.136%, 12/15/2030, 144A(b)	37,927
410,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.962%, 6/15/2049(b)	434,111
195,919	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	204,984
135,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	140,847
505,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.166%, 7/15/2031, 144A(b)	503,930
237,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	250,421
295,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	307,941
145,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 5/15/2046	143,890
400,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	423,018
93,369	PFP III Ltd., Series 2014-1, Class A, 1.356%, 6/14/2031, 144A(b)	93,260
185,000	SCG Trust, Series 2013-SRP1, Class B, 2.674%, 11/15/2026, 144A(b)	184,885
410,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3, 5.903%, 6/15/2049(b)	433,517
445,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	473,589
303,686	WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class A, 1.122%, 11/15/2029, 144A(b)	302,089
200,000	WFRBS Commercial Mortgage Trust, Series 2004-C19, Class A3, 3.660%, 3/15/2047	209,137

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$390,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	$409,915

		8,957,915

	Oil Field Services – 1.0%
235,000	Nabors Industries, Inc., 5.000%, 9/15/2020	244,661
160,000	Oceaneering International, Inc., 4.650%, 11/15/2024	159,853
75,000	Pride International, Inc., 8.500%, 6/15/2019	88,536
100,000	Rowan Cos., Inc., 5.000%, 9/01/2017	103,187
315,000	Transocean, Inc., 6.875%, 12/15/2021	283,500

		879,737

	Pharmaceuticals – 1.3%
25,000	Amgen, Inc., 2.200%, 5/22/2019	24,929
650,000	Baxalta, Inc., 3.600%, 6/23/2022, 144A	649,598
165,000	Eli Lilly & Co., 1.950%, 3/15/2019	165,135
290,000	Mylan, Inc., 4.200%, 11/29/2023	295,994

		1,135,656

	Property & Casualty Insurance – 0.3%
70,000	Brown & Brown, Inc., 4.200%, 9/15/2024	69,096
155,000	Willis Group Holdings PLC, 4.125%, 3/15/2016	158,157

		227,253

	Railroads – 0.9%
285,000	Canadian National Railway Co., 1.450%, 12/15/2016	286,593
230,000	CSX Corp., 3.700%, 10/30/2020	242,701
30,000	CSX Corp., 6.150%, 5/01/2037	35,695
240,000	Union Pacific Corp., 3.646%, 2/15/2024	247,060

		812,049

	REITs - Health Care – 0.5%
430,000	HCP, Inc., 4.000%, 6/01/2025	420,972
35,000	Healthcare Realty Trust, Inc., 3.750%, 4/15/2023	34,198

		455,170

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Office Property – 0.3%
$300,000	Corporate Office Properties LP, 5.000%, 7/01/2025	$300,663

	REITs - Single Tenant – 0.3%
200,000	Realty Income Corp., 5.875%, 3/15/2035	224,008

	Restaurants – 0.6%
430,000	McDonald’s Corp., MTN, 3.375%, 5/26/2025	420,195
140,000	Starbucks Corp., 2.700%, 6/15/2022	139,603

		559,798

	Retailers – 0.3%
155,000	Home Depot, Inc. (The), 2.625%, 6/01/2022	152,445
160,000	Ross Stores, Inc., 3.375%, 9/15/2024	157,920

		310,365

	Sovereigns – 0.2%
150,000	Mexico Government International Bond, 5.625%, 1/15/2017	159,825

	Supranational – 0.2%
220,000	Nordic Investment Bank, 0.500%, 4/14/2016	220,257

	Technology – 1.8%
210,000	Apple, Inc., 2.700%, 5/13/2022	207,854
155,000	Apple, Inc., 2.850%, 5/06/2021	157,278
275,000	Hewlett-Packard Co., 4.300%, 6/01/2021	285,642
80,000	Ingram Micro, Inc., 4.950%, 12/15/2024	81,771
100,000	Jabil Circuit, Inc., 5.625%, 12/15/2020	106,875
25,000	Jabil Circuit, Inc., 8.250%, 3/15/2018	28,313
325,000	Microsoft Corp., 2.375%, 2/12/2022	319,182
420,000	Oracle Corp., 2.500%, 5/15/2022	407,823

		1,594,738

	Tobacco – 0.7%
275,000	Altria Group, Inc., 2.850%, 8/09/2022	264,333
285,000	Philip Morris International, Inc., 2.500%, 5/16/2016	289,884
35,000	Philip Morris International, Inc., 2.900%, 11/15/2021	35,321

Principal Amount	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Tobacco – continued
$5,000	Philip Morris International, Inc., 5.650%, 5/16/2018	$5,552

		595,090

	Transportation Services – 0.5%
430,000	TTX Co., 2.600%, 6/15/2020, 144A	429,564

	Treasuries – 5.8%
665,000	U.S. Treasury Note, 1.500%, 5/31/2020	661,363
395,000	U.S. Treasury Note, 1.750%, 3/31/2022	387,841
875,000	U.S. Treasury Note, 1.750%, 4/30/2022	858,594
220,000	U.S. Treasury Note, 1.875%, 5/31/2022	217,559
815,000	U.S. Treasury Note, 2.000%, 11/15/2021	816,464
885,000	U.S. Treasury Note, 2.125%, 6/30/2022	888,734
1,385,000	U.S. Treasury Note, 2.125%, 5/15/2025	1,359,897

		5,190,452

	Wireless – 0.6%
210,000	American Tower Corp., 3.400%, 2/15/2019	214,897
150,000	American Tower Corp., 4.700%, 3/15/2022	156,403
150,000	Vodafone Group PLC, 2.500%, 9/26/2022	137,588
35,000	Vodafone Group PLC, 2.950%, 2/19/2023	32,690

		541,578

	Wirelines – 0.8%
270,000	AT&T, Inc., 3.400%, 5/15/2025	257,501
220,000	British Telecommunications PLC, 1.625%, 6/28/2016	221,118
200,000	Verizon Communications, Inc., 5.150%, 9/15/2023	218,968

		697,587

	Total Non-Convertible Bonds (Identified Cost $86,300,217)	86,343,600

Municipals – 0.3%

	New Jersey – 0.3%
310,000	New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding, Series QQ, 1.802%, 6/15/2017 (Identified Cost $310,000)	308,081

Principal Amount	Description	Value (†)
	Total Bonds and Notes (Identified Cost $86,610,217)	$86,651,681

Short-Term Investments – 4.1%
$3,635,853	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $3,635,854 on 7/01/2015 collateralized by $3,770,000 U.S. Treasury Note, 1.750 due 3/31/2022 valued at $3,713,450 including accrued interest(e) (Identified Cost $3,635,853)	3,635,853

	Total Investments – 101.5% (Identified Cost $90,246,070)(a)	90,287,534
	Other assets less liabilities – (1.5)%	(1,338,684)

	Net Assets – 100.0%	$88,948,850

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $90,511,539 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$585,515
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(809,520)

Net unrealized depreciation	$(224,005)

At September 30, 2014, the Fund had a short-term capital loss carryforward of $63,908 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of this security amounted to $43,604 or less than 0.1% of net assets.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $17,790,068 or 20.0% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$9,005,568	$379,338	(a)	$9,384,906
ABS Home Equity	—	1,320,711	43,604	(b)	1,364,315
ABS Other	—	1,596,527	1,252,243	(a)	2,848,770
Airlines	—	540,480	—		540,480
All Other Non-Convertible Bonds*	—	72,205,129	—		72,205,129

Total Non-Convertible Bonds	—	84,668,415	1,675,185		86,343,600

Municipals*	—	308,081	—		308,081

Total Bonds and Notes	—	84,976,496	1,675,185		86,651,681

Short-Term Investments	—	3,635,853	—		3,635,853

Total	$—	$88,612,349	$1,675,185		$90,287,534

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser ($43,604).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015

Bonds and Notes

Non-Convertible Bonds

ABS Car Loan	$781,677	$—	$—	$928	$119,996	$—	$—	$(523,263)	$379,338	$928
ABS Home Equity	59,427	—	(72)	1,814	—	(17,565)	—	—	43,604	938

ABS Other	1,118,344	—	15	(2,672)	384,878	(150,012)	—	(98,310)	1,252,243	(2,672)

Airlines	139,910	—	—	—	—	—	—	(139,910)	—	—

Total	$2,099,358	$—	$(57)	$70	$504,874	$(167,577)	$—	$(761,483)	$1,675,185	$(806)

Debt securities valued at $761,483 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Banking	13.9%
ABS Car Loan	10.6
Non-Agency Commercial Mortgage-Backed Securities	10.1
Agency Commercial Mortgage-Backed Securities	7.5
Treasuries	5.8
Mortgage Related	5.6
ABS Other	3.2
Electric	2.9
Midstream	2.2
Life Insurance	2.2
Healthcare	2.1
ABS Credit Card	2.0
Other Investments, less than 2% each	29.3
Short-Term Investments	4.1

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 93.9% of Net Assets

Non-Convertible Bonds – 89.5%

	ABS Car Loan – 0.3%
1,849,651	Ford Auto Securitization Trust, Series 2014-R2A, Class A2, 1.593%, 12/15/2017, 144A, (CAD)	$1,483,971

	ABS Home Equity – 0.0%
79,140	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.513%, 7/25/2035(b)(c)	74,018

	ABS Other – 1.8%
874,152	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029(c)(d)	881,597
2,372,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	2,700,792
2,946,123	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(c)(d)	2,931,687
1,290,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	1,293,958
685,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	687,662
74,627	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	74,645
586,032	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	665,423
433,193	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	425,449
1,015,614	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	1,046,074

		10,707,287

	Aerospace & Defense – 0.2%
410,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	737,004
610,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	603,900

		1,340,904

	Airlines – 3.4%
336,210	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	349,658
554,257	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	557,904
5,756,967	American Airlines Pass Through Trust, Series 2013-2, Class A, 4.950%, 7/15/2024	6,095,649
101,582	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	105,228
839,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	874,657
196,213	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	215,462
671,872	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	749,137

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$2,713,152	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	$2,896,289
96,473	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	101,779
936,965	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	1,075,168
2,106,160	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	2,406,288
1,044,641	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	1,130,824
2,185,000	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	2,195,095
513,037	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	595,123
979,019	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	1,018,180

		20,366,441

	Automotive – 0.6%
840,000	Cummins, Inc., 5.650%, 3/01/2098	883,044
2,023,000	Ford Motor Co., 6.375%, 2/01/2029	2,386,562

		3,269,606

	Banking – 13.3%
74,000	Ally Financial, Inc., 8.000%, 12/31/2018	82,603
2,027,000	Associates Corp. of North America, 6.950%, 11/01/2018	2,332,031
2,505,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	758,969
130,000	Bank of America Corp., 5.420%, 3/15/2017	137,748
800,000	Bank of America Corp., 5.490%, 3/15/2019	876,124
683,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	672,644
400,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	391,841
750,000	Bank of America Corp., Series L, MTN, 7.625%, 6/01/2019	890,008
2,100,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	1,887,732
3,305,000	Capital One NA, 2.400%, 9/05/2019	3,275,582
1,045,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	735,198
100,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)(d)	84,260
3,545,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	2,517,297
250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	250,618

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$815,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	$847,850
4,099,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	3,408,799
6,050,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	5,106,123
4,270,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	5,008,488
660,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	734,923
3,113,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	3,451,548
4,110,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	4,041,264
300,000	JPMorgan Chase & Co., EMTN, 1.068%, 5/30/2017, (GBP)(b)	464,304
5,310,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	388,039
4,988,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	5,590,640
1,291,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	1,474,270
100,000	Morgan Stanley, 0.755%, 10/15/2015(b)	100,082
2,501,000	Morgan Stanley, 2.125%, 4/25/2018	2,517,902
665,000	Morgan Stanley, 2.500%, 1/24/2019	671,168
615,000	Morgan Stanley, 3.750%, 2/25/2023	621,851
1,215,000	Morgan Stanley, 4.350%, 9/08/2026	1,190,554
2,262,000	Morgan Stanley, 5.500%, 7/24/2020	2,536,774
840,000	Morgan Stanley, 5.750%, 1/25/2021	957,026
1,518,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	1,269,938
1,518,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	1,207,119
5,992,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	6,003,199
2,202,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	2,639,727
455,000	Morgan Stanley, Series F, MTN, 0.725%, 10/18/2016(b)	454,415
420,000	National City Bank of Indiana, 4.250%, 7/01/2018	446,054
905,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	958,334
2,695,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	2,901,928
50,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	57,903

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
304,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	$379,618
76,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	86,653
200,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	203,316
626,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	641,607
100,000	Santander International Debt SAU, EMTN, 4.000%, 3/27/2017, (EUR)	117,887
300,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	311,360
1,500,000	Societe Generale S.A., EMTN, (fixed rate to 6/16/2018, variable rate thereafter), 8.875%, (GBP)(e)	2,637,932
3,796,000	Societe Generale S.A., MTN, 5.200%, 4/15/2021, 144A	4,258,994
200,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	217,953

		78,798,197

	Brokerage – 0.8%
3,223,000	Jefferies Group LLC, 5.125%, 1/20/2023	3,327,329
934,000	Jefferies Group LLC, 6.250%, 1/15/2036	926,157
437,000	Jefferies Group LLC, 6.450%, 6/08/2027	474,465
80,000	Jefferies Group LLC, 6.875%, 4/15/2021	91,569

		4,819,520

	Building Materials – 1.0%
554,000	Masco Corp., 5.850%, 3/15/2017	587,240
1,287,000	Masco Corp., 6.125%, 10/03/2016	1,354,568
1,010,000	Masco Corp., 6.500%, 8/15/2032	1,065,550
285,000	Masco Corp., 7.750%, 8/01/2029	329,175
2,505,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	584,132
11,000	Owens Corning, 6.500%, 12/01/2016	11,698
1,712,000	Owens Corning, 7.000%, 12/01/2036	1,955,939

		5,888,302

	Cable Satellite – 0.2%
1,285,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.950%, 1/15/2025	1,259,832

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Chemicals – 0.5%
$2,995,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	$2,950,075
140,000	Methanex Corp., 5.250%, 3/01/2022	149,776

		3,099,851

	Collateralized Mortgage Obligations – 0.1%
512,433	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035	578,210
7,876	Federal National Mortgage Association, REMIC, 7.000%, 4/25/2020	8,506

		586,716

	Consumer Products – 0.1%
459,000	Hasbro, Inc., 6.600%, 7/15/2028	515,054

	Diversified Manufacturing – 0.1%
592,000	Snap-on, Inc., 6.700%, 3/01/2019	680,782

	Electric – 2.9%
985,000	Allegheny Energy Supply Co. LLC, 6.750%, 10/15/2039, 144A	950,916
883,657	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	902,621
468,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	499,577
1,800,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	1,817,471
2,581,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	2,687,554
607,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	650,098
450,000	EDP Finance BV, EMTN, 8.625%, 1/04/2024, (GBP)	930,473
759,000	Endesa S.A., 7.875%, 2/01/2027	987,258
683,000	Enel Finance International NV, 5.125%, 10/07/2019, 144A	748,768
4,109,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	4,562,740
531,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	640,179
875,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	1,539,000

		16,916,655

	Finance Companies – 5.6%
3,826,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	4,369,923
620,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	483,945
65,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	64,821

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
12,895,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	$8,893,017
355,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	249,873
600,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	418,765
286,000	General Electric Capital Corp., Series A, MTN, 0.575%, 5/13/2024(b)	274,203
4,289,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	2,924,984
30,000	International Lease Finance Corp., 3.875%, 4/15/2018	30,150
889,000	International Lease Finance Corp., 4.625%, 4/15/2021	897,890
19,000	International Lease Finance Corp., 5.875%, 8/15/2022	20,520
2,080,000	International Lease Finance Corp., 6.250%, 5/15/2019	2,249,000
490,000	Navient LLC, 4.875%, 6/17/2019	485,100
4,297,000	Navient LLC, 5.500%, 1/25/2023	4,082,150
129,000	Navient LLC, MTN, 4.625%, 9/25/2017	131,096
159,000	Navient LLC, MTN, 5.500%, 1/15/2019	162,120
1,382,000	Navient LLC, MTN, 7.250%, 1/25/2022	1,458,010
983,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033	796,230
1,066,000	Navient LLC, Series A, MTN, 8.450%, 6/15/2018	1,184,646
611,000	Springleaf Finance Corp., 5.250%, 12/15/2019	602,599
1,522,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,651,370
611,000	Springleaf Finance Corp., 8.250%, 10/01/2023	688,902
987,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	1,035,116

		33,154,430

	Government Guaranteed – 0.9%
760,000	Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	618,776
5,314,000	Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	4,376,073
736,000	Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	538,858

		5,533,707

	Government Owned - No Guarantee – 0.6%
1,947,000	Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	2,228,244

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Government Owned - No Guarantee – continued
$780,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	$768,300
455,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	351,670

		3,348,214

	Health Insurance – 0.0%
15,000	Cigna Corp., 7.875%, 5/15/2027	19,963

	Healthcare – 1.5%
649,000	Boston Scientific Corp., 6.000%, 1/15/2020	734,913
4,388,000	HCA, Inc., 5.250%, 4/15/2025	4,563,520
42,000	HCA, Inc., 5.875%, 3/15/2022	45,675
2,327,000	HCA, Inc., 5.875%, 5/01/2023	2,472,438
76,000	HCA, Inc., 7.050%, 12/01/2027	79,420
144,000	HCA, Inc., 7.190%, 11/15/2015	146,880
57,000	HCA, Inc., 7.500%, 12/15/2023	62,700
133,000	HCA, Inc., 7.690%, 6/15/2025	150,955
232,000	HCA, Inc., 8.360%, 4/15/2024	273,760
8,000	HCA, Inc., MTN, 7.580%, 9/15/2025	8,840
232,000	HCA, Inc., MTN, 7.750%, 7/15/2036	247,080

		8,786,181

	Home Construction – 0.6%
2,536,000	Pulte Group, Inc., 6.000%, 2/15/2035	2,466,260
1,105,000	Pulte Group, Inc., 6.375%, 5/15/2033	1,118,813

		3,585,073

	Hybrid ARMs – 0.0%
27,450	FNMA, 1.859%, 2/01/2037(b)	28,895
42,493	FNMA, 2.377%, 9/01/2036(b)	45,590

		74,485

	Independent Energy – 1.2%
907,000	Anadarko Petroleum Corp., 6.375%, 9/15/2017	995,345
46,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	44,850

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$42,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$40,950
495,000	Continental Resources, Inc., 3.800%, 6/01/2024	451,836
35,000	Continental Resources, Inc., 4.500%, 4/15/2023	33,747
2,277,000	EQT Corp., 8.125%, 6/01/2019	2,665,301
1,632,000	Equitable Resources, Inc., 6.500%, 4/01/2018	1,788,723
1,317,000	Newfield Exploration Co., 5.625%, 7/01/2024	1,330,170

		7,350,922

	Integrated Energy – 0.1%
500,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	539,164

	Life Insurance – 1.8%
50,000	American International Group, Inc., 4.125%, 2/15/2024	51,884
71,000	American International Group, Inc., 4.875%, 6/01/2022	77,881
100,000	American International Group, Inc., 6.250%, 3/15/2087	110,129
138,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	182,712
175,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	192,935
1,788,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	2,062,244
1,898,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	2,870,000
1,989,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	2,250,627
2,190,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	2,885,047

		10,683,459

	Local Authorities – 1.7%
3,519,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	2,397,551
2,407,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	1,928,236
3,412,400	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	2,879,801
3,037,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	2,474,483
70,043	Province of Alberta, 5.930%, 9/16/2016, (CAD)	58,101
900,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	616,485

		10,354,657

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Lodging – 0.2%
$1,124,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	$1,185,985

	Media Entertainment – 0.2%
182,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	251,967
18,220,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	988,082

		1,240,049

	Metals & Mining – 1.2%
319,000	ArcelorMittal, 7.000%, 2/25/2022	343,723
1,750,000	ArcelorMittal, 7.500%, 3/01/2041	1,715,000
387,000	ArcelorMittal, 7.750%, 10/15/2039	385,065
1,717,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	1,815,727
1,571,000	United States Steel Corp., 7.500%, 3/15/2022	1,614,203
873,000	Worthington Industries, Inc., 6.500%, 4/15/2020	988,411

		6,862,129

	Midstream – 2.1%
159,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	152,385
152,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	179,006
607,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	657,343
213,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	218,325
1,518,000	NiSource Finance Corp., 6.125%, 3/01/2022	1,753,530
8,225,000	ONEOK Partners LP, 4.900%, 3/15/2025	8,136,112
615,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	655,006
500,000	Williams Partners LP, 3.350%, 8/15/2022	473,171

		12,224,878

	Mortgage Related – 0.0%
999	FHLMC, 10.000%, with various maturities in 2018(f)	1,083
2,364	FNMA, 6.000%, 12/01/2018	2,680
3,019	GNMA, 10.000%, 5/15/2018	3,073

		6,836

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – 2.9%
$88,657	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.328%, 9/10/2047(b)	$89,106
410,077	Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	423,486
247,115	Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041	256,777
308,978	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.896%, 6/11/2040(b)	327,822
800,914	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	834,506
1,655,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV2, 2.536%, 10/15/2031, 144A(b)(c)(d)	1,656,523
580,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.136%, 10/15/2031, 144A(b)(c)(d)	580,528
505,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.336%, 10/15/2031, 144A(b)(c)(d)	506,374
1,965,382	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(b)	2,071,622
1,071,919	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.147%, 9/15/2039(b)	1,139,146
520,025	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	551,796
1,138,741	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	1,208,516
238,566	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.989%, 8/10/2045(b)	254,587
539,447	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	435,950
827,485	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.962%, 6/15/2049(b)	876,147
995,100	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,041,145
274,098	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.028%, 6/15/2038(b)	281,699
296,073	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	307,152
164,829	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 6.059%, 6/12/2046(b)	168,807
189,790	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)	200,711
542,278	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.460%, 1/11/2043(b)	596,401
303,664	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	318,963
3,515,000	West Edmonton Mall Property, Inc., 4.309%, 2/13/2024, (CAD)	2,987,609
94,890	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.722%, 3/15/2044, 144A(b)	100,977

		17,216,350

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.2%
$827,000	Rowan Cos., Inc., 7.875%, 8/01/2019	$936,768

	Packaging – 0.3%
1,660,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	1,672,450

	Paper – 0.3%
1,139,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	1,455,745
175,000	Mead Corp. (The), 7.550%, 3/01/2047(c)(d)	206,096
133,000	Westvaco Corp., 8.200%, 1/15/2030	179,374

		1,841,215

	Property & Casualty Insurance – 0.9%
87,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(b)(g)	41,325
1,640,000	Old Republic International Corp., 4.875%, 10/01/2024	1,696,672
167,000	Sirius International Group, 6.375%, 3/20/2017, 144A	175,566
1,530,000	XLIT Ltd., 6.250%, 5/15/2027	1,789,022
1,211,000	XLIT Ltd., 6.375%, 11/15/2024	1,427,242

		5,129,827

	Railroads – 0.0%
144,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	134,301

	Real Estate Operations/Development – 0.1%
596,000	ProLogis LP, 7.375%, 10/30/2019	705,538

	REITs - Office Property – 0.2%
61,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	65,123
816,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	931,862

		996,985

	REITs - Shopping Centers – 0.1%
759,000	Equity One, Inc., 6.000%, 9/15/2017	824,468

	REITs - Single Tenant – 0.1%
109,000	Realty Income Corp., 5.750%, 1/15/2021	122,619
270,000	Realty Income Corp., 6.750%, 8/15/2019	312,510

		435,129

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Restaurants – 0.1%
$463,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	$472,304

	Retailers – 0.0%
66,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	48,840

	Sovereigns – 1.6%
2,429,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	2,742,657
2,806,000	U.S. Department of Housing and Urban Development, 1.980%, 8/01/2020	2,791,156
1,851,000	U.S. Department of Housing and Urban Development, 2.350%, 8/01/2021	1,844,559
2,244,000	U.S. Department of Housing and Urban Development, 2.450%, 8/01/2022	2,222,300

		9,600,672

	Supermarkets – 0.4%
171,000	Delhaize Group S.A., 5.700%, 10/01/2040	173,548
197,000	New Albertson’s, Inc., 7.450%, 8/01/2029	189,120
1,017,000	New Albertson’s, Inc., 8.000%, 5/01/2031	1,006,830
87,000	New Albertson’s, Inc., 8.700%, 5/01/2030	88,305
1,063,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,073,630

		2,531,433

	Supranational – 0.5%
3,321,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	2,394,186
2,605,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	805,019

		3,199,205

	Technology – 1.3%
2,706,000	Corning, Inc., 7.250%, 8/15/2036	3,412,285
2,695,000	Ingram Micro, Inc., 5.250%, 9/01/2017	2,883,556
990,000	KLA-Tencor Corp., 5.650%, 11/01/2034	994,139
37,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	40,678
247,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	309,239

		7,639,897

	Tobacco – 0.1%
558,000	Reynolds American, Inc., 6.750%, 6/15/2017	609,753

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Transportation Services – 0.3%
$76,000		APL Ltd., 8.000%, 1/15/2024(c)(d)	$63,840
731,644		Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	731,644
717,000		Erac USA Finance Co., 6.700%, 6/01/2034, 144A	872,511

			1,667,995

		Treasuries – 32.5%
8,301,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	6,618,934
26,800,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	22,411,795
99,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	81,285
30,366,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	24,554,643
759,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	626,604
255,000	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	1,809,391
265,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	1,852,191
737,400	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	5,301,581
175,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	1,326,521
1,165,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	9,490,849
1,675,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	1,216,447
10,896,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	1,573,798
28,844,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	3,915,606
15,641,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	2,259,835
3,986,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	1,217,941
62,675,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	330,380
51,425,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	276,097
87,450,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	489,558
3,125,000		U.S. Treasury Bond, 2.500%, 2/15/2045	2,750,250
20,065,000		U.S. Treasury Bond, 3.000%, 5/15/2045	19,663,700
4,000,000		U.S. Treasury Note, 0.250%, 2/29/2016	4,002,188
16,000,000		U.S. Treasury Note, 0.375%, 3/31/2016	16,016,256
15,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	15,010,545

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$50,000,000	U.S. Treasury Note, 0.625%, 12/31/2016	$50,105,450

		192,901,845

	Wireless – 0.2%
10,630,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	647,911
178,000	Sprint Capital Corp., 6.875%, 11/15/2028	153,080
278,000	Sprint Communications, Inc., 6.000%, 12/01/2016	285,645
66,000	Sprint Communications, Inc., 6.000%, 11/15/2022	60,307
25,000	Sprint Corp., 7.125%, 6/15/2024	23,190

		1,170,133

	Wirelines – 4.4%
1,985,000	AT&T, Inc., 2.625%, 12/01/2022	1,864,931
1,585,000	AT&T, Inc., 3.000%, 2/15/2022	1,547,130
1,518,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	1,550,115
2,179,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,195,342
186,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	178,560
1,719,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	1,557,844
926,000	Embarq Corp., 7.995%, 6/01/2036	1,026,656
228,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	236,393
100,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	113,419
380,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	407,550
2,183,000	Qwest Corp., 6.875%, 9/15/2033	2,158,529
1,427,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	1,388,628
150,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	157,511
300,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	520,885
1,000,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	1,728,925
400,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	693,726
6,725,000	Verizon Communications, Inc., 2.450%, 11/01/2022	6,313,322
1,647,000	Verizon New England, Inc., 7.875%, 11/15/2029	2,101,985

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$209,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	$223,082

		25,964,533

	Total Non-Convertible Bonds (Identified Cost $524,438,982)	530,456,909

Convertible Bonds – 3.6%

	Midstream – 0.3%
1,423,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	1,348,293
524,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	518,760

		1,867,053

	Property & Casualty Insurance – 1.3%
6,829,000	Old Republic International Corp., 3.750%, 3/15/2018	8,062,488

	Technology – 2.0%
2,661,000	Intel Corp., 2.950%, 12/15/2035	3,201,516
3,568,000	Intel Corp., 3.250%, 8/01/2039	5,427,820
402,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	570,086
2,615,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	2,494,056

		11,693,478

	Total Convertible Bonds (Identified Cost $17,595,804)	21,623,019

Municipals – 0.8%

	Illinois – 0.4%
840,000	State of Illinois, 5.100%, 6/01/2033	782,838
1,705,000	State of Illinois, Series B, 5.520%, 4/01/2038	1,485,328

		2,268,166

	Michigan – 0.1%
725,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	613,908

	Ohio – 0.1%
450,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	347,720

	Virginia – 0.2%
2,045,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	1,496,081

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued
	Total Municipals (Identified Cost $5,556,052)	$4,725,875

	Total Bonds and Notes (Identified Cost $547,590,838)	556,805,803

Senior Loans – 0.5%

	Cable Satellite – 0.2%
$937,090	CSC Holdings, Inc., New Term Loan B, 2.687%, 4/17/2020(b)	926,314

	Finance Companies – 0.3%
1,878,922	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(b)	1,879,504

	Total Senior Loans (Identified Cost $2,810,474)	2,805,818

Shares

Common Stocks – 3.5%

	Automobiles – 0.2%
91,715	Ford Motor Co.	1,376,642

	Chemicals – 0.4%
20,496	PPG Industries, Inc.	2,351,301

	Electronic Equipment, Instruments & Components – 2.4%
721,200	Corning, Inc.	14,229,276

	Oil, Gas & Consumable Fuels – 0.5%
64,896	Repsol YPF S.A., Sponsored ADR	1,142,170
26,419	Royal Dutch Shell PLC, ADR	1,506,147

		2,648,317

	Total Common Stocks (Identified Cost $14,089,483)	20,605,536

Preferred Stocks – 0.7%

Convertible Preferred Stocks – 0.7%

	Banking – 0.1%
714	Bank of America Corp., Series L, 7.250%	793,968

	Energy – 0.2%
15,775	El Paso Energy Capital Trust I, 4.750%	880,087

	Metals & Mining – 0.3%
30,915	Alcoa, Inc., Series 1, 5.375%	1,222,070
53,705	ArcelorMittal, 6.000%	838,335

		2,060,405

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Midstream – 0.1%
4,353	Chesapeake Energy Corp., 5.000%	$334,093

	Total Convertible Preferred Stocks (Identified Cost $4,263,674)	4,068,553

Non-Convertible Preferred Stocks – 0.0%

	Banking – 0.0%
61	Ally Financial, Inc., Series G, 7.000%, 144A	61,639

	Electric – 0.0%
213	Connecticut Light & Power Co., 2.200%	10,077
2,360	Union Electric Co., 4.500%	223,020

		233,097

	Total Non-Convertible Preferred Stocks (Identified Cost $146,389)	294,736

	Total Preferred Stocks (Identified Cost $4,410,063)	4,363,289

Principal Amount (‡)

Short-Term Investments – 0.5%
$2,800,235	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $2,800,236 on 7/01/2015 collateralized by $2,900,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $2,856,500 including accrued interest(h) (Identified Cost $2,800,235)	2,800,235

	Total Investments – 99.1% (Identified Cost $571,701,093)(a)	587,380,681
	Other assets less liabilities – 0.9%	5,332,597

	Net Assets – 100.0%	$592,713,278

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $573,819,420 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,754,335
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(29,193,074)

Net unrealized appreciation	$13,561,261

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $7,850,868 or 1.3% (includes illiquid securities) of net assets.
(d)	Illiquid security. At June 30, 2015, the value of these securities amounted to $7,045,206 or 1.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Non-income producing security.

(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $75,033,901 or 12.7% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$—	$74,018	(a)	$74,018
ABS Other	—	6,684,728	4,022,559	(b)	10,707,287
Airlines	—	18,726,153	1,640,288	(b)	20,366,441
Non-Agency Commercial Mortgage-Backed Securities	—	14,472,925	2,743,425	(b)	17,216,350
Transportation Services	—	936,351	731,644	(a)	1,667,995
All Other Non-Convertible Bonds*	—	480,424,818	—		480,424,818

Total Non-Convertible Bonds	—	521,244,975	9,211,934		530,456,909

Convertible Bonds*	—	21,623,019	—		21,623,019
Municipals*	—	4,725,875	—		4,725,875

Total Bonds and Notes	—	547,593,869	9,211,934		556,805,803

Senior Loans*	—	2,805,818	—		2,805,818
Common Stocks*	20,605,536	—	—		20,605,536
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	334,093	—		334,093
All Other Convertible Preferred Stocks*	3,734,460	—	—		3,734,460

Total Convertible Preferred Stocks	3,734,460	334,093	—		4,068,553

Non-Convertible Preferred Stocks
Electric	—	233,097	—		233,097
Banking	61,639	—	—		61,639

Total Non-Convertible Preferred Stocks	61,639	233,097	—		294,736

Total Preferred Stocks	3,796,099	567,190	—		4,363,289

Short-Term Investments	—	2,800,235	—		2,800,235

Total	$24,401,635	$553,767,112	$9,211,934		$587,380,681

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.

Preferred stocks valued at $651,152 were transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, these securities were valued at the last sale price. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015

Bonds and Notes

Non-Convertible Bonds

ABS Home Equity	$81,101	$—	$142	$410	$—	$(7,635)	$—	$—	$74,018	$52

ABS Other	4,147,971	—	622	(2,048)	—	(123,986)	—	—	4,022,559	1,534

Airlines	12,747,321	—	9,388	(43,311)	—	(123,197)	—	(10,949,913)	1,640,288	(19,210)

Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(11)	2,743,436	—	—	—	2,743,425	(11)

Transportation Services	744,448	—	—	(12,804)	—	—	—	—	731,644	(12,804)

Total	$17,720,841	$—	$10,152	$(57,764)	$2,743,436	$(254,818)	$—	$(10,949,913)	$9,211,934	$(30,439)

Debt securities valued at $10,949,913 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	32.5%
Banking	13.4
Finance Companies	5.9
Wirelines	4.4
Airlines	3.4
Technology	3.3
Non-Agency Commercial Mortgage-Backed Securities	2.9
Electric	2.9
Midstream	2.5
Electronic Equipment, Instruments & Components	2.4
Property & Casualty Insurance	2.2
Other Investments, less than 2% each	22.8
Short-Term Investments	0.5

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	73.5%
Canadian Dollar	12.3
New Zealand Dollar	3.8
Mexican Peso	3.6
Other, less than 2% each	5.9

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 125.2% of Net Assets

	ABS Car Loan – 13.9%
$1,070,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class B, 1.600%, 7/08/2019	$1,070,059
3,700,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	3,729,478
1,840,000	AmeriCredit Automobile Receivables Trust, Series 2015-2, Class C, 2.400%, 1/08/2021	1,838,813
645,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	647,277
2,630,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, 2.460%, 7/20/2020, 144A	2,647,266
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A, 2.500%, 2/20/2021, 144A	299,646
4,395,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	4,368,217
458,395	California Republic Auto Receivables Trust, Series 2012-1, Class A, 1.180%, 8/15/2017, 144A	458,959
2,190,000	Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.310%, 12/20/2017	2,196,859
1,845,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class A3, 1.260%, 5/21/2018	1,850,906
9,473	CarFinance Capital Auto Trust, Series 2013-1A, Class A, 1.650%, 7/17/2017, 144A	9,476
341,616	CarFinance Capital Auto Trust, Series 2014-1A, Class A, 1.460%, 12/17/2018, 144A	341,167
7,594,538	CarFinance Capital Auto Trust, Series 2014-2A, Class A, 1.440%, 11/16/2020, 144A(b)	7,580,351
870,000	CarMax Auto Owner Trust, Series 2013-4, Class B, 1.710%, 7/15/2019	868,626
106,690	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	106,833
3,698,675	Centre Point Funding LLC, Series 2012-2A, Class 1, 2.610%, 8/20/2021, 144A	3,688,755
885,133	CPS Auto Receivables Trust, Series 2013-D, Class A, 1.540%, 7/16/2018, 144A	886,445
4,000,000	CPS Auto Receivables Trust, Series 2014-C, Class B, 2.670%, 8/17/2020, 144A	4,004,292
2,225,000	CPS Auto Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A	2,255,273
1,610,000	CPS Auto Trust, Series 2015-B, Class C, 4.200%, 5/17/2021, 144A	1,615,732
166,719	Credit Acceptance Auto Loan Trust, Series 2012-2A, Class A, 1.520%, 3/16/2020, 144A	166,919
2,080,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	2,087,482
450,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class B, 2.290%, 4/15/2022, 144A	452,108
3,240,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	3,250,653
4,000,000	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class B, 2.610%, 1/17/2023, 144A	4,027,472
5,680,000	Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.760%, 7/15/2021, 144A	5,680,801

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Car Loan – continued
$900,000	DT Auto Owner Trust, Series 2014-1A, Class B, 1.430%, 3/15/2018, 144A	$901,049
3,700,000	DT Auto Owner Trust, Series 2014-2A, Class C, 2.460%, 1/15/2020, 144A	3,710,893
1,240,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,239,876
1,975,000	Exeter Automobile Receivables Trust, Series 2014-1A, Class B, 2.420%, 1/15/2019, 144A	1,986,329
5,363,825	Exeter Automobile Receivables Trust, Series 2014-3A, Class A, 1.320%, 1/15/2019, 144A(b)	5,364,013
4,200,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,233,016
2,000,000	First Investors Auto Owner Trust, Series 2012-2A, Class B, 2.470%, 5/15/2018, 144A	2,012,402
238,998	First Investors Auto Owner Trust, Series 2013-1A, Class A2, 0.900%, 10/15/2018, 144A	238,929
2,000,000	First Investors Auto Owner Trust, Series 2014-1A, Class B, 2.260%, 1/15/2020, 144A	2,008,728
1,915,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A	1,909,939
3,500,000	Flagship Credit Auto Trust, Series 2013-1, Class B, 2.760%, 9/17/2018, 144A	3,533,103
5,530,000	Flagship Credit Auto Trust, Series 2014-2, Class B, 2.840%, 11/16/2020, 144A(b)	5,570,551
1,390,000	Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.260%, 11/15/2025, 144A	1,407,193
3,900,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-2, Class A, 2.310%, 4/15/2026, 144A	3,943,153
8,605,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A(b)	8,634,128
152,179	Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.090%, 2/15/2018, 144A	152,246
4,415,000	Prestige Auto Receivables Trust, Series 2015-1, Class A3, 1.530%, 2/15/2021, 144A	4,414,064
1,275,000	Santander Drive Auto Receivables Trust, Series 2013-3, Class B, 1.190%, 5/15/2018	1,276,654
2,240,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class B, 1.450%, 5/15/2019	2,243,304
1,725,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class B, 1.820%, 5/15/2019	1,727,296
7,120,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020(b)	7,190,239
3,580,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/2021	3,574,877
1,400,667	SMART Trust/Australia, Series 2012-4US, Class A3A, 0.970%, 3/14/2017	1,401,227
67,452	Tidewater Auto Receivables Trust, Series 2012-AA, Class A3, 1.990%, 4/15/2019, 144A	67,489
2,380,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,380,928
1,820,000	Westlake Automobile Receivables Trust, Series 2014-2A, Class C, 2.240%, 4/15/2020, 144A	1,822,916

		129,074,407

	ABS Credit Card – 1.9%
2,000,000	Barclays Dryrock Issuance Trust, Series 2015-1, Class A, 2.200%, 12/15/2022	2,007,740

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Credit Card – continued
$4,975,000	GE Capital Credit Card Master Note Trust, Series 2010-2, Class A, 4.470%, 3/15/2020	$5,237,998
9,215,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023(b)	9,577,620
1,000,000	World Financial Network Credit Card Master Trust, Series 2012-C, Class M, 3.320%, 8/15/2022	1,038,014

		17,861,372

	ABS Home Equity – 2.9%
2,515,407	Citigroup Mortgage Loan Trust, Inc., Series 2013-J1, Class A2, 3.500%, 10/25/2043, 144A(c)	2,492,132
1,500,000	Colony American Homes, Series 2014-1A, Class B, 1.600%, 5/17/2031, 144A(c)	1,474,518
570,892	Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(d)	460,836
225,144	Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 4.805%, 7/25/2021(c)(d)	219,556
202,521	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(c)	206,246
922,411	Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)(d)	896,265
302,931	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB5, Class 6A2, 2.426%, 4/20/2035(c)(d)	132,864
3,235,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.037%, 10/25/2027(c)	3,179,801
5,228,033	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 2.577%, 5/19/2034(b)(c)	5,205,281
257,455	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 3.513%, 7/25/2035(c)(d)	240,792
141,370	Residential Accredit Loans, Inc., Trust, Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(d)	137,985
670,606	Residential Accredit Loans, Inc., Trust, Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(d)	634,094
30,936	Residential Accredit Loans, Inc., Trust, Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(d)	29,331
298,511	Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043(c)	265,148
3,457,071	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A(c)	3,234,387
3,651,931	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060	3,628,029
5,375,613	WaMu Mortgage Pass Through Certificates, Series 2007-HY2, Class 2A2, 2.379%, 11/25/2036(b)(c)	4,700,770

		27,138,035

	ABS Other – 5.6%
1,000,000	Ascentium Equipment Receivables LLC, Series 2014-1A, Class C, 2.460%, 11/13/2018, 144A	1,010,024
310,632	CCG Receivables Trust, Series 2013-1, Class A2, 1.050%, 8/14/2020, 144A	310,909
1,387,660	CLI Funding V LLC, Series 2014-1A, Class A, 3.290%, 6/18/2029, 144A	1,391,495
2,149,613	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	2,157,755

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	ABS Other – continued
$1,555,813	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	$1,588,395
687,543	FRS I LLC, Series 2013-1A, Class A1, 1.800%, 4/15/2043, 144A	681,092
1,695,434	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	1,693,472
1,770,000	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A	1,779,912
4,995,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	5,021,523
4,550,000	OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.570%, 7/18/2025, 144A	4,553,458
4,353,012	Orange Lake Timeshare Trust, Series 2012-AA, Class A, 3.450%, 3/10/2027, 144A	4,475,054
389,053	Sierra Timeshare Receivables Funding LLC, Series 2010-3A, Class A, 3.510%, 11/20/2025, 144A	392,047
477,321	Sierra Timeshare Receivables Funding LLC, Series 2011-3A, Class A, 3.370%, 7/20/2028, 144A	486,286
833,794	Sierra Timeshare Receivables Funding LLC, Series 2012-1A, Class A, 2.840%, 11/20/2028, 144A	846,251
343,425	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A	340,656
7,110,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A(b)	7,114,977
2,260,000	Springleaf Funding Trust, Series 2014-AA, Class A, 2.410%, 12/15/2022, 144A	2,262,825
1,434,418	SVO VOI Mortgage LLC, Series 2012-AA, Class A, 2.000%, 9/20/2029, 144A	1,419,540
1,893,667	TAL Advantage V LLC, Series 2014-1A, Class A, 3.510%, 2/22/2039, 144A	1,902,772
702,473	TAL Advantage V LLC, Series 2014-2A, Class A2, 3.330%, 5/20/2039, 144A	707,123
4,585,917	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	4,623,640
4,442,667	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	4,443,147
2,889,524	Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 2.686%, 7/15/2041, 144A(c)	2,940,085

		52,142,438

	ABS Student Loan – 1.9%
3,858,784	Panhandle-Plains Higher Education Authority, Inc., Series 2011-1, Class A2, 1.234%, 7/01/2024(c)	3,883,736
245,968	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	250,915
950,097	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 1.437%, 8/25/2032, 144A(c)	953,696
12,564,914	South Carolina Student Loan Corp., Series 2010-1, Class A2, 1.277%, 7/25/2025(b)(c)	12,635,529

		17,723,876

	Agency Commercial Mortgage-Backed Securities – 2.0%
6,125,000	FHLMC Multifamily Structured Pass Through Certificates, Series K029, Class A2, 3.320%, 2/25/2023(b)	6,416,997
89,227,921	FHLMC Multifamily Structured Pass Through Certificates, Series K031, Class X1, 0.377%, 4/25/2023(b)(c)(e)	1,469,405

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Agency Commercial Mortgage-Backed Securities – continued
$4,465,372	FHLMC Multifamily Structured Pass Through Certificates, Series KS01, Class X1, 1.777%, 1/25/2023(c)(e)	$331,840
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)(c)	4,712,668
2,000,000	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(c)	2,266,710
16,694,370	Government National Mortgage Association, Series 2014-101, Class IO, 0.961%, 4/16/2056(c)(e)	1,235,433
24,522,686	Government National Mortgage Association, Series 2014-86, Class IO, 0.953%, 4/16/2056(c)(e)	1,681,619

		18,114,672

	Collateralized Mortgage Obligations – 19.3%
198,459	Federal Home Loan Mortgage Corp., REMIC, Series 2060, Class ZA, 6.000%, 4/15/2028(b)	225,022
1,904,825	Federal Home Loan Mortgage Corp., REMIC, Series 2626, Class SQ, 14.536%, 6/15/2023(c)	2,431,238
1,230,384	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class MH, 1.184%, 5/15/2043(c)	1,193,028
301,713	Federal Home Loan Mortgage Corp., REMIC, Series 2649, Class IM, 7.000%, 7/15/2033(b)(e)	63,245
8,233,566	Federal Home Loan Mortgage Corp., REMIC, Series 2882, Class TF, 0.436%, 10/15/2034(b)(c)	8,256,282
7,282,000	Federal Home Loan Mortgage Corp., REMIC, Series 2912, Class EH, 5.500%, 1/15/2035(b)	8,216,732
12,220,705	Federal Home Loan Mortgage Corp., REMIC, Series 3149, Class LS, 7.015%, 5/15/2036(b)(c)(e)	2,188,662
3,386,178	Federal Home Loan Mortgage Corp., REMIC, Series 3416, Class B1, 6.065%, 2/15/2038(c)(e)	570,577
2,417,784	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.023%, 6/15/2048(b)(c)	2,490,402
450,000	Federal Home Loan Mortgage Corp., REMIC, Series 3605, Class NC, 5.500%, 6/15/2037	500,090
2,888,978	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.317%, 12/15/2036(b)(c)	3,021,519
2,936,204	Federal Home Loan Mortgage Corp., REMIC, Series 3752, Class KF, 0.686%, 12/15/2037(c)	2,954,264
419,530	Federal Home Loan Mortgage Corp., REMIC, Series 3785, Class LS, 9.529%, 1/15/2041(c)	442,432
3,619,395	Federal Home Loan Mortgage Corp., REMIC, Series 3828, Class EF, 0.586%, 5/15/2037(c)	3,638,697
535,552	Federal Home Loan Mortgage Corp., REMIC, Series 4204, Class AF, 5.000%, 7/15/2033	592,186
800,000	Federal Home Loan Mortgage Corp., REMIC, Series 4395, Class PE, 2.500%, 4/15/2037	692,086
729,303	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class NT, 6.500%, 8/15/2043(c)	809,926
866,771	Federal Home Loan Mortgage Corp., REMIC, Series 4460, Class TN, 5.000%, 8/15/2043(c)	842,732
1,071,500	Federal Home Loan Mortgage Corp., Series 224, Class IO, 6.000%, 3/01/2033(b)(e)	190,824
2,829,791	Federal Home Loan Mortgage Corp., Series 3792, Class DF, 0.586%, 11/15/2040(c)	2,843,303
3,872,884	Federal National Mortgage Association, REMIC, Series 2013-57, Class QF, 1.184%, 6/25/2043(c)	3,757,275
509,093	Federal National Mortgage Association, REMIC, Series 1996-45, Class SC, 7.063%, 1/25/2024(c)(e)	91,065

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$557,099	Federal National Mortgage Association, REMIC, Series 2003-26, Class OI, 5.500%, 11/25/2032(b)(e)	$17,659
265,818	Federal National Mortgage Association, REMIC, Series 2006-69, Class KI, 7.113%, 8/25/2036(c)(e)	53,832
1,000,000	Federal National Mortgage Association, REMIC, Series 2008-35, Class CD, 4.500%, 5/25/2023(b)	1,069,556
3,637,416	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.699%, 8/25/2038(b)(c)	3,690,724
1,163,244	Federal National Mortgage Association, REMIC, Series 2009-11, Class VP, 3.262%, 3/25/2039(b)(c)	1,144,406
226,930	Federal National Mortgage Association, REMIC, Series 2009-71, Class MB, 4.500%, 9/25/2024	241,710
938,271	Federal National Mortgage Association, REMIC, Series 2010-75, Class MT, 4.375%, 12/25/2039(c)	959,023
1,500,000	Federal National Mortgage Association, REMIC, Series 2013-109, Class US, 11.689%, 7/25/2043(c)	1,819,420
939,818	Federal National Mortgage Association, REMIC, Series 2013-23, Class TS, 5.874%, 3/25/2043(c)	941,612
770,590	Federal National Mortgage Association, REMIC, Series 2013-26, Class SJ, 5.239%, 4/25/2033(c)	758,730
7,330,461	Federal National Mortgage Association, REMIC, Series 2013-34, Class PS, 5.963%, 8/25/2042(b)(c)(e)	1,489,156
2,783,707	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.187%, 7/25/2043(c)	2,688,658
401,839	Federal National Mortgage Association, REMIC, Series 2014-67, Class PT, 6.000%, 10/25/2044(c)	419,963
2,445,401	Federal National Mortgage Association, REMIC, Series 2015-1, Class SN, 6.000%, 7/25/2043(c)	2,599,522
1,354,264	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(b)(e)	294,527
300,080	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(e)	75,423
1,530,338	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(b)(e)	331,809
285,718	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(b)(e)	53,987
3,208,912	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(b)(e)	727,825
1,283,136	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(b)(e)	253,735
848,559	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(b)(e)	224,293
1,710,473	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(b)(e)	375,209
757,371	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(b)(e)	150,770
938,795	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(b)(e)	184,241
1,086,860	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(b)(e)	257,155
1,108,547	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(b)(e)	207,472
533,780	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(e)	102,433
779,765	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(b)(e)	171,294

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$493,766	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(e)	$107,730
137,477	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(b)(e)	29,340
3,877,789	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(e)	704,569
1,308,830	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(b)(e)	256,093
1,160,433	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(e)	216,359
1,166,155	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(e)	219,587
643,616	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(b)(e)	108,059
113,039	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(e)	23,024
6,064,622	Government National Mortgage Association, Series 2006-46, Class IO, 0.309%, 4/16/2046(c)(e)	114,088
11,075,812	Government National Mortgage Association, Series 2006-51, Class IO, 0.449%, 8/16/2046(b)(c)(e)	317,001
15,129,045	Government National Mortgage Association, Series 2009-114, Class IO, 0.177%, 10/16/2049(c)(e)	293,625
37,142,730	Government National Mortgage Association, Series 2010-124, Class X, 1.436%, 12/16/2052(c)(e)(f)	2,361,758
419,218	Government National Mortgage Association, Series 2010-49, Class IA, 1.511%, 10/16/2052(c)(e)	29,489
859,423	Government National Mortgage Association, Series 2010-H20, Class AF, 0.512%, 10/20/2060(c)	856,968
15,290,711	Government National Mortgage Association, Series 2011-119, Class IO, 1.020%, 8/16/2051(c)(e)	681,155
71,030,041	Government National Mortgage Association, Series 2011-121, Class IO, 1.012%, 6/16/2043(c)(e)	2,513,327
31,492,161	Government National Mortgage Association, Series 2011-161, Class IO, 0.999%, 4/16/2045(c)(e)	1,421,871
14,373,840	Government National Mortgage Association, Series 2011-38, Class IO, 0.230%, 4/16/2053(b)(c)(e)	420,104
6,387,009	Government National Mortgage Association, Series 2011-53, Class IO, 0.390%, 5/16/2051(b)(c)(e)	235,176
1,546,984	Government National Mortgage Association, Series 2011-H01, Class AF, 0.632%, 11/20/2060(c)	1,549,963
17,000,000	Government National Mortgage Association, Series 2012-100, Class IC, 1.442%, 9/16/2050(c)(e)	1,535,593
12,925,139	Government National Mortgage Association, Series 2012-111, Class IC, 1.342%, 9/16/2050(c)(e)	1,111,381
66,891,213	Government National Mortgage Association, Series 2012-142, Class IO, 1.106%, 4/16/2054(c)(e)	3,957,619
27,303,519	Government National Mortgage Association, Series 2012-23, Class IO, 1.328%, 6/16/2053(b)(c)(e)	1,370,009
30,204,308	Government National Mortgage Association, Series 2012-55, Class IO, 1.068%, 4/16/2052(b)(c)(e)	1,353,274
23,379,258	Government National Mortgage Association, Series 2012-70, Class IO, 0.788%, 8/16/2052(b)(c)(e)	1,157,320
22,267,503	Government National Mortgage Association, Series 2012-79, Class IO, 0.939%, 3/16/2053(c)(e)	1,381,186
9,979,327	Government National Mortgage Association, Series 2012-H08, Class FA, 0.782%, 1/20/2062(b)(c)	10,061,237

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$370,125	Government National Mortgage Association, Series 2012-H24, Class FE, 0.782%, 10/20/2062(c)	$371,768
5,535,499	Government National Mortgage Association, Series 2012-H26, Class BA, 0.532%, 10/20/2062(b)(c)	5,524,262
3,358,916	Government National Mortgage Association, Series 2012-H30, Class GA, 0.532%, 12/20/2062(c)	3,344,285
7,033,478	Government National Mortgage Association, Series 2013-175, Class IO, 0.905%, 5/16/2055(c)(e)	399,621
26,860,655	Government National Mortgage Association, Series 2013-H16, Class AI, 1.612%, 7/20/2063(c)(e)	2,006,155
17,764,940	Government National Mortgage Association, Series 2013-H18, Class EI, 1.709%, 7/20/2063(c)(e)	1,506,822
3,376,219	Government National Mortgage Association, Series 2013-H18, Class JI, 1.386%, 8/20/2063(c)(e)	216,289
366,879	Government National Mortgage Association, Series 2013-H22, Class FT, 0.900%, 4/20/2063(c)	372,317
47,906,052	Government National Mortgage Association, Series 2014-130, Class IB, 0.957%, 8/16/2054(c)(e)	3,172,482
758,674	Government National Mortgage Association, Series 2014-160, Class ST, 6.500%, 10/20/2044(c)	753,613
47,049,812	Government National Mortgage Association, Series 2014-24, Class IX, 0.974%, 1/16/2054(b)(c)(e)	2,728,466
46,790,733	Government National Mortgage Association, Series 2014-70, Class IO, 1.293%, 3/16/2049(c)(e)	3,028,998
18,202,765	Government National Mortgage Association, Series 2014-H03, Class FS, 0.832%, 2/20/2064(b)(c)	18,395,478
4,878,101	Government National Mortgage Association, Series 2014-H05, Class FB, 0.782%, 12/20/2063(c)	4,908,838
4,513,494	Government National Mortgage Association, Series 2014-H06, Class FA, 0.752%, 3/20/2064(b)(c)	4,544,556
7,457,696	Government National Mortgage Association, Series 2014-H12, Class HZ, 4.604%, 6/20/2064(b)(c)	8,523,363
4,142,120	Government National Mortgage Association, Series 2014-H14, Class FA, 0.682%, 7/20/2064(c)	4,130,182
3,043,567	Government National Mortgage Association, Series 2014-H15, Class FA, 0.682%, 7/20/2064(c)	3,053,407
2,893,997	Government National Mortgage Association, Series 2015-39, Class SN, 3.867%, 3/20/2045(c)	3,023,889
6,971,173	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	6,982,285

		178,689,712

	Hybrid ARMs – 2.3%
128,044	FHLMC, 2.381%, 1/01/2035(b)(c)	136,748
2,792,091	FHLMC, 2.389%, 6/01/2035(b)(c)	2,970,644
2,317,351	FHLMC, 2.800%, 2/01/2037(b)(c)	2,501,749
359,014	FHLMC, 2.880%, 1/01/2036(b)(c)	383,801
694,795	FNMA, 1.859%, 2/01/2037(b)(c)	731,381
1,231,807	FNMA, 2.298%, 9/01/2034(b)(c)	1,312,500
544,897	FNMA, 2.377%, 9/01/2036(b)(c)	584,608

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – continued
$5,609,792	FNMA, 2.379%, 9/01/2037(b)(c)	$5,962,627
3,434,532	FNMA, 2.395%, 6/01/2034(c)	3,673,566
2,278,612	FNMA, 3.192%, 8/01/2038(b)(c)	2,438,102
248,741	FNMA, 5.420%, 10/01/2035(b)(c)	258,378

		20,954,104

	Mortgage Related – 48.5%
1,276,416	FHLMC, 4.000%, 2/01/2044	1,361,630
118,164	FHLMC, 5.000%, 9/01/2035(b)	129,982
12,179,360	FNMA, 3.000%, with various maturities in 2043(b)(g)	12,166,961
30,234,396	FNMA, 3.500%, with various maturities from 2037 to 2042(b)(g)	31,204,497
11,508,053	FNMA, 4.000%, with various maturities from 2042 to 2052(b)(g)	12,237,888
1,714,773	FNMA, 4.500%, 2/01/2041	1,853,858
773,687	FNMA, 5.500%, 8/01/2034(b)	881,431
9,933	FNMA, 6.000%, 10/01/2034(b)	11,364
17,200,000	FNMA (TBA), 3.000%, 8/01/2045(h)	17,091,492
100,405,000	FNMA (TBA), 3.500%, 8/01/2045(h)	103,205,361
121,695,000	FNMA (TBA), 4.000%, 8/01/2045(h)	128,648,245
790,766	GNMA, 0.714%, 8/20/2063(c)	794,435
2,298,952	GNMA, 1.863%, 2/20/2061(c)	2,419,282
554,882	GNMA, 1.913%, 7/20/2060(c)	583,761
462,681	GNMA, 1.942%, 9/20/2060(c)	487,497
3,273,443	GNMA, 2.195%, 2/20/2063(c)	3,484,170
1,838,090	GNMA, 4.479%, 2/20/2062	1,984,133
3,357,220	GNMA, 4.521%, 12/20/2061	3,615,984
980,594	GNMA, 4.524%, 7/20/2062	1,063,965
4,834,901	GNMA, 4.533%, 6/20/2064	5,392,689
1,566,966	GNMA, 4.556%, 12/20/2061	1,686,646
4,240,826	GNMA, 4.567%, 12/20/2064(b)	4,740,433
478,097	GNMA, 4.570%, 10/20/2061	512,925

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$1,015,312	GNMA, 4.576%, 9/20/2063	$1,115,416
4,556,422	GNMA, 4.577%, 6/20/2063(b)	5,012,929
504,249	GNMA, 4.578%, 11/20/2061	539,985
1,002,119	GNMA, 4.600%, 10/20/2061	1,074,709
964,926	GNMA, 4.616%, 7/20/2062	1,050,646
974,420	GNMA, 4.626%, 6/20/2062	1,056,990
10,552,969	GNMA, 4.659%, 2/20/2062(b)	11,425,900
12,507,296	GNMA, 4.670%, 12/20/2061(b)	13,465,918
5,655,966	GNMA, 4.671%, 10/20/2061	6,077,878
707,216	GNMA, 4.684%, 1/20/2062	761,268
3,189,849	GNMA, 4.700%, with various maturities in 2061(g)	3,416,076
589,493	GNMA, 4.709%, 12/20/2063	661,029
2,824,363	GNMA, 4.720%, 6/20/2061	3,014,488
3,894,191	GNMA, 4.767%, 7/20/2063	4,196,275
971,341	GNMA, 4.798%, 5/20/2061	1,038,849
1,347,794	GNMA, 4.808%, 8/20/2062	1,453,552
4,601,100	GNMA, 4.810%, 5/20/2061(b)	4,930,898
931,450	GNMA, 4.951%, 1/20/2062	1,007,448
535,717	GNMA, 5.500%, with various maturities in 2059(g)	559,694
2,192,123	GNMA, 6.514%, 5/20/2061	2,324,009
4,719,307	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(b)	4,775,127
2,755,097	Government National Mortgage Association, Series 2013-H13, Class SI, 1.298%, 6/20/2063(c)(e)	182,525
26,089,352	Government National Mortgage Association, Series 2014-H24, Class HI, 0.925%, 11/20/2064(c)(e)	1,304,468
11,619,196	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.640%, 10/20/2064(b)(c)	13,343,078
19,458,319	Government National Mortgage Association, Series 2015-H04, Class FL, 0.652%, 2/20/2065(b)(c)	19,456,295
7,338,616	Government National Mortgage Association, Series 2015-H05, Class FA, 0.482%, 4/20/2061(c)	7,340,135
2,976,504	Government National Mortgage Association, Series 2015-H12, Class FL, 0.412%, 5/20/2065(c)	2,980,647

		449,124,861

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – 26.9%
$960,307	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/2025, 144A	$963,016
1,438,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,434,242
137,950	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.328%, 9/10/2047(c)	138,648
1,281,649	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	1,353,153
922,493	Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044	970,382
13,100,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.586%, 12/15/2027, 144A(b)(c)	13,104,637
3,076,000	CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, 1.386%, 2/15/2031, 144A(c)	3,071,857
4,170,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/2049	4,344,898
4,278,387	COBALT CMBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.484%, 4/15/2047(c)	4,519,889
223,477	Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.943%, 6/10/2046(c)	228,742
1,325,000	Commercial Mortgage Pass Through Certificates, Series 2012-CR2, Class A4, 3.147%, 8/15/2045	1,349,837
3,010,000	Commercial Mortgage Pass Through Certificates, Series 2014-BBG, Class A, 0.986%, 3/15/2029, 144A(c)	3,006,578
1,220,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR14, Class A2, 3.147%, 2/10/2047	1,270,208
2,670,000	Commercial Mortgage Pass Through Certificates, Series 2014-CR16, Class ASB, 3.653%, 4/10/2047	2,801,404
2,797,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.936%, 5/13/2031, 144A(c)(d)(i)	2,776,285
5,380,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.036%, 10/15/2031, 144A(c)(d)(i)	5,380,000
2,652,218	Credit Suisse Mortgage Capital Certificates, Series 2006-C3, Class A3, 6.000%, 6/15/2038(c)	2,708,729
5,250,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049(c)	5,537,427
5,168,965	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(c)	5,448,378
1,439,802	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.147%, 9/15/2039(c)	1,530,100
11,163,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)(c)	11,845,003
4,108,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.168%, 2/15/2041(c)	4,444,761
3,400,000	Extended Stay America Trust, Series 2013-ESH7, Class D7, 5.521%, 12/05/2031, 144A(c)	3,467,487
3,110,181	GP Portfolio Trust, Series 2014-GPP, Class A, 1.136%, 2/15/2027, 144A(c)	3,105,358
13,700,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049(b)	14,539,454
7,927,683	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(b)	8,334,683
11,223,217	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.989%, 8/10/2045(b)(c)	11,976,912

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$5,200,000	GS Mortgage Securities Corp. II, Series 2013-KING, Class C, 3.550%, 12/10/2027, 144A(c)	$5,290,163
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(c)	5,784,766
3,461,000	GS Mortgage Securities Trust, Series 2013-GC16, Class B, 5.161%, 11/10/2046	3,765,364
3,205,000	GS Mortgage Securities Trust, Series 2014-GC20, Class A3, 3.680%, 4/10/2047	3,357,568
6,465,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.086%, 10/15/2029, 144A(b)(c)	6,424,238
6,733,299	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)(c)	6,916,492
3,020,240	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.440%, 6/12/2047	3,166,664
2,482,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.961%, 6/15/2049(c)	2,627,959
1,119,536	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	1,171,339
1,628,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class ASB, 3.584%, 4/15/2047	1,698,517
5,545,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.166%, 7/15/2031, 144A(c)	5,533,256
4,314,641	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	4,497,151
7,525,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)(c)	7,951,118
6,730,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049(b)	7,169,691
3,390,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.669%, 2/15/2047	3,538,712
8,517,738	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.861%, 4/12/2049(b)(c)	8,530,046
7,216,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044(b)	7,657,201
9,130,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049(b)(c)	9,655,377
1,000,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.480%, 6/15/2044, 144A(c)	1,065,155
627,437	PFP III Ltd., Series 2014-1, Class A, 1.356%, 6/14/2031, 144A(c)	626,705
3,475,000	RBS Commercial Funding, Inc., Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031, 144A(c)	3,447,405
680,000	SCG Trust, Series 2013-SRP1, Class A, 1.586%, 11/15/2026, 144A(c)	679,305
905,000	SCG Trust, Series 2013-SRP1, Class B, 2.674%, 11/15/2026, 144A(c)	904,439
2,100,000	Starwood Retail Property Trust, Inc., 1.402%, 11/15/2027, 144A(c)	2,085,491
6,500,000	Starwood Retail Property Trust, Inc., 1.832%, 11/15/2027, 144A(b)(c)	6,502,788
2,420,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	2,541,922

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$7,090,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046(b)	$7,545,490
4,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	4,103,584
4,632,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class ABS, 3.638%, 5/15/2047	4,868,524

		248,758,498

	Total Bonds and Notes (Identified Cost $1,152,458,885)	1,159,581,975

Short-Term Investments – 1.7%
15,432,423	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $15,432,427 on 7/01/2015 collateralized by $15,985,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $15,745,225 including accrued interest(j) (Identified Cost $15,432,423)	15,432,423

	Total Short-Term Investments (Identified Cost $15,432,423)	15,432,423

	Total Investments – 126.9% (Identified Cost $1,167,891,308)(a)	1,175,014,398
	Other assets less liabilities – (26.9)%	(249,242,880)

	Net Assets – 100.0%	$925,771,518

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $1,167,891,308 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$22,153,850
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(15,030,760)

Net unrealized appreciation	$7,123,090

(b)	All of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(c)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(d)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $10,908,008 or 1.2% (includes illiquid securities) of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(f)	A portion of this security has been designated to cover the Fund’s obligations under open futures contracts or TBA transactions.
(g)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(h)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(i)	Illiquid security. At June 30, 2015, the value of these securities amounted to $8,156,285 or 0.9% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $235,307,326 or 25.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular security or commodity group or index of securities, commodities, currencies or other assets for a specified price on a specified future date.

When the Fund of the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash, foreign currency, or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin”, are made or received by the Fund or the Subsidiary, depending on the price of the fluctuations in the fair value of the contract and the value of the collateral held. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or Subsidiary enters into a futures contract certain risks may arise such as liquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures are standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are limited.

At June 30, 2015, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2015	373	$47,062,109	$302,549
Ultra Long U.S. Treasury Bond	9/21/2015	85	13,095,313	(457,699)

Total				$(155,150)

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	9/30/2015	145	$31,745,938	$(43,312)
5 Year U.S. Treasury Note	9/30/2015	479	57,124,492	122,591

Total				$79,279

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$127,834,531	$1,239,876	(a)	$129,074,407
ABS Home Equity	—	24,386,312	2,751,723	(b)	27,138,035
ABS Other	—	31,601,260	20,541,178	(a)	52,142,438
Collateralized Mortgage Obligations	—	174,960,446	3,729,266	(a)	178,689,712
Mortgage Related	—	447,637,868	1,486,993	(a)	449,124,861
Non-Agency Commercial Mortgage-Backed Securities	—	243,378,498	5,380,000	(a)	248,758,498
All Other Bonds and Notes*	—	74,654,024	—		74,654,024

Total Bonds and Notes	—	1,124,452,939	35,129,036		1,159,581,975

Short-Term Investments	—	15,432,423	—		15,432,423

Total Investments	—	1,139,885,362	35,129,036		1,175,014,398

Futures Contracts (unrealized appreciation)	425,140	—	—		425,140

Total	$425,140	$1,139,885,362	$35,129,036		$1,175,439,538

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(501,011)	$—	$—	$(501,011)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$6,589,923	$—	$5,078	$(5,172)	$1,239,954	$(164,125)	$—	$(6,425,782)	$1,239,876	$(78)
ABS Home Equity	2,142,704	—	69,511	(17,273)	—	(489,431)	1,046,212	—	2,751,723	(31,995)
ABS Other	19,114,510	—	3,266	(141,545)	4,549,960	(472,811)	—	(2,512,202)	20,541,178	(128,879)
Collateralized Mortgage Obligations	4,280,249	—	(239,867)	(311,116)	—	—	—	—	3,729,266	(311,116)
Mortgage Related	—	—	(120,964)	(279,825)	1,887,782	—	—	—	1,486,993	(279,825)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(6,990)	5,386,990	—	—	—	5,380,000	(6,990)

Total	$32,127,386	$—	$(282,976)	$(761,921)	$13,064,686	$(1,126,367)	$1,046,212	$(8,937,984)	$35,129,036	$(758,883)

A debt security valued at $1,046,212 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 31, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2015, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $8,937,984 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration in order to control interest rate risk without having to buy or sell portfolio securities. During the period ended June 30, 2014, the Fund used futures contracts for hedging purposes and to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$425,140

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded/cleared liability derivatives
Interest rate contracts	$(501,011)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$808,543	$808,543

Industry Summary at June 30, 2015 (Unaudited)

Mortgage Related	48.5%
Non-Agency Commercial Mortgage-Backed Securities	26.9
Collateralized Mortgage Obligations	19.3
ABS Car Loan	13.9
ABS Other	5.6
ABS Home Equity	2.9
Hybrid ARMs	2.3
Agency Commercial Mortgage-Backed Securities	2.0
Other Investments, less than 2% each	3.8
Short-Term Investments	1.7

Total Investments	126.9
Other assets less liabilities (including futures contracts)	(26.9)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 97.8% of Net Assets

	Aerospace & Defense – 0.6%
69,198	KLX, Inc.(b)	$3,053,708
166,101	Vectrus, Inc.(b)	4,130,932

		7,184,640

	Auto Components – 2.3%
451,308	Fox Factory Holding Corp.(b)	7,257,033
340,729	Metaldyne Performance Group, Inc.	6,184,231
385,782	Remy International, Inc.	8,529,640
87,623	Tenneco, Inc.(b)	5,033,065

		27,003,969

	Banks – 15.9%
494,275	BancorpSouth, Inc.	12,732,524
164,260	Bryn Mawr Bank Corp.	4,954,082
499,290	Cathay General Bancorp	16,201,960
64,873	City National Corp.	5,863,870
560,734	CVB Financial Corp.	9,874,526
569,745	First Financial Bancorp	10,221,225
297,767	First Financial Bankshares, Inc.	10,314,649
216,203	Home BancShares, Inc.	7,904,382
182,679	IBERIABANK Corp.	12,464,188
86,358	LegacyTexas Financial Group, Inc.	2,608,012
290,210	PacWest Bancorp	13,570,219
206,760	Pinnacle Financial Partners, Inc.	11,241,541
299,752	Popular, Inc.(b)	8,650,843
211,501	Prosperity Bancshares, Inc.	12,212,068
118,843	Signature Bank(b)	17,397,427
570,972	Talmer Bancorp, Inc., Class A	9,563,781
157,054	Texas Capital Bancshares, Inc.(b)	9,775,041
139,009	Triumph Bancorp, Inc.(b)	1,827,968
238,400	Wintrust Financial Corp.	12,725,792

		190,104,098

	Beverages – 0.5%
647,868	Cott Corp.	6,336,149

	Building Products – 1.2%
139,945	Armstrong World Industries, Inc.(b)	7,456,270
98,359	Masonite International Corp.(b)	6,895,949

		14,352,219

	Capital Markets – 1.4%
177,681	Safeguard Scientifics, Inc.(b)	3,457,672
228,175	Stifel Financial Corp.(b)	13,174,825

		16,632,497

	Chemicals – 1.5%
108,174	Cabot Corp.	4,033,809
143,561	Minerals Technologies, Inc.	9,780,811

Shares	Description	Value (†)

Common Stocks – continued

	Chemicals – continued
264,656	Tronox Ltd., Class A	$3,871,917

		17,686,537

	Commercial Services & Supplies – 4.0%
345,742	KAR Auction Services, Inc.	12,930,751
245,409	Knoll, Inc.	6,142,587
138,688	McGrath Rentcorp	4,220,276
126,069	Rollins, Inc.	3,596,748
208,319	Viad Corp.	5,647,528
130,366	Waste Connections, Inc.	6,142,846
304,966	West Corp.	9,179,477

		47,860,213

	Communications Equipment – 0.6%
523,445	Calix, Inc.(b)	3,983,417
310,315	Digi International, Inc.(b)	2,963,508

		6,946,925

	Construction & Engineering – 1.3%
275,303	MYR Group, Inc.(b)	8,523,381
374,848	Primoris Services Corp.	7,421,990

		15,945,371

	Construction Materials – 0.3%
157,759	Summit Materials, Inc., Class A(b)	4,022,854

	Consumer Finance – 0.3%
14,933	Credit Acceptance Corp.(b)	3,676,206

	Distributors – 0.7%
143,568	Core-Mark Holding Co., Inc.	8,506,404

	Diversified Financial Services – 1.3%
633,112	FNFV Group(b)	9,737,262
58,041	MarketAxess Holdings, Inc.	5,384,464

		15,121,726

	Electric Utilities – 1.6%
243,095	ALLETE, Inc.	11,277,177
165,957	UIL Holdings Corp.	7,604,150

		18,881,327

	Electrical Equipment – 1.9%
62,827	AZZ, Inc.	3,254,439
317,222	Babcock & Wilcox Co.	10,404,881
133,840	EnerSys	9,407,614

		23,066,934

	Electronic Equipment, Instruments & Components – 3.8%
149,198	Belden, Inc.	12,119,353
147,369	Littelfuse, Inc.	13,983,844
200,908	Methode Electronics, Inc.	5,514,925
143,638	Rogers Corp.(b)	9,500,217

Shares	Description	Value (†)

Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
328,817	Vishay Intertechnology, Inc.	$3,840,583

		44,958,922

	Energy Equipment & Services – 1.9%
134,585	Bristow Group, Inc.	7,173,381
655,627	Helix Energy Solutions Group, Inc.(b)	8,280,569
125,866	Natural Gas Services Group, Inc.(b)	2,872,262
1,386,770	Parker Drilling Co.(b)	4,604,076

		22,930,288

	Food & Staples Retailing – 0.9%
325,761	SpartanNash Co.	10,600,263

	Food Products – 1.3%
28,478	J & J Snack Foods Corp.	3,151,660
240,763	Post Holdings, Inc.(b)	12,984,349

		16,136,009

	Health Care Equipment & Supplies – 2.0%
153,448	Cynosure, Inc., Class A(b)	5,920,024
117,593	Halyard Health, Inc.(b)	4,762,516
170,898	SurModics, Inc.(b)	4,002,431
69,153	Teleflex, Inc.	9,366,774

		24,051,745

	Health Care Providers & Services – 1.0%
109,762	Bio-Reference Laboratories, Inc.(b)	4,527,683
359,885	BioScrip, Inc.(b)	1,306,383
1,672	BioScrip, Inc., Rights(b) (c)	—
65,656	WellCare Health Plans, Inc.(b)	5,569,598

		11,403,664

	Hotels, Restaurants & Leisure – 4.8%
309,088	Carrols Restaurant Group, Inc.(b)	3,214,515
106,867	Churchill Downs, Inc.	13,363,718
26,119	Cracker Barrel Old Country Store, Inc.	3,895,910
329,509	Diamond Resorts International, Inc.(b)	10,396,009
170,017	Marriott Vacations Worldwide Corp.	15,599,060
231,721	Six Flags Entertainment Corp.	10,392,687

		56,861,899

	Household Durables – 1.9%
183,588	Jarden Corp.(b)	9,500,679
103,531	La-Z-Boy, Inc.	2,727,006
252,996	Libbey, Inc.	10,456,325

		22,684,010

	Industrial Conglomerates – 0.5%
301,400	Raven Industries, Inc.	6,127,462

	Insurance – 3.5%
489,245	Employers Holdings, Inc.	11,145,001
157,342	HCC Insurance Holdings, Inc.	12,090,159
181,171	ProAssurance Corp.	8,371,912

Shares	Description	Value (†)

Common Stocks – continued

	Insurance – continued
111,529	Reinsurance Group of America, Inc., Class A	$10,580,756

		42,187,828

	Internet & Catalog Retail – 1.2%
123,622	HSN, Inc.	8,677,028
130,426	Liberty Ventures, Series A(b)	5,121,829

		13,798,857

	IT Services – 5.9%
165,559	Booz Allen Hamilton Holding Corp.	4,178,709
390,625	Convergys Corp.	9,957,031
262,300	CSG Systems International, Inc.	8,304,418
111,214	DST Systems, Inc.	14,010,740
237,247	Euronet Worldwide, Inc.(b)	14,638,140
340,631	Perficient, Inc.(b)	6,553,740
113,774	WEX, Inc.(b)	12,966,823

		70,609,601

	Life Sciences Tools & Services – 0.7%
290,424	VWR Corp.(b)	7,763,034

	Machinery – 5.0%
76,178	Alamo Group, Inc.	4,162,366
194,753	Albany International Corp., Class A	7,751,169
227,020	Altra Industrial Motion Corp.	6,170,404
372,123	John Bean Technologies Corp.	13,988,103
156,818	RBC Bearings, Inc.(b)	11,253,260
268,633	TriMas Corp.(b)	7,951,537
93,820	Wabtec Corp.	8,841,597

		60,118,436

	Marine – 0.5%
77,157	Kirby Corp.(b)	5,914,856

	Media – 4.2%
297,021	Carmike Cinemas, Inc.(b)	7,882,937
384,168	E.W. Scripps Co. (The), Class A	8,778,239
158,806	John Wiley & Sons, Inc., Class A	8,634,282
496,822	National CineMedia, Inc.	7,929,279
532,234	New Media Investment Group, Inc.	9,542,956
344,733	Time, Inc.	7,932,306

		50,699,999

	Metals & Mining – 2.2%
322,094	Globe Specialty Metals, Inc.	5,701,064
172,244	Haynes International, Inc.	8,495,074
476,708	Horsehead Holding Corp.(b)	5,587,018
494,790	SunCoke Energy, Inc.	6,432,270

		26,215,426

	Multi-Utilities – 0.8%
204,934	NorthWestern Corp.	9,990,532

Shares	Description	Value (†)

Common Stocks – continued

	Multiline Retail – 0.5%
288,924	Fred’s, Inc., Class A	$5,573,344

	Oil, Gas & Consumable Fuels – 1.1%
59,982	Clayton Williams Energy, Inc.(b)	3,943,817
295,474	QEP Resources, Inc.	5,469,224
364,431	Synergy Resources Corp.(b)	4,165,446

		13,578,487

	Pharmaceuticals – 0.5%
208,153	Catalent, Inc.(b)	6,105,127

	Professional Services – 1.5%
226,711	FTI Consulting, Inc.(b)	9,349,562
490,539	RPX Corp.(b)	8,290,109

		17,639,671

	REITs - Apartments – 2.1%
209,828	American Campus Communities, Inc.	7,908,417
100,751	Home Properties, Inc.	7,359,861
130,670	Mid-America Apartment Communities, Inc.	9,514,083

		24,782,361

	REITs - Health Care – 0.6%
127,521	Omega Healthcare Investors, Inc.	4,377,796
112,953	Sabra Healthcare REIT, Inc.	2,907,410

		7,285,206

	REITs - Hotels – 0.6%
298,296	Hersha Hospitality Trust	7,648,303

	REITs - Office Property – 0.7%
455,686	BioMed Realty Trust, Inc.	8,812,967

	REITs - Shopping Centers – 0.9%
724,312	Retail Opportunity Investments Corp.	11,313,753

	REITs - Single Tenant – 0.5%
167,884	National Retail Properties, Inc.	5,877,619

	REITs - Storage – 1.7%
476,518	CubeSmart	11,036,157
111,124	Sovran Self Storage, Inc.	9,657,787

		20,693,944

	Road & Rail – 1.3%
83,036	Avis Budget Group, Inc.(b)	3,660,227
60,044	Genesee & Wyoming, Inc., Class A(b)	4,574,152
114,466	Old Dominion Freight Line, Inc.(b)	7,852,940

		16,087,319

	Semiconductors & Semiconductor Equipment – 1.7%
118,293	Advanced Energy Industries, Inc.(b)	3,251,874
195,060	Diodes, Inc.(b)	4,702,897
238,605	Semtech Corp.(b)	4,736,309

Shares	Description	Value (†)

Common Stocks – continued

	Semiconductors & Semiconductor Equipment – continued
386,510	Teradyne, Inc.	$7,455,778

		20,146,858

	Software – 1.8%
104,301	Monotype Imaging Holdings, Inc.	2,514,697
176,066	Synchronoss Technologies, Inc.(b)	8,051,498
173,981	Verint Systems, Inc.(b)	10,568,476

		21,134,671

	Specialty Retail – 2.7%
270,990	Barnes & Noble, Inc.(b)	7,034,900
499,675	Christopher & Banks Corp.(b)	2,003,697
152,955	Genesco, Inc.(b)	10,099,619
270,679	MarineMax, Inc.(b)	6,363,663
202,581	Sally Beauty Holdings, Inc.(b)	6,397,508

		31,899,387

	Thrifts & Mortgage Finance – 0.5%
152,474	Capitol Federal Financial, Inc.	1,835,787
138,484	Federal Agricultural Mortgage Corp., Class C	4,024,345

		5,860,132

	Trading Companies & Distributors – 1.0%
76,707	DXP Enterprises, Inc.(b)	3,566,875
192,444	H&E Equipment Services, Inc.	3,843,107
160,694	Rush Enterprises, Inc., Class A(b)	4,211,790

		11,621,772

	Transportation Infrastructure – 0.6%
87,631	Macquarie Infrastructure Corp.	7,240,950

	Total Common Stocks (Identified Cost $791,159,390)	1,169,682,771

Closed-End Investment Companies – 0.5%
486,012	Hercules Technology Growth Capital, Inc. (Identified Cost $6,305,502)	5,613,439

Principal Amount

Short-Term Investments – 1.4%
$17,389,692	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $17,389,697 on 7/01/2015 collateralized by $17,285,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $17,738,731 including accrued interest(d) (Identified Cost $17,389,692)	17,389,692

Description	Value (†)

Total Investments – 99.7% (Identified Cost $814,854,584)(a)	$1,192,685,902
Other assets less liabilities – 0.3%	3,557,466

Net Assets – 100.0%	$1,196,243,368

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $814,854,584 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$402,795,319
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,964,001)

Net unrealized appreciation	$377,831,318

(b)	Non-income producing security.
(c)	Fair valued by the Fund’s adviser.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,169,682,771	$—	$—	$1,169,682,771
Closed-End Investment Companies	5,613,439	—	—	5,613,439
Short-Term Investments	—	17,389,692	—	17,389,692

Total	$1,175,296,210	$17,389,692	$—	$1,192,685,902

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2015 (Unaudited)

Banks	15.9%
IT Services	5.9
Machinery	5.0
Hotels, Restaurants & Leisure	4.8
Media	4.2
Commercial Services & Supplies	4.0
Electronic Equipment, Instruments & Components	3.8
Insurance	3.5
Specialty Retail	2.7
Auto Components	2.3
Metals & Mining	2.2
REITs - Apartments	2.1
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	39.9
Short-Term Investments	1.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Charleston

Name:	Kevin Charleston
Title:	President and Chief Executive Officer
Date:	August 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2015